SEMI-ANNUAL REPORT

November 30, 2002

CLASSES A, B, C, I AND O                DOMESTIC EQUITY INDEX FUNDS
                                        ING Index Plus Large Cap Fund
                                        ING Index Plus Mid Cap Fund
                                        ING Index Plus Small Cap Fund

                                        STRATEGIC ALLOCATION FUNDS
                                        ING Strategic Allocation Growth Fund
                                        ING Strategic Allocation Balanced Fund
                                        ING Strategic Allocation Income Fund

                                    [PHOTO]

                                                                     [LION LOGO]
                                                                      ING FUNDS

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

            President's Letter ...........................     1
            Portfolio Managers' Reports:
              Domestic Equity Index Funds ................     2
              Strategic Allocation Funds .................     8
            Index Descriptions ...........................    12
            Statements of Assets and Liabilities .........    14
            Statements of Operations .....................    18
            Statements of Changes in Net Assets ..........    20
            Financial Highlights .........................    26
            Notes to Financial Statements ................    38
            Portfolios of Investments ....................    55
            Director and Officer Information .............    98

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the November 30, 2002 Semi-Annual Report for the ING Series Fund, Inc. There are six Funds included in this Semi-Annual Report.

The six months ended November 30, 2002 proved to be a difficult period as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past six months, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Fund Services, LLC
December 15, 2002

ING INDEX PLUS LARGE CAP FUND                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Index Plus Large Cap Fund (the "Fund") seeks to outperform the Standard & Poor's Composite Index (S&P 500), while maintaining a market level of risk by investing at least 80% of its net assets in stocks included in the S&P 500.

MARKET OVERVIEW: The S&P 500 Index posted a loss of 11.49% in the six month period ended November 30, 2002 as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6th by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions and to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness.

The more confident stance of investors resulted in higher growth sectors such as information technology and telecommunication services being the best performers in the period in sharp contrast to the first half of the year. The worst performing sectors were the utilities and consumer discretionary sectors.

PERFORMANCE: For the six months ended November 30, 2002, the Fund's Class I shares provided a total return of -11.61% compared to -11.49% for the S&P 500 Index.

PORTFOLIO SPECIFICS: The Fund's performance was helped by strong individual security selection within the consumer staples, industrials, and information technology sectors. Within consumer staples our underweight of Philip Morris benefited performance. Within information technology, an overweight in Dell Computer and underweight in Electronic Data Systems also helped the Fund's performance.

Fund performance was hurt by ineffective individual security selection in the energy, consumer discretionary and healthcare sectors. The Fund's underweight in Exxon Mobil in the energy sector and our overweight in Home Depot in the consumer discretionary sector hurt performance. Our positioning in Abbott Laboratories within the healthcare sector also detracted from performance during the period.

The Fund's sector allocation did not have a significant impact on performance. The positive contribution from our underweight in consumer staples was largely offset by the negative impact of our underweight in healthcare stocks.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Fund towards lower weightings in the healthcare and consumer discretionary sectors. We have increased our weightings in the financials and consumer staples sectors. Currently our largest overweight is in financials and our greatest underweight is in the healthcare sector.

Historical relationships between anticipated corporate earnings and prevailing interest rates suggest that the U.S. equity market is currently undervalued. While significant risks -- especially those related to terrorism and potential conflict with Iraq -- continue to weigh heavily on the market, underlying economic fundamentals suggest that the U.S. economy is likely to continue to grow. Economic growth, both here and abroad, should support improving corporate earnings.

While November saw some speculative behavior and short covering that rewarded stocks with poor investment characteristics, we believe the U.S. equity market in the long run rewards stocks with strong business fundamentals. Measurement of those fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

Portfolio Managers' Report                         ING INDEX PLUS LARGE CAP FUND
--------------------------------------------------------------------------------

                                                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED NOVEMBER 30, 2002
                           ---------------------------------------------------------------------------------------------------------
                                                SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION  SINCE INCEPTION   SINCE INCEPTION
                                                   OF CLASS A       OF CLASS B       OF CLASS C       OF CLASS I        OF CLASS O
                           1 YEAR      5 YEARS       2/3/97           3/1/99           6/30/98         12/10/96           8/1/01
                           ------      -------       ------           ------           -------         --------           ------
Including Sales Charge:
 Class A(1)               -19.40%        0.75%        4.13%              --                --               --               --
 Class B(2)               -21.64%          --           --            -7.70%               --               --               --
 Class C(3)               -17.95%          --           --               --             -3.22%              --               --
 Class I                  -16.70%        1.62%          --               --                --             5.89%              --
 Class O                  -16.89%          --           --               --                --               --           -16.82%
Excluding Sales Charge:
 Class A                  -16.92%        1.36%        4.68%              --                --               --               --
 Class B                  -17.52%          --           --            -6.95%               --               --               --
 Class C                  -17.33%          --           --               --             -3.22%              --               --
 Class I                  -16.70%        1.62%          --               --                --             5.89%              --
 Class O                  -16.89%          --           --               --                --               --           -16.82%
S&P 500 Index             -16.51%        0.97%        4.53%(4)        -5.94%            -2.94%(5)         5.11%(6)       -16.25%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Index Plus Large Cap Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 12/01/96.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                 See accompanying index descriptions on page 12.

ING INDEX PLUS MID CAP FUND                           Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Index Plus MidCap Fund (the "Fund") seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk by investing at least 80% of its net assets in stocks included in the S&P 400.

MARKET OVERVIEW: The S&P 400 Index lost 14.63% in the six month period ended November 30, 2002 as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6th by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions and to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness.

For the period the most defensive sectors, such as consumer staples and consumer discretionary stocks, were the best performers. Higher growth sectors, such as information technology and telecommunication services, were the worst performing sectors.

PERFORMANCE: For the six months ended November 30, 2002, the Fund's Class I shares provided a total return of -13.93% compared to -14.63% for the S&P 400 Index.

PORTFOLIO SPECIFICS: The Fund outperformed the S&P 400 Index during the period due to both successful individual security selection and effective sector allocation. The Fund's performance was helped by strong individual security selection within the consumer discretionary and industrials sectors. Within the consumer discretionary sector our underweight of BJ's Wholesale Club benefited performance. Within materials, underweights in L-3Communications and BISYS Group also helped the Fund's performance.

Fund performance was hurt by ineffective individual security selection in the healthcare and energy sectors. Within healthcare, the Fund's positioning in IDEC Pharmaceuticals and IVAX Corporation hurt performance. Our underweight in Weatherford International in the energy sector also detracted from performance during the period.

The Fund's sector allocation added to performance due to an overweight in information technology and the modest cash balance held in the portfolio. This was partially offset by the negative impact of the Fund's underweight in financials.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Fund towards an increased weighting in the financials sector. We have decreased our weighting in the consumer staples sector. Our largest underweight continues to be in energy while our largest overweight continues to be in the consumer discretionary sector.

Historical relationships between anticipated corporate earnings and prevailing interest rates suggest that the US equity market is currently undervalued. While significant risks -- especially those related to terrorism and potential conflict with Iraq -- continue to weigh heavily on the market, underlying economic fundamentals suggest that the U.S. economy is likely to continue to grow. Economic growth, both here and abroad, should support improving corporate earnings.

While November saw some speculative behavior and short covering that rewarded stocks with poor investment characteristics, we believe the U.S. equity market in the long run rewards stocks with strong business fundamentals. Measurement of those fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

Portfolio Managers' Report                           ING INDEX PLUS MID CAP FUND
--------------------------------------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                 --------------------------------------------------------------------------------
                                           SINCE INCEPTION    SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                           OF CLASS A AND I      OF CLASS B        OF CLASS C        OF CLASS O
                                 1 YEAR        2/3/98              3/1/99            6/30/98           8/1/01
                                 ------        ------              ------            -------           ------
Including Sales Charge:
 Class A(1)                      -7.84%         8.33%                 --                 --               --
 Class B(2)                     -10.30%           --                6.75%                --               --
 Class C(3)                      -6.07%           --                  --               7.22%              --
 Class I                         -4.63%         9.32%                 --                 --               --
 Class O                         -4.91%           --                  --                 --            -7.53%
Excluding Sales Charge:
 Class A                         -5.00%         9.02%                 --                 --               --
 Class B                         -5.62%           --                7.39%                --               --
 Class C                         -5.37%           --                  --               7.22%              --
 Class I                         -4.63%         9.32%                 --                 --               --
 Class O                         -4.91%           --                  --                 --            -7.53%
S&P MidCap 400 Index             -6.24%         8.00%(4)            7.50%              6.30%(5)        -8.30%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Index Plus Mid Cap Fund against the S&P MidCap 400 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/98.

(5)  Since inception performance for the index is shown from 07/01/98.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                 See accompanying index descriptions on page 12.

ING INDEX PLUS SMALL CAP FUND                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Hugh T.M. Whelan, Portfolio Manager, Doug Cote, Portfolio Manager, Aeltus Investment Management, Inc.

GOAL: The ING Index Plus Small Cap Fund (the "Fund") seeks to outperform the total return performance of the Standard & Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk by investing at least 80% of its net assets in stocks included in the S&P 600.

MARKET OVERVIEW: The S&P 600 Index lost 16.21% six month period ended November 30, 2002 as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6th by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions and to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness.

For the period all sectors turned in negative performance. The utilities and financial sectors were the least affected whereas the materials and consumer staples sectors were the most affected by the negative market environment.

PERFORMANCE: For the six months ended November 30, 2002, the Fund's Class I shares provided a total return of -13.95% compared to -16.21% for the S&P 600 Index.

PORTFOLIO SPECIFICS: The Fund outperformed the S&P 600 Index during the period due to both successful individual security selection and effective sector allocation. The Fund's performance was helped by strong individual security selection within the materials and information technology sectors. Within the materials sector, our underweight of OM Group, Inc. benefited performance. Within information technology, an overweight in Hyperion Solutions and underweight in THQ, Inc. also helped the Fund's performance.

Fund performance was hurt by ineffective individual security selection in the utilities and telecommunication services sectors. Within utilities, the Fund's underweight in Philadelphia Suburban Corporation and overweight in Northwest Corporation hurt performance. The Fund's underweight in General Communications, Inc. in the telecommunications services sector also detracted from performance during the period.

The Fund's sector allocation added to performance due to an underweight in information technology and the modest cash balance held in the portfolio. This was partially offset by the negative impact of the Fund's underweight in energy.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Fund towards an increased weighting in the information technology sector. We have decreased our weighting in the consumer discretionary sector. Our largest underweight continues to be in information technology while our largest overweight continues to be in the consumer discretionary sector.

Historical relationships between anticipated corporate earnings and prevailing interest rates suggest that the US equity market is currently undervalued. While significant risks -- especially those related to terrorism and potential conflict with Iraq -- continue to weigh heavily on the market, underlying economic fundamentals suggest that the U.S. economy is likely to continue to grow. Economic growth, both here and abroad, should support improving corporate earnings.

While November saw some speculative behavior and short covering that rewarded stocks with poor investment characteristics, we believe the U.S. equity market in the long run rewards stocks with strong business fundamentals. Measurement of those fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

Portfolio Managers' Report                         ING INDEX PLUS SMALL CAP FUND
--------------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED NOVEMBER 30, 2002
                            --------------------------------------------------------------------------------
                                      SINCE INCEPTION    SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                      OF CLASS A AND I      OF CLASS B        OF CLASS C        OF CLASS O
                            1 YEAR        2/3/98              3/1/99            6/30/98           8/1/01
                            ------        ------              ------            -------           ------
Including Sales Charge:
 Class A(1)                 -6.86%         1.35%                 --                 --                --
 Class B(2)                 -9.42%           --                3.95%                --                --
 Class C(3)                 -5.31%           --                  --               0.17%               --
 Class I                    -3.64%         2.27%                 --                 --                --
 Class O                    -4.16%           --                  --                 --             -6.25%
Excluding Sales Charge:
 Class A                    -4.01%         1.99%                 --                 --                --
 Class B                    -4.72%           --                4.67%                --                --
 Class C                    -4.61%           --                  --               0.17%               --
 Class I                    -3.64%         2.27%                 --                 --                --
 Class O                    -4.16%           --                  --                 --             -6.25%
S&P SmallCap 600 Index      -5.67%         3.68%(4)            7.61%              2.19%(5)         -7.51%

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Index Plus SmallCap Fund against the S&P SmallCap 600 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 3.00%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/98.

(5)  Since inception performance for the index is shown from 07/01/98.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities of growth-oriented companies.

                 See accompanying index descriptions on page 12.

ING STRATEGIC ALLOCATION GROWTH
ING STRATEGIC ALLOCATION BALANCED
ING STRATEGIC ALLOCATION INCOME                       Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGER: Mary Ann Fernandez, Senior Vice President, Aeltus Investment Management, Inc.

GOAL: The Strategic Allocation Growth Fund (formerly ING Ascent Fund) seeks to provide capital appreciation. The Strategic Allocation Balanced Fund (formerly ING Crossroads Fund) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The ING Strategic Allocation Income Fund (formerly ING Legacy Fund) seeks to provide total return consistent with preservation of capital.

Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income are asset allocation funds that have been designed for investors with different investment goals:

* Strategic Allocation Growth is managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance.

* Strategic Allocation Balanced is managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.

* Strategic Allocation Income is managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and who have a low level of risk tolerance.

MARKET OVERVIEW: Domestic and international equities posted heavy losses over the period while bonds had positive returns as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6th by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions and to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness. Such releases include third quarter GDP, which was revised up to 4.0% from 3.1%, consumer confidence that has improved with the equity market, and weekly jobless claims, which are stabilizing at a sub-400k level. The housing market also remains very strong .

PERFORMANCE: For the six months ended November 30, 2002, the Class I shares of Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income returned -11.71%, -8.61% and -5.41%, respectively, compared to their custom composite benchmarks, listed on page 13, which returned -8.88%, -5.48% and -1.27%, respectively.

PORTFOLIO SPECIFICS: The main driver of underperformance in SMID (combination of smallcap and midcap) cap stocks was adverse security selection in consumer discretionary and industrial stocks that were partially offset by positive selection in information technology and health care stocks. International stocks also suffered from adverse selection in the consumer goods sector but were offset somewhat by positive selection in non-bank financials. Positive security selection in large cap consumer staples and health care stocks was not strong enough to offset the adverse selection in SMID cap and international stocks. Stocks that detracted from performance included: American International Group (large cap insurance), Dura Automotive Systems, Inc (SMID cap consumer discretionaries) and Griffon Corp. (smid cap building products). Stocks that added to performance included: Electronic Arts, Inc. (SMID cap software) and Merck & Co., Inc. (large cap pharmaceuticals). Our fixed income investments modestly underperformed the Lehman Aggregate. With rates declining over the period, a short duration relative to the index detracted from performance. However, duration exposures were rebalanced to neutral throughout November. Asset allocation decisions positively impacted the Fund especially due to an underweight to credit. Also, positive credit-sector selection helped to offset the negative impacts of duration.

MARKET OUTLOOK: The equity market rally that started in October marks an interesting point in the recovery of the stock market as most of the major market indices saw positive results for the period, some in the double digits. While this by no means indicates that we've seen a bottom, it does illuminate improvement in investor sentiment. As recently as September investors persisted in viewing the economy, the financial markets and our nation's political situation from a rather negative perspective. But starting in October, they appear to have put on their rose-colored glasses and started to focus on those positive elements that may have been apparent for some time now, specifically: the economy that, while slow, is growing at a potentially sustainable rate with low inflation; earnings that, while not record-breaking, appear to be on the rise; accounting problems and misdeeds that are being addressed by the appropriate regulatory bodies; and a geo-political situation that, while dangerous, has several viable outcomes that are palatable to the financial markets.

                                                        ING STRATEGIC ALLOCATION
Portfolio Managers' Report                                           GROWTH FUND
--------------------------------------------------------------------------------

                                             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                --------------------------------------------------------------------------------------------
                                                       SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                          OF CLASS A        OF CLASS B        OF CLASS C        OF CLASS I
                                1 YEAR      5 YEARS         1/20/97           3/1/99            6/30/98           1/4/95
                                ------      -------         -------           ------            -------           ------
Including Sales Charge:
 Class A(1)                    -14.90%       -2.90%          -0.13%              --                 --                --
 Class B(2)                    -14.86%          --              --            -4.48%                --                --
 Class C(3)                    -11.20%       -1.50%             --               --              -4.87%               --
 Class I                        -9.53%          --              --               --                 --              6.59%
Excluding Sales Charge:
 Class A                        -9.68%       -1.75%           0.88%              --                 --                --
 Class B                       -10.40%          --              --            -3.77%                --                --
 Class C                       -10.31%          --              --               --              -4.87%               --
 Class I                        -9.53%       -1.50%             --               --                 --              6.59%
Russell 3000 Index             -15.67%        0.85%           4.28%(4)        -4.97%             -2.64%(5)         10.76%(6)
Strategic Allocation Growth
 Composite Index(7)            -10.73%        2.21%           4.79%(4)        -2.44%             -0.66%(5)          9.61%(6)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Strategic Allocation Growth Fund against the Russell 3000 Index and the Strategic Allocation Growth Composite Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 01/01/95.

(7) The Strategic Allocation Growth Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 20% in large capitalization stocks, 20% for small-/mid-cap stocks, 20% in international stocks, 20% in real estate stocks, 10% in U.S. dollar bonds, and 10% in international bonds. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 35% in large cap stocks, 20% in small-/mid-cap stocks, 20% in international stocks, 5% in real estate stocks, 15% in U.S. dollar bonds, and 5% in international bonds. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks; small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                 See accompanying index descriptions on page 12.

ING STRATEGIC ALLOCATION
BALANCED FUND                                         Portfolio Managers' Report
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                   -------------------------------------------------------------------------------------------
                                                         SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                            OF CLASS A        OF CLASS B        OF CLASS C        OF CLASS I
                                   1 YEAR      5 YEARS        1/20/97           3/1/99            6/30/98           1/4/95
                                   ------      -------        -------           ------            -------           ------
Including Sales Charge:
 Class A(1)                        -11.84%      -1.70%          0.68%              --                 --                --
 Class B(2)                        -11.70%         --             --            -2.87%                --                --
 Class C(3)                         -8.08%         --             --               --              -3.30%               --
 Class I                            -6.23%      -0.27%            --               --                 --              6.36%
Excluding Sales Charge:
 Class A                            -6.48%      -0.52%          1.69%              --                 --                --
 Class B                            -7.15%         --             --            -2.16%                --                --
 Class C                            -7.17%         --             --               --              -3.30%               --
 Class I                            -6.23%      -0.27%            --               --                 --              6.36%
Russell 3000 Index                 -15.67%       0.85%          4.28%(4)        -4.97%             -2.64%(5)         10.76%(6)
Strategic Allocation Balanced
 Composite Index(7)                 -6.60%       3.62%          5.70%(4)         0.05%              1.41%(5)          9.55%(6)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Strategic Allocation Balanced Fund against the Russell 3000 Index and the Strategic Allocation Balanced Composite Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 01/01/95.

(7) The Strategic Allocation Balanced Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 15% in large capitalization stocks, 15% for small-/mid-cap stocks, 15% in international stocks, 15% in real estate stocks, 25% in U.S. dollar bonds, and 10% in international bonds and 5% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 25% in large cap stocks, 15% in small-/mid-cap stocks, 15% in international stocks, 5% in real estate stocks, 30% in U.S. dollar bonds, and 5% in international bonds and 5% in money market instruments. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks; small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                                                        ING STRATEGIC ALLOCATION
Portfolio Managers' Report                                           INCOME FUND
--------------------------------------------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                   ------------------------------------------------------------------------------------------
                                                        SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                                           OF CLASS A        OF CLASS B        OF CLASS C        OF CLASS I
                                   1 YEAR     5 YEARS        1/20/97           3/1/99            6/30/98           1/4/95
                                   ------     -------        -------           ------            -------           ------
Including Sales Charge:
 Class A(1)                        -8.99%       0.77%          2.30%              --                 --               --
 Class B(2)                        -8.92%         --             --            -0.18%                --               --
 Class C(3)                        -5.20%         --             --               --              -0.25%              --
 Class I                           -3.28%       2.23%            --               --                 --             6.84%
Excluding Sales Charge:
 Class A                           -3.48%       1.97%          3.33%              --                 --               --
 Class B                           -4.33%         --             --             0.54%                --               --
 Class C                           -4.28%         --             --               --              -0.25%              --
 Class I                           -3.28%       2.23%            --               --                 --             6.84%
Salomon Smith Barney Broad
 Investment-Grade Bond Index        7.22%       7.30%          7.66%(4)         7.44%              7.11%(5)         8.42%(6)
Strategic Allocation Income
 Composite Index(7)                -1.30%       5.20%          6.62%(4)         3.07%              3.84%(5)         9.24%(6)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Strategic Allocation Income Fund against the Salomon Smith Barney Broad Invsestment-Grade Bond Index and the Strategic Allocation Income Composite Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 02/01/97.

(5)  Since inception performance for the index is shown from 07/01/98.

(6)  Since inception performance for the index is shown from 01/01/95.

(7) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Fund invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Fund, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Fund and the composite were 10% in large capitalization stocks, 10% for small-/mid-cap stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, and 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through December 31, 2001 reflects benchmark weightings of 15% in large cap stocks, 10% in small-/mid-cap stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, and 5% in international bonds and 10% in money market instruments. Effective October 1, 2002 a single category of domestic stocks replaced the group of categories of large cap stocks; small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities; credit, interest rate and other risks that accompany an investment in debt securities.

                 See accompanying index descriptions on page 12.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The MORGAN STANLEY CAPITAL INTERNATIONAL GROUP, EUROPE, AUSTRALIA AND FAR EAST INDEX (MSCI EAFE) consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed-rate U.S. government, investment grade mortgage-backed and corporate debt securities.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The S&P MIDCAP 400 INDEX is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The S&P SMALLCAP 600 INDEX is an unmanaged index used to measure stock market performance composed of companies with a weighted average market value of $872 million. Performance is calculated on a total return basis and reinvested, as reported by Frank Russell Company.

The SALOMON SMITH BARNEY BROAD INVESTMENT-GRADE BOND INDEX is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities, and corporate issues.

The 91-DAY U.S. TREASURY BILL RATE is a capitalization-weighted basket of all outstanding Treasury Bills issued by the U.S. Government.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

ASSET CLASS

                               STRATEGIC      STRATEGIC      STRATEGIC
                              ALLOCATION     ALLOCATION      ALLOCATION    ASSET CLASS
                                GROWTH       BALANCED(1)     INCOME(2)     COMPARATIVE INDICES(3)
                                ------       -----------     ---------     ----------------------
EQUITY
 DOMESTIC STOCKS
 Range                          0-100%         0-80%           0-70%       Russell 3000
 Benchmark                       70%            55%             35%

 INTERNATIONAL STOCKS
 Range                          0-20%          0-10%           0-10%       Morgan Stanley Capital
 Benchmark                       10%             5%              0%        International Europe,
                                                                           Australia and Far East Index
FIXED INCOME
 U.S. DOLLAR BONDS
 Range                          0-40%          0-70%          0-100%       Lehman Brothers
 Benchmark                       20%            35%             55%        Aggregate Bond Index

MONEY MARKET INSTRUMENTS
 Range                          0-30%          0-30%           0-30%       91-Day U.S. Treasury Bill Rate
 Benchmark                       0%              5%             10%

(1) Strategic Allocation Balanced will invest no more than 60% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(2) Strategic Allocation Income will invest no more than 35% of its assets in any combination of the following asset classes: small-/mid-capitalization stocks, high-yield bonds, international stocks and international fixed-income securities.

(3) The Asset Class Comparative Indices are components of the Composite Indices used by Aeltus as a benchmark to compare the performance of each Fund. See page 12 for a description of each Asset Class Comparative Index.

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                            ING              ING              ING
                                                         INDEX PLUS       INDEX PLUS       INDEX PLUS
                                                         LARGE CAP          MID CAP        SMALL CAP
                                                            FUND             FUND             FUND
                                                        -------------    -------------    -------------
ASSETS:
Investments in securities, at value*                    $ 348,800,496    $  59,016,322    $  17,600,531
Short-term investments, at amortized cost                   7,442,000        2,835,000          466,000
Cash                                                            6,483               --               --
Receivables:
  Investment securities sold                               10,891,688        1,977,031               --
  Fund shares sold                                          4,504,139        1,193,213          103,650
  Dividends and interest                                      599,075           65,046           11,900
  Other                                                         9,579               --              256
Prepaid expenses                                               15,763            3,221            2,349
Reimbursement due from manager                                 14,659           54,402           46,544
                                                        -------------    -------------    -------------
  Total assets                                            372,283,882       65,144,235       18,231,230
                                                        -------------    -------------    -------------
LIABILITIES:
Payable for investment securities purchased                11,497,204        3,253,973               --
Payable for fund shares redeemed                            2,593,532            4,866            2,781
Payable to affiliates                                         206,556           39,535           12,964
Payable to custodian                                               --            2,667               95
Other accrued expenses and liabilities                         88,442           60,544           32,248
                                                        -------------    -------------    -------------
  Total liabilities                                        14,385,734        3,361,585           48,088
                                                        -------------    -------------    -------------
NET ASSETS                                                357,898,148       61,782,650       18,183,142
                                                        =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                           485,333,846       67,524,576       17,584,933
Undistributed net investment income (accumulated net
 investment loss)                                            (853,655)          40,729          (13,122)
Accumulated net realized loss on investments, futures
 contracts and foreign currencies                        (132,091,452)      (6,661,565)      (1,207,280)
Net unrealized appreciation of investments, futures
 contracts and foreign currencies                           5,509,409          878,910        1,818,611
                                                        -------------    -------------    -------------
NET ASSETS                                              $ 357,898,148    $  61,782,650    $  18,183,142
                                                        =============    =============    =============
*Cost of securities                                     $ 343,291,087    $  58,137,412    $  15,781,920
**Cost of foreign currencies                            $          --    $          --    $          --

                 See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited) (Continued)
------------------------------------------------------------------------------------

                                                         ING             ING             ING
                                                      INDEX PLUS      INDEX PLUS      INDEX PLUS
                                                      LARGE CAP         MID CAP       SMALL CAP
                                                         FUND            FUND            FUND
                                                    -------------   -------------   -------------
CLASS A:
Net assets                                          $ 184,964,757   $  39,783,553   $  12,117,710
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                     15,459,499       3,616,270       1,117,234
Net asset value and redemption price per share      $       11.96   $       11.00   $       10.85
Maximum offering price per share (5.75%)(1)         $       12.69   $       11.67   $       11.51

CLASS B:
Net assets                                          $  23,247,039   $   5,125,027   $   2,463,555
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                      1,944,829         473,481         233,348
Net asset value and redemption price per share(2)   $       11.95   $       10.83   $       10.56
Maximum offering price per share                    $       11.95   $       10.83   $       10.56

CLASS C:
Net assets                                          $  17,330,320   $   3,883,089   $   1,405,755
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                      1,444,912         357,693         132,355
Net asset value and redemption price per share(2)   $       11.99   $       10.86   $       10.62
Maximum offering price per share                    $       11.99   $       10.86   $       10.62

CLASS I:
Net assets                                          $ 129,572,646   $   9,752,032   $     376,743
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                     10,759,425         879,761          34,341
Net asset value and redemption price per share      $       12.04   $       11.09   $       10.97
Maximum offering price per share                    $       12.04   $       11.09   $       10.97

CLASS O:
Net assets                                          $   2,783,386   $   3,238,949   $   1,819,379
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                        231,277         293,168         166,798
Net asset value and redemption price per share      $       12.03   $       11.05   $       10.91
Maximum offering price per share                    $       12.03   $       11.05   $       10.91

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                            ING             ING             ING
                                                         STRATEGIC       STRATEGIC       STRATEGIC
                                                         ALLOCATION      ALLOCATION      ALLOCATION
                                                           GROWTH         BALANCED         INCOME
                                                            FUND            FUND            FUND
                                                        ------------    ------------    ------------
ASSETS:
Investments in securities, at value*                    $ 45,513,086    $ 61,903,937    $ 35,668,434
Short-term investments, at amortized cost                  1,631,000       8,832,745       9,225,362
Cash                                                           4,766              --             212
Foreign currencies, at value**                               728,173         667,685               4
Receivables:
  Investment securities sold                               3,550,853       5,273,691       1,933,100
  Fund shares sold                                         1,000,076
  Dividends and interest                                     100,992         198,911         173,172
  Other                                                        2,501              --              41
Prepaid expenses                                               7,370           7,734           7,199
Reimbursement due from manager                                19,658          21,256          23,421
                                                        ------------    ------------    ------------
  Total assets                                            52,558,475      76,905,959      47,030,945
                                                        ------------    ------------    ------------
LIABILITIES:
Payable for investment securities purchased                4,218,130      11,063,826       7,100,926
Payable for fund shares redeemed                                 300              --              --
Payable to affiliates                                         38,994          54,084          33,680
Payable to custodian                                              --           3,808              --
Other accrued expenses and liabilities                        27,827          32,511          20,110
                                                        ------------    ------------    ------------
  Total liabilities                                        4,285,251      11,154,229       7,154,716
                                                        ------------    ------------    ------------
NET ASSETS                                                48,273,224      65,751,730      39,876,229
                                                        ============    ============    ============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                                           61,822,845      79,772,002      43,993,677
Undistributed net investment income (accumulated net
 investment loss)                                            119,246        (107,596)       (211,454)
Accumulated net realized loss on investments, futures
 contracts and foreign currencies                        (14,136,666)    (15,217,227)     (4,772,055)
Net unrealized appreciation of investments, futures
 contracts and foreign currencies                            467,799       1,304,551         866,061
                                                        ------------    ------------    ------------
NET ASSETS                                              $ 48,273,224    $ 65,751,730    $ 39,876,229
                                                        ============    ============    ============
*Cost of securities                                     $ 45,055,711    $ 60,604,712    $ 34,802,530
**Cost of foreign currencies                            $    718,277    $    662,814    $          4

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------

                                                        ING             ING             ING
                                                     STRATEGIC       STRATEGIC       STRATEGIC
                                                     ALLOCATION      ALLOCATION      ALLOCATION
                                                       GROWTH         BALANCED         INCOME
                                                        FUND            FUND            FUND
                                                    -------------   -------------   -------------
CLASS A:
Net assets                                          $  24,350,602   $  34,319,183   $  23,259,414
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                      2,755,732       3,714,213       2,565,724
Net asset value and redemption price per share      $        8.84   $        9.24   $        9.07
Maximum offering price per share (5.75%)(1)         $        9.38   $        9.80   $        9.62

CLASS B:
Net assets                                          $     205,193   $     336,559   $     394,978
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                         23,208          36,338          43,287
Net asset value and redemption price per share(2)   $        8.84   $        9.26   $        9.12
Maximum offering price per share                    $        8.84   $        9.26   $        9.12

CLASS C:
Net assets                                          $     718,095   $     108,682   $     194,939
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                         81,245          11,636          21,323
Net asset value and redemption price per share(2)   $        8.84   $        9.34   $        9.14
Maximum offering price per share                    $        8.84   $        9.34   $        9.14

CLASS I:
Net assets                                          $  22,999,334   $  30,987,306   $  16,026,898
Shares authorized                                     100,000,000     100,000,000     100,000,000
Par value                                           $       0.001   $       0.001   $       0.001
Shares outstanding                                      2,586,210       3,328,389       1,752,272
Net asset value and redemption price per share      $        8.89   $        9.31   $        9.15
Maximum offering price per share                    $        8.89   $        9.31   $        9.15

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Six Months Ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                          ING INDEX PLUS    ING INDEX PLUS    ING INDEX PLUS
                                                          LARGE CAP FUND     MID CAP FUND     SMALL CAP FUND
                                                          --------------     ------------     --------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                           $  2,922,392      $    299,149      $     64,396
Interest                                                         32,979            19,800             3,088
                                                           ------------      ------------      ------------
  Total investment income                                     2,955,371           318,949            67,484
                                                           ------------      ------------      ------------
EXPENSES:
Investment management fees                                      750,364           120,271            31,924
Distribution and service fees:
  Class A                                                       202,831            43,037            11,766
  Class B                                                       113,002            20,651             9,775
  Class C                                                        66,241            11,583             4,094
  Class O                                                         2,176             3,036             1,765
Transfer agent fees                                             155,952            89,220            51,213
Administrative and service fees                                 133,398            21,382             5,675
Shareholder reporting expense                                    43,823            10,451             2,707
Registration and filing fees                                     35,069            21,614            20,307
Professional fees                                                20,559            26,396            23,669
Custody and accounting fees                                      40,617            33,653            35,112
Directors' fees                                                   7,199             1,026               306
Insurance expense                                                 1,519               155                49
Miscellaneous expense                                             4,260             4,299             1,347
                                                           ------------      ------------      ------------
  Total expenses                                              1,577,010           406,774           199,709
Less:
  Net waived and reimbursed fees                                 42,104           128,009           119,103
                                                           ------------      ------------      ------------
  Net expenses                                                1,534,906           278,765            80,606
                                                           ------------      ------------      ------------
Net investment income (loss)                                  1,420,465            40,184           (13,122)
                                                           ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FUTURES:
Net realized gain (loss) on:
  Investments                                               (27,273,365)       (4,990,083)         (848,410)
  Futures                                                        81,426                --                --
                                                           ------------      ------------      ------------
   Net realized and unrealized loss on investments
     and futures                                            (27,191,939)       (4,990,083)         (848,410)
                                                           ------------      ------------      ------------
Net change in unrealized depreciation on:
  Investments                                               (18,990,446)       (3,361,136)         (891,278)
                                                           ------------      ------------      ------------
   Net change in unrealized depreciation on
     investments                                            (18,990,446)       (3,361,136)         (891,278)
                                                           ------------      ------------      ------------
Net realized and unrealized loss on investments and
 futures                                                    (46,182,385)       (8,351,219)       (1,739,688)
                                                           ------------      ------------      ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(44,761,920)     $ (8,311,035)     $ (1,752,810)
                                                           ============      ============      ============
* Foreign taxes                                            $      3,738      $         --      $         32

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Six Months Ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                              ING STRATEGIC      ING STRATEGIC      ING STRATEGIC
                                                                ALLOCATION        ALLOCATION          ALLOCATION
                                                               GROWTH FUND       BALANCED FUND       INCOME FUND
                                                               -----------       -------------       -----------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                               $   340,565        $   394,188        $   169,981
Interest                                                           146,355            391,395            420,878
                                                               -----------        -----------        -----------
  Total investment income                                          486,920            785,583            590,859
                                                               -----------        -----------        -----------
EXPENSES:
Investment management fees                                         194,621            267,637            156,687
Distribution and service fees:
  Class A                                                           29,494             43,634             27,625
  Class B                                                              755              1,036              1,461
  Class C                                                            5,843                525              1,104
Transfer agent fees                                                 21,039             21,397             19,074
Administrative and service fees                                     19,462             26,763             15,668
Shareholder reporting expense                                        7,758              9,774              6,465
Registration and filing fees                                        23,414             20,412             20,004
Professional fees                                                   14,225             16,666             14,327
Custody and accounting fees                                         35,795             47,792             36,090
Directors' fees                                                        390              1,027                701
Insurance expense                                                      230                306                178
Miscellaneous expense                                                3,090              1,949              1,589
                                                               -----------        -----------        -----------
  Total expenses                                                   356,116            458,918            300,973
Less:
  Net Waived and reimbursed fees                                    78,660             95,898             99,023
                                                               -----------        -----------        -----------
  Net expenses                                                     277,456            363,020            201,950
                                                               -----------        -----------        -----------
Net investment income                                              209,464            422,563            388,909
                                                               -----------        -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS, FUTURES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments                                                   (4,687,981)        (5,172,099)        (1,909,013)
  Futures and forward foreign currency exchange
   contracts                                                      (200,487)          (164,581)           (30,414)
  Foreign currency related transactions                             53,732             44,536              5,978
                                                               -----------        -----------        -----------
   Net realized loss on investments                             (4,834,736)        (5,292,144)        (1,933,449)
                                                               -----------        -----------        -----------
Net change in unrealized appreciation (depreciation) on:
  Investments                                                   (2,239,027)        (1,949,233)          (779,881)
  Futures and forward foreign currency exchange
   contracts                                                       (16,216)           (15,784)            (3,986)
  Foreign currency related transactions                             25,245             25,249                103
                                                               -----------        -----------        -----------
   Net change in unrealized depreciation on
     investments                                                (2,229,998)        (1,939,768)          (783,764)
                                                               -----------        -----------        -----------
Net realized and unrealized depreciation on investments,
 futures and foreign currencies                                 (7,064,734)        (7,231,912)        (2,717,213)
                                                               -----------        -----------        -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(6,855,270)       $(6,809,349)       $(2,328,304)
                                                               ===========        ===========        ===========
* Foreign taxes                                                $     3,056        $     2,558        $       212

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                    ING INDEX PLUS LARGE CAP FUND
                                           -----------------------------------------------
                                             SIX MONTHS     SEVEN MONTHS         YEAR
                                               ENDED            ENDED           ENDED
                                            NOVEMBER 30,       MAY 31,        OCTOBER 31,
                                               2002            2002(1)           2001
                                           -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                      $   1,420,465    $   1,329,825    $   2,383,258
Net realized loss on investments and
 futures                                     (27,191,939)     (19,314,566)     (63,740,191)
Net change in unrealized appreciation
 (depreciation) of investments and
 futures                                     (18,990,446)      17,942,116      (63,566,236)
                                           -------------    -------------    -------------
  Net decrease in net assets resulting
   from operations                           (44,761,920)         (42,625)    (124,923,169)
                                           -------------    -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                     (1,576,251)      (1,165,704)        (489,702)
  Class B                                         (3,483)              --               --
  Class C                                        (30,672)              --               --
  Class I                                     (1,440,407)      (1,259,915)        (804,425)
  Class O                                        (25,653)            (694)              --
                                           -------------    -------------    -------------
Total distributions                           (3,076,466)      (2,426,313)      (1,294,127)
                                           -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares              60,150,701      105,286,051      136,144,078
Shares resulting from dividend
 reinvestments                                 3,037,182        2,391,836        1,274,740
                                           -------------    -------------    -------------
                                              63,187,883      107,677,887      137,418,818
Cost of shares redeemed                      (48,835,743)     (80,737,408)     (86,335,928)
                                           -------------    -------------    -------------
Net increase in net asset resulting from
 capital share transactions                   14,352,140       26,940,479       51,082,890
                                           -------------    -------------    -------------
Net increase (decrease) in net assets        (33,486,246)      24,471,541      (75,134,406)

NET ASSETS:
Beginning of period                          391,384,394      366,912,853      442,047,259
                                           -------------    -------------    -------------
End of period                              $ 357,898,148    $ 391,384,394    $ 366,912,853
                                           =============    =============    =============
Undistributed net investment
 income (accumulated net investment
 loss) at end of period                    $    (853,655)   $     796,007    $   1,898,834
                                           =============    =============    =============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                    ING INDEX PLUS MID CAP FUND
                                           --------------------------------------------
                                            SIX MONTHS     SEVEN MONTHS        YEAR
                                              ENDED            ENDED          ENDED
                                           NOVEMBER 30,       MAY 31,       OCTOBER 31,
                                               2002           2002(1)          2001
                                           ------------    ------------    ------------
FROM OPERATIONS:
Net investment income                      $     40,184    $     24,671    $     37,174
Net realized gain (loss) on investments      (4,990,083)      1,115,520      (1,861,639)
Net change in unrealized appreciation
 (depreciation) of investments               (3,361,136)      3,574,526        (953,845)
                                           ------------    ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                 (8,311,035)      4,714,717      (2,778,310)
                                           ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                            --         (51,924)        (16,536)
  Class B                                            --              --              --
  Class C                                            --              --              --
  Class I                                            --          (3,403)         (1,732)
  Class O                                            --            (356)             --
Net realized gain from investments:
  Class A                                      (324,915)             --      (1,782,746)
  Class B                                       (42,712)             --        (224,134)
  Class C                                       (33,121)             --        (235,708)
  Class I                                       (81,873)             --         (88,383)
  Class O                                       (27,040)             --              --
                                           ------------    ------------    ------------
Total distributions                            (509,661)        (55,683)     (2,349,239)
                                           ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares             37,174,185      45,371,227      16,781,279
Shares resulting from dividend
 reinvestments                                  474,240          52,160       2,006,149
                                           ------------    ------------    ------------
                                             37,648,425      45,423,387      18,787,428
Cost of shares redeemed                     (28,792,388)    (10,821,601)     (7,571,660)
                                           ------------    ------------    ------------
Net increase in net asset resulting from
 capital share transactions                   8,856,037      34,601,786      11,215,768
                                           ------------    ------------    ------------
Net increase in net assets                       35,341      39,260,820       6,088,219

NET ASSETS:
Beginning of period                          61,747,309      22,486,489      16,398,270
                                           ------------    ------------    ------------
End of period                              $ 61,782,650    $ 61,747,309    $ 22,486,489
                                           ============    ============    ============
Undistributed net investment
 income at end of period                   $     40,729    $        545    $     33,044
                                           ============    ============    ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                  ING INDEX PLUS SMALL CAP FUND
                                           --------------------------------------------
                                            SIX MONTHS     SEVEN MONTHS        YEAR
                                              ENDED            ENDED          ENDED
                                           NOVEMBER 30,       MAY 31,      OCTOBER 31,
                                               2002           2002(1)          2001
                                           ------------    ------------    ------------
FROM OPERATIONS:
Net investment loss                        $    (13,122)   $     (6,611)   $    (10,525)
Net realized gain (loss) on investments        (848,410)        365,444        (230,782)
Net change in unrealized appreciation
 (depreciation) of investments                 (891,278)      1,459,799        (528,800)
                                           ------------    ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                 (1,752,810)      1,818,632        (770,107)
                                           ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net realized gain from investments:
  Class A                                      (138,414)             --              --
  Class B                                       (27,037)             --              --
  Class C                                       (16,007)             --              --
  Class I                                        (4,276)             --              --
  Class O                                       (20,388)             --              --
                                           ------------    ------------    ------------
Total distributions                            (206,122)             --              --
                                           ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares             10,383,447       9,454,400       3,199,917
Shares resulting from dividend
 reinvestments                                  195,900              --              --
                                           ------------    ------------    ------------
                                             10,579,347       9,454,400       3,199,917
Cost of shares redeemed                      (4,327,010)     (6,937,166)     (2,420,402)
                                           ------------    ------------    ------------
Net increase in net asset resulting from
 capital share transactions                   6,252,337       2,517,234         779,515
                                           ------------    ------------    ------------
Net increase in net assets                    4,293,405       4,335,866           9,408

NET ASSETS:
Beginning of period                        $ 13,889,737       9,553,871       9,544,463
                                           ------------    ------------    ------------
End of period                              $ 18,183,142    $ 13,889,737    $  9,553,871
                                           ============    ============    ============
Accumulated net investment loss at end
 of period                                 $    (13,122)   $         --    $         --
                                           ============    ============    ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                               ING STRATEGIC ALLOCATION GROWTH FUND
                                           --------------------------------------------
                                            SIX MONTHS     SEVEN MONTHS        YEAR
                                              ENDED            ENDED          ENDED
                                           NOVEMBER 30,       MAY 31,       OCTOBER 31,
                                               2002           2002(1)          2001
                                           ------------    ------------    ------------
FROM OPERATIONS:
Net investment income                      $    209,464    $    242,767    $    882,708
Net realized gain (loss) on investments,
 futures and foreign currencies              (4,834,736)        977,905      (9,048,306)
Net change in unrealized appreciation
 (depreciation) of investments, futures
 and foreign currencies                      (2,229,998)      2,610,935      (5,511,002)
                                           ------------    ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                 (6,855,270)      3,831,607     (13,676,600)
                                           ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                       (57,475)       (313,492)       (307,286)
  Class B                                            --          (1,003)         (1,084)
  Class C                                            --          (9,295)        (11,128)
  Class I                                      (113,963)       (484,737)       (583,633)
                                           ------------    ------------    ------------
Total distributions                            (171,438)       (808,527)       (903,131)
                                           ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares             20,094,917      15,721,254      12,981,019
Shares resulting from dividend
 reinvestments                                  171,371         807,645         902,311
                                           ------------    ------------    ------------
                                             20,266,288      16,528,899      13,883,330
Cost of shares redeemed                     (23,391,608)    (16,774,940)    (14,336,591)
                                           ------------    ------------    ------------
Net decrease in net asset resulting from
 capital share transactions                  (3,125,320)       (246,041)       (453,261)
                                           ------------    ------------    ------------
Net increase (decrease) in net assets       (10,152,028)      2,777,039     (15,032,992)

NET ASSETS:
Beginning of period                          58,425,252      55,648,213      70,681,205
                                           ------------    ------------    ------------
End of period                              $ 48,273,224    $ 58,425,252    $ 55,648,213
                                           ============    ============    ============
Undistributed net investment income at
 end of period                             $    119,246    $     81,220    $    679,414
                                           ============    ============    ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                ING STRATEGIC ALLOCATION BALANCED FUND
                                             --------------------------------------------
                                              SIX MONTHS     SEVEN MONTHS        YEAR
                                                ENDED            ENDED          ENDED
                                             NOVEMBER 30,       MAY 31,       OCTOBER 31,
                                                 2002           2002(1)          2001
                                             ------------    ------------    ------------
FROM OPERATIONS:
Net investment income                        $    422,563    $    544,393    $  1,735,142
Net realized gain (loss) on investments,
 futures and foreign currencies                (5,292,144)      1,070,766      (8,435,384)
Net change in unrealized appreciation
 (depreciation) of investments, futures
 and foreign currencies                        (1,939,768)      2,701,142      (4,489,056)
                                             ------------    ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                   (6,809,349)      4,316,301     (11,189,298)
                                             ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                        (378,021)       (712,995)       (689,461)
  Class B                                          (2,664)         (2,323)         (2,113)
  Class C                                            (372)         (1,682)         (1,426)
  Class I                                        (422,339)       (887,111)     (1,132,586)
                                             ------------    ------------    ------------
Total distributions                              (803,396)     (1,604,111)     (1,825,586)
                                             ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                6,498,516      16,148,466      21,587,247
Shares resulting from dividend
 reinvestments                                    802,939       1,604,054       1,823,925
                                             ------------    ------------    ------------
                                                7,301,455      17,752,520      23,411,172
Cost of shares redeemed                       (11,315,519)    (14,265,543)    (22,290,258)
                                             ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from capital share transactions     (4,014,064)      3,486,977       1,120,914
                                             ------------    ------------    ------------
Net increase (decrease) in net assets         (11,626,809)      6,199,167     (11,893,970)

NET ASSETS:
Beginning of period                            77,378,539      71,179,372      83,073,342
                                             ------------    ------------    ------------
End of period                                $ 65,751,730    $ 77,378,539    $ 71,179,372
                                             ------------    ------------    ------------
Undistributed net investment income
 (accumulated net investment loss) at
 end of period                               $   (107,596)   $    273,237    $  1,376,115
                                             ============    ============    ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                ING STRATEGIC ALLOCATION INCOME FUND
                                            --------------------------------------------
                                             SIX MONTHS     SEVEN MONTHS        YEAR
                                               ENDED            ENDED          ENDED
                                            NOVEMBER 30,       MAY 31,       OCTOBER 31,
                                                2002           2002(1)          2001
                                            ------------    ------------    ------------
FROM OPERATIONS:
Net investment income                       $    388,909    $    523,984    $  1,437,957
Net realized gain (loss) on investments,
 futures and foreign currencies               (1,933,449)        454,514      (3,036,450)
Net change in unrealized appreciation
 (depreciation) of investments, futures
 and foreign currencies                         (783,764)        780,147        (809,403)
                                            ------------    ------------    ------------
  Net increase (decrease) in net assets
   resulting from operations                  (2,328,304)      1,758,645      (2,407,896)
                                            ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                       (333,482)       (822,084)       (612,300)
  Class B                                         (4,325)         (3,858)         (2,821)
  Class C                                           (885)         (6,992)         (6,724)
  Class I                                       (269,452)       (816,847)       (905,130)
                                            ------------    ------------    ------------
Total distributions                             (608,144)     (1,649,781)     (1,526,975)
                                            ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares               8,640,980      13,054,567      13,133,497
Shares resulting from dividend
 reinvestments                                   607,934       1,649,468       1,524,131
                                            ------------    ------------    ------------
                                               9,248,914       4,704,035      14,657,628
Cost of shares redeemed                       (9,006,936)    (13,792,391)    (14,276,775)
                                            ------------    ------------    ------------
Net increase in net assets resulting from
 capital share transactions                      241,978         911,644         380,853
                                            ------------    ------------    ------------
Net increase (decrease) in net assets         (2,694,470)      1,020,508      (3,554,018)

NET ASSETS:
Beginning of period                           42,570,699      41,550,191      45,104,209
                                            ------------    ------------    ------------
End of period                               $ 39,876,229    $ 42,570,699    $ 41,550,191
                                            ------------    ------------    ------------
Undistributed net investment income
 (accumulated net investment loss)
 at end of period                           $   (211,454)   $      7,781    $  1,153,768
                                            ============    ============    ============

----------
(1)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS LARGE CAP FUND (UNAUDITED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                     --------------------------------------------------------------------------
                                                       SIX        SEVEN                                                 FEB. 3,
                                                     MONTHS      MONTHS                                                 1997(1)
                                                      ENDED       ENDED                YEAR ENDED OCTOBER 31,              TO
                                                     NOV. 30,    MAY 31,      --------------------------------------    OCT. 31,
                                                       2002      2002(4)      2001        2000       1999       1998     1997
                                                       ----      -------      ----        ----       ----       ----     ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $      13.68       13.72      18.64       17.36      13.70      12.36     10.57
 Income from investment operations:
 Net investment income (loss)                  $       0.04        0.05       0.09        0.06       0.07*      0.09*     0.02*
 Net realized and unrealized gain
 (loss) on investments                         $      (1.65)       0.00**    (4.96)       1.28       3.84       2.56      1.77
 Total from investment operations              $      (1.61)       0.05      (4.87)       1.34       3.91       2.65      1.79
 Less distributions from:
 Net investment income                         $       0.11        0.09       0.05        0.06       0.05       0.09        --
 Net realized gain on investments              $         --          --         --          --       0.20       1.22        --
 Total distributions                           $       0.11        0.09       0.05        0.06       0.25       1.31        --
 Net asset value, end of period                $      11.96       13.68      13.72       18.64      17.36      13.70     12.36
 TOTAL RETURN(2):                              %     (11.77)       0.34     (26.19)       7.74      28.78      23.09     16.93

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $    184,965     183,379    173,369     187,566     81,908      6,422     1,833
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %       0.94        0.94       0.91        0.91       0.95       0.99      1.45
 Gross expenses prior to expense
 reimbursement(3)                              %       0.97        0.94       0.91        0.91       1.00       1.46      2.98
 Net investment income (loss) after
 expense reimbursement(3)(5)                   %       0.83        0.56       0.58        0.31       0.42       0.67      0.16
 Portfolio turnover rate                       %         56          87        117         104         72        124        82

                                                                                CLASS B
                                                     --------------------------------------------------------------
                                                       SIX           SEVEN                                 MAR. 1,
                                                     MONTHS         MONTHS                                 1999(1)
                                                      ENDED          ENDED        YEAR ENDED OCT. 31,         TO
                                                     NOV. 30,       MAY 31,       -------------------      OCT. 31,
                                                       2002         2002(4)        2001         2000         1999
                                                       ----         -------        ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $      13.59          13.60        18.57        17.37        15.68
 Income from investment operations:
 Net investment income (loss)                  $       0.01          (0.02)       (0.03)        0.01        (0.04)*
 Net realized and unrealized gain
 (loss) on investments                         $      (1.65)          0.01        (4.94)        1.19         1.73
 Total from investment operations              $      (1.64)         (0.01)       (4.97)        1.20         1.69
 Less distributions from:
 Net investment income                         $       0.00**           --           --           --           --
 Net realized gain on investments              $         --             --           --           --           --
 Total distributions                           $       0.00**           --           --           --           --
 Net asset value, end of period                $      11.95          13.59        13.60        18.57        17.37
 TOTAL RETURN(2):                              %     (12.05)         (0.07)      (26.76)        6.91        10.78

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $     23,247         27,672       28,933       32,666       17,386
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                           %       1.69           1.69         1.66         1.66         1.70
 Gross expenses prior to expense
 reimbursement(3)                              %       1.71           1.69         1.66         1.66         1.75
 Net investment income (loss) after
 expense reimbursement(3)(5)                   %       0.08          (0.19)       (0.17)       (0.44)       (0.32)
 Portfolio turnover rate                       %         56             87          117          104           72

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS LARGE CAP FUND (UNAUDITED) (CONTINUED)       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 CLASS C
                                               ----------------------------------------------------------------------------
                                                 SIX         SEVEN                                                 JUNE 30,
                                               MONTHS       MONTHS                                                 1998(1)
                                                ENDED        ENDED               YEAR ENDED OCTOBER 31,               TO
                                               NOV. 30,     MAY 31,          ------------------------------        OCT. 31,
                                                 2002       2002(4)          2001         2000         1999          1998
                                                 ----       -------          ----         ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $      13.64        13.64          18.57        17.33        13.74         14.17
 Income from investment operations:
 Net investment income (loss)            $       0.03         0.02           0.03           --        (0.01)*        0.01*
 Net realized and unrealized gain
 (loss) on investments                   $      (1.66)       (0.02)         (4.96)        1.24         3.85         (0.44)
 Total from investment operations        $      (1.63)        0.00**        (4.93)        1.24         3.84         (0.43)
 Less distributions from:
 Net investment income                   $       0.02           --             --           --         0.05            --
 Net realized gain on investments        $         --           --             --           --         0.20            --
 Total distributions                     $       0.02           --             --           --         0.25            --
 Net asset value, end of period          $      11.99        13.64          13.64        18.57        17.33         13.74
 TOTAL RETURN(2):                        %     (11.93)        0.00         (26.55)        7.17        28.17         (3.04)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $     17,330       23,267         27,742       51,143       33,439           910
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       1.44         1.44           1.41         1.41         1.45          1.43
 Gross expenses prior to expense
 reimbursement(3)                        %       1.46         1.44           1.41         1.41         1.50          1.90
 Net investment income (loss)
 after expense reimbursement(3)(5)       %       0.32         0.07           0.08        (0.19)       (0.07)         0.23
 Portfolio turnover rate                 %         56           87            117          104           72           124

                                                                                      CLASS I
                                             ------------------------------------------------------------------------------------
                                               SIX         SEVEN                                                         DEC. 10,
                                             MONTHS       MONTHS                                                          MONTHS
                                              ENDED        ENDED                   YEAR ENDED OCTOBER 31,                   TO
                                             NOV.30,      MAY 31,       -------------------------------------------      OCT. 31
                                              2002        2002(4)       2001         2000         1999         1998         1997
                                              ----        -------       ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period  $     13.78         13.83       18.79        17.48        13.78        12.43        10.00
 Income from investment operations:
 Net investment income (loss)          $      0.07          0.07        0.14         0.07         0.11*        0.13*        0.12*
 Net realized and unrealized gain
 (loss) on investments                 $     (1.67)         0.01       (5.01)        1.32         3.86         2.57         2.33
 Total from investment operations      $     (1.60)         0.08       (4.87)        1.39         3.97         2.70         2.45
 Less distributions from:
 Net investment income                 $      0.14          0.13        0.09         0.08         0.07         0.13         0.02
 Net realized gain on investments      $        --            --          --           --         0.20         1.22           --
 Total distributions                   $      0.14          0.13        0.09         0.08         0.27         1.35         0.02
 Net asset value, end of period        $     17.04         13.78       13.83        18.79        17.48        13.78        12.43
 TOTAL RETURN(2):                      %    (11.61)         0.51      (26.03)        7.99        29.05        23.46        24.49

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     $   129,573       155,948     136,852      170,673      141,377       31,671       10,876
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   %      0.69          0.69        0.66         0.66         0.70         0.70         0.70
 Gross expenses prior to expense
 reimbursement(3)                      %      0.71          0.69        0.66         0.66         0.75         1.17         1.95
 Net investment income (loss)
 after expense reimbursement(3)(5)     %      1.08          0.81        0.83         0.56         0.67         0.96         1.15
 Portfolio turnover rate               %        56            87         117          104           72          124           82

                                                          CLASS O
                                            ----------------------------------
                                              SIX          SEVEN      AUG. 1,
                                            MONTHS        MONTHS      2001(1)
                                             ENDED         ENDED         TO
                                            NOV. 30,      MAY 31,     OCT. 31,
                                              2002        2002(4)       2001
                                              ----        -------       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period  $     13,76         13.83       15.66
 Income from investment operations:
 Net investment income (loss)          $      0.02          0.07        0.07
 Net realized and unrealized gain
 (loss) on investments                 $     (1.63)        (0.02)      (1.90)
 Total from investment operations      $     (1.61)         0.05       (1.83)
 Less distributions from:
 Net investment income                 $      0.12          0.12          --
 Net realized gain on investments      $        --            --          --
 Total distributions                   $      0.12          0.12          --
 Net asset value, end of period        $     12.03         13.76       13.83
 TOTAL RETURN(2):                      %    (11.59)         0.34      (11.69)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     $     2,783         1,119          18
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                   %      0.95          0.94        0.91
 Gross expenses prior to expense
 reimbursement(3)                      %      0.97          0.94        0.91
 Net investment income (loss)
 after expense reimbursement(3)(5)     %      0.86          0.50        0.58
 Portfolio turnover rate               %        56            87         117

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS MID CAP FUND (UNAUDITED)                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share beneficial interest outstanding throughout each period.

                                                                            CLASS A
                                              ----------------------------------------------------------------------
                                                SIX         SEVEN                                           FEB. 3,
                                              MONTHS       MONTHS                                           1998(6)
                                               ENDED        ENDED            YEAR ENDED OCTOBER 31,            TO
                                              NOV. 30,     MAY 31,       -----------------------------      OCT. 31,
                                                2002       2002(4)       2001         2000        1999        1998
                                                ----       -------       ----         ----        ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $      12.92        10.98       14.72        12.66       10.34       10.00
 Income from investment operations:
 Net investment income (loss)           $      (0.12)        0.01        0.03         0.03        0.04*       0.02*
 Net realized and unrealized gain
 (loss) on investments                  $      (1.70)        1.96       (1.73)        3.86        2.32        0.32
 Total from investment operations       $      (1.82)        1.97       (1.70)        3.89        2.36        0.34
 Less distributions from:
 Net investment income                  $         --         0.03        0.02         0.05        0.04          --
 Net realized gain on investments       $       0.10           --        2.02         1.78          --          --
 Total distributions                    $       0.10         0.03        2.04         1.83        0.04          --
 Net asset value, end of period         $      11.00        12.92       10.98        14.72       12.66       10.34
 TOTAL RETURN(2):                       %     (14.10)       17.94      (12.79)       35.14       22.81        3.40

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $     39,784       41,127      18,805       10,999       3,434         269
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %       1.00         1.00        1.00         1.00        1.00        1.00
 Gross expenses prior to expense
 reimbursement(3)                       %       1.48         1.31        1.50         1.50        2.03        2.76
 Net investment income (loss) after
 expense reimbursement(3)(5)            %       0.19         0.15        0.28         0.13        0.30        0.32
 Portfolio turnover rate                %         67          190         181          180         131         130

                                                                      CLASS B
                                              ----------------------------------------------------------
                                                SIX         SEVEN                               MAR. 1,
                                              MONTHS       MONTHS                               1999(1)
                                               ENDED        ENDED       YEAR ENDED OCT. 31,        TO
                                              NOV. 30,     MAY 31,      -------------------     OCT. 31,
                                                2002       2002(4)       2001         2000        1999
                                                ----       -------       ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $      12.76        10.87       14.62        12.61       11.23
 Income from investment operations:
 Net investment income (loss)           $      (0.38)       (0.03)      (0.05)       (0.02)      (0.04)*
 Net realized and unrealized gain
 (loss) on investments                  $      (1.46)        1.92       (1.72)        3.79        1.42
 Total from investment operations       $      (1.84)        1.89       (1.77)        3.77        1.38
 Less distributions from:
 Net investment income                  $         --           --          --           --          --
 Net realized gain on investments       $       0.10           --        1.98         1.76          --
 Total distributions                    $       0.10           --        1.98         1.76          --
 Net asset value, end of period         $      10.82        12.76       10.87        14.62       12.61
 TOTAL RETURN(2):                       %     (14.35)       17.39      (13.39)       34.09       12.29

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $      5,125        3,942       1,405        1,568         446
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %       1.75         1.75        1.75         1.75        1.75
 Gross expenses prior to expense
 reimbursement(3)                       %       2.22         2.06        2.25         2.25        2.78
 Net investment income (loss) after
 expense reimbursement(3)(5)            %      (0.59)       (0.59)      (0.47)       (0.62)      (0.45)
 Portfolio turnover rate                %         67          190         181          180         131

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS MID CAP FUND (UNAUDITED) (CONTINUED)         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 CLASS C
                                                ------------------------------------------------------------------------
                                                  SIX         SEVEN                                             JUN. 30,
                                                MONTHS       MONTHS                                             1998(1)
                                                 ENDED        ENDED            YEAR ENDED OCTOBER 31,              TO
                                                NOV. 30,     MAY 31,        ------------------------------      OCT. 31,
                                                  2002       2002(4)        2001         2000         1999        1998
                                                  ----       -------        ----         ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $        12.79        10.87        14.60        12.59        10.33       10.92
 Income from investment operations:
 Net investment income (loss)           $        (0.32)       (0.02)       (0.02)       (0.02)       (0.02)*     (0.01)*
 Net realized and unrealized gain
 (loss) on investments                  $        (1.51)        1.94        (1.73)        3.81         2.31       (0.58)
 Total from investment operations       $        (1.83)        1.92        (1.75)        3.79         2.29       (0.59)
 Less distributions from:
 Net investment income                  $           --           --           --           --         0.03          --
 Net realized gain on investments       $         0.10           --         1.98         1.78           --          --
 Total distributions                    $         0.10           --         1.98         1.78         0.03          --
 Net asset value, end of period         $        10.86        12.79        10.87        14.60        12.59       10.33
 TOTAL RETURN(2):                       %       (14.32)       17.57       (13.19)       34.41        22.19       (5.40)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $        3,883        3,200        1,791        1,612          516         100
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %         1.50         1.50         1.50         1.50         1.50        1.50
 Gross expenses prior to expense
 reimbursement(3)                       %         1.97         1.81         2.00         2.00         2.53        3.26
 Net investment income (loss)
 after expense reimbursement(3)(5)      %        (0.30)       (0.34)       (0.22)       (0.37)       (0.20)      (0.18)
 Portfolio turnover rate                %           67          190          181          180          131         130


                                                                                 CLASS I
                                                ------------------------------------------------------------------------
                                                  SIX         SEVEN                                             FEB. 3,
                                                MONTHS       MONTHS                                             1998(6)
                                                 ENDED        ENDED              YEAR ENDED OCTOBER 31,            TO
                                                NOV. 30,     MAY 31,        ------------------------------      OCT. 31,
                                                  2002       2002(4)        2001         2000         1999        1998
                                                  ----       -------        ----         ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $        13.00        11.05        14.78        12.70        10.36       10.00
 Income from investment operations:
 Net investment income (loss)           $         0.03         0.04         0.11         0.02         0.07*       0.04*
 Net realized and unrealized gain
 (loss) on investments                  $        (1.85)        1.96        (1.78)        3.90         2.32        0.32
 Total from investment operations       $        (1.82)        2.00        (1.67)        3.92         2.39        0.36
 Less distributions from:
 Net investment income                  $           --         0.05         0.04         0.06         0.05          --
 Net realized gain on investments       $         0.10           --         2.02         1.78           --          --
 Total distributions                    $         0.10         0.05         2.06         1.84         0.05          --
 Net asset value, end of period         $        11.08        13.00        11.05        14.78        12.70       10.36
 TOTAL RETURN(2):                       %       (13.93)       18.13       (12.52)       35.42        23.14        3.60

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $        9,752       11,459          456        2,219        6,806       6,996
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %         0.75         0.75         0.75         0.75         0.75        0.75
 Gross expenses prior to expense
 reimbursement(3)                       %         1.23         1.06         1.25         1.25         1.78        2.51
 Net investment income (loss)
 after expense reimbursement(3)(5)      %         0.44         0.37         0.53         0.38         0.55        0.57
 Portfolio turnover rate                %           67          190          181          180          131         130

                                                             CLASS O
                                                ---------------------------------
                                                  SIX         SEVEN       AUG. 1,
                                                MONTHS       MONTHS       2001(1)
                                                 ENDED        ENDED          TO
                                                NOV. 30,     MAY 31,      OCT. 31,
                                                  2002       2002(4)        2001
                                                  ----       -------        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $        12.97        11.04        12.42
 Income from investment operations:
 Net investment income (loss)           $        (0.48)        0.03         0.03
 Net realized and unrealized gain
 (loss) investments                     $        (1.35)        1.95        (1.41)
 Total from investment operations       $        (1.83)        1.98        (1.38)
 Less distributions from:
 Net investment income                  $           --         0.05           --
 Net realized gain on investments       $         0.10           --           --
 Total distributions                    $         0.10         0.05           --
 Net asset value, end of period         $        11.05        12.97        11.04
 TOTAL RETURN(2):                       %       (14.04)       17.94       (11.11)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $        3,239        2,020           30
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %         1.00         1.00         1.00
 Gross expenses prior to expense
 reimbursement(3)                       %         1.47         1.31         1.50
 Net investment income (loss)
 after expense reimbursement(3)(5)      %         0.21         0.15         0.28
 Portfolio turnover rate                %           67          190          181

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS SMALL CAP FUND (UNAUDITED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                CLASS A
                                                ----------------------------------------------------------------------
                                                  SIX           SEVEN                                         FEB. 3,
                                                MONTHS         MONTHS                                         1998(6)
                                                 ENDED          ENDED           YEAR ENDED OCTOBER 31,           TO
                                                NOV. 30,       MAY 31,       ----------------------------     OCT. 31,
                                                  2002         2002(4)       2001        2000        1999       1998
                                                  ----         -------       ----        ----        ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $        12.78          10.72       11.61        9.92        8.86       10.00
 Income from investment operations:
 Net investment (loss)                  $         0.00**           --       (0.02)      (0.03)         --*         --*
 Net realized and unrealized gain
 (loss) on investments                  $        (1.80)          2.06       (0.87)       1.72        1.07       (1.14)
 Total from investment operations       $        (1.80)          2.06       (0.89)       1.69        1.07       (1.14)
 Less distributions from:
 Net investment income                  $           --             --          --          --        0.01          --
 Net realized gain on investments       $         0.13             --          --          --          --          --
 Total distributions                    $         0.13             --          --          --        0.01          --
 Net asset value, end of period         $        10.85          12.78       10.72       11.61        9.92        8.86
 TOTAL RETURN(2):                       %       (14.08)         19.22       (7.67)      17.04       12.13      (11.40)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $       12,118          9,316       5,020       3,806       2,348         349
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %         1.00           1.00        1.00        1.00        1.00        1.00
 Gross expenses prior to expense
 reimbursement(3)                       %         2.68           2.11        2.10        1.77        2.28        2.88
 Net investment income (loss) after
 expense reimbursement(3)(5)            %        (0.04)         (0.06)      (0.16)      (0.30)      (0.02)       0.00
 Portfolio turnover rate                %           64             61         118         134          85         100

                                                                          CLASS B
                                                -----------------------------------------------------------
                                                  SIX           SEVEN                              MAR. 1,
                                                MONTHS         MONTHS                              1999(1)
                                                 ENDED          ENDED      YEAR ENDED OCT. 31,        TO
                                                NOV. 30,       MAY 31,     -------------------     OCT. 31,
                                                  2002         2002(4)       2001       2000         1999
                                                  ----         -------       ----       ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $        12.50          10.52       11.48        9.88         8.91
 Income from investment operations:
 Net investment (loss)                  $        (0.03)         (0.02)      (0.08)      (0.03)*      (0.05)*
 Net realized and unrealized gain
 (loss) on investments                  $        (1.78)          2.00       (0.88)       1.63         1.02
 Total from investment operations       $        (1.81)          1.98       (0.96)       1.60         0.97
 Less distributions from:
 Net investment income                  $           --             --          --          --           --
 Net realized gain on investments       $         0.13             --          --          --           --
 Total distributions                    $         0.13             --          --          --           --
 Net asset value, end of period         $        10.56          12.50       10.52       11.48         9.88
 TOTAL RETURN(2):                       %       (14.47)         18.73       (8.36)      16.19        10.89

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $        2,464          2,246         498         299          193
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %         1.75           1.75        1.75        1.75         1.75
 Gross expenses prior to expense
 reimbursement(3)                       %         3.42           2.86        2.85        2.52         3.03
 Net investment income (loss) after
 expense reimbursement(3)(5)            %        (0.78)         (0.75)      (0.91)      (1.05)       (0.77)
 Portfolio turnover rate                %           64             61         118         134           85

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING INDEX PLUS SMALL CAP FUND (UNAUDITED) (CONTINUED)       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             CLASS C
                                               ------------------------------------------------------------------
                                                 SIX         SEVEN                                       JUN. 30,
                                               MONTHS       MONTHS                                       1998(1)
                                                ENDED        ENDED         YEAR ENDED OCTOBER 31,           TO
                                               NOV. 30,     MAY 31,      --------------------------      OCT. 31,
                                                 2002       2002(4)      2001       2000       1999        1998
                                                 ----       -------      ----       ----       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $      12.56        10.57      11.50       9.87       8.84       10.62
 Income from investment operations:
 Net investment income (loss)            $      (0.02)       (0.02)     (0.09)     (0.03)     (0.05)*     (0.02)*
 Net realized and unrealized gain
 (loss) on investments                   $      (1.79)        2.01      (0.84)      1.66       1.08       (1.76)
 Total from investment operations        $      (1.81)        1.99      (0.93)      1.63       1.03       (1.78)
 Less distributions from:
 Net investment income                   $         --           --         --         --         --          --
 Net realized gain on investments        $       0.13           --         --         --         --          --
 Total distributions                     $       0.13           --         --         --         --          --
 Net asset value, end of period          $      10.62        12.56      10.57      11.50       9.87        8.84
 TOTAL RETURN(2):                        %     (14.40)       18.83      (8.09)     16.51      11.66      (16.76)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $      1,406          893        395        615        589         155
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       1.50         1.50       1.50       1.50       1.50        1.50
 Gross expenses prior to expense
 reimbursement(3)                        %       3.17         2.61       2.60       2.27       2.78        3.38
 Net investment income (loss)
 after expense reimbursement(3)(5)       %      (0.56)       (0.53)     (0.66)     (0.80)     (0.52)      (0.50)
 Portfolio turnover rate                 %         64           61        118        134         85         100

                                                                             CLASS I
                                               ------------------------------------------------------------------
                                                 SIX         SEVEN                                       FEB.  3,
                                               MONTHS       MONTHS                                       1998 (6)
                                                ENDED        ENDED         YEAR ENDED OCTOBER 31,           TO
                                               NOV. 30,     MAY 31,      --------------------------      OCT. 31,
                                                 2002       2002(4)      2001       2000       1999        1988
                                                 ----       -------      ----       ----       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $      12.90        10.80      11.66       9.95       8.87       10.00
 Income from investment operations:
 Net investment income (loss)            $       0.00**       0.07       0.01      (0.02)      0.02*       0.02*
 Net realized and unrealized gain
 (loss) on investments                   $      (1.80)        2.03      (0.87)      1.74       1.08       (1.15)
 Total from investment operations        $      (1.80)        2.10      (0.86)      1.72       1.10       (1.13)
 Less distributions from:
 Net investment income                   $         --           --         --       0.01       0.02          --
 Net realized gain on investments        $       0.13           --         --         --         --          --
 Total distributions                     $       0.13           --         --       0.01       0.02          --
 Net asset value, end of period          $      10.97        12.90      10.80      11.66       9.95        8.87
 TOTAL RETURN(2):                        %     (13.95)       19.44      (7.38)     17.35      12.46      (11.30)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $        377          322      3,600      4,825      5,902       5,862
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       0.75         0.75       0.75       0.75       0.75        0.75
 Gross expenses prior to expense
 reimbursement(3)                        %       2.42         1.86       1.85       1.52       2.03        2.63
 Net investment income (loss)
 after expense reimbursement(3)(5)       %       0.07         0.10       0.09      (0.05)      0.22        0.25
 Portfolio turnover rate                 %         64           61        118        134         85         100

                                                            CLASS O
                                               --------------------------------
                                                 SIX         SEVEN     AUG. 1,
                                               MONTHS       MONTHS     2001(1)
                                                ENDED        ENDED        TO
                                               NOV. 30,     MAY 31,    OCT. 31,
                                                 2002       2002(4)      2001
                                                 ----       -------      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $      12.85        10.79      12.03
 Income from investment operations:
 Net investment income (loss)            $         --           --         --
 Net realized and unrealized gain
 (loss) on investments                   $      (1.81)        2.06      (1.24)
 Total from investment operations        $      (1.81)        2.06      (1.24)
 Less distributions from:
 Net investment income                   $         --           --         --
 Net realized gain on investments        $       0.13           --         --
 Total distributions                     $       1.13           --         --
 Net asset value, end of period          $      10.91        12.85      10.79
 TOTAL RETURN(2):                        %     (14.08)       19.18     (10.31)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $      1,819        1,113         41
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       1.00         1.00       1.00
 Gross expenses prior to expense
 reimbursement(3)                        %       2.67         2.11       2.10
 Net investment income (loss)
 after expense reimbursement(3)(5)       %      (0.06)        0.01      (0.16)
 Portfolio turnover rate                 %         64           61        118

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses.
(6)  Commencement of operations.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH FUND (UNAUDITED)            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS A
                                              --------------------------------------------------------------------------------------
                                                SIX         SEVEN
                                              MONTHS        MONTHS                                                        JAN. 20,
                                               ENDED         ENDED                 YEAR ENDED OCTOBER 31,                1997(1) TO
                                              NOV. 30,      MAY 31,      ------------------------------------------      OCTOBER 31,
                                                2002        2002(4)      2001         2000        1999         1998         1997
                                                ----        -------      ----         ----        ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $     10.05         9.52       11.93        12.06       11.09        14.42        12.50
 Income from investment operations:
 Net investment income                   $      0.03         0.04        0.13         0.25        0.19*        0.20*        0.15*
 Net realized and unrealized gain
 (loss) on investments                   $     (1.22)        0.62       (2.40)        0.71        1.26        (0.40)        1.77
 Total from investment operations        $     (1.19)        0.66       (2.27)        0.96        1.45        (0.20)        1.92
 Less distributions from:
 Net investment income                   $      0.02         0.13        0.14         0.20        0.17         0.37           --
 Net realized gain on investments        $        --           --          --         0.89        0.31         2.76           --
 Total distributions                     $      0.02         0.13        0.14         1.09        0.48         3.13           --
 Net asset value, end of period          $      8.84        10.05        9.52        11.93       12.06        11.09        14.42
 TOTAL RETURN(2):                        %    (11.82)        6.94      (19.23)        8.34       13.35        (2.17)       15.36

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $    24,351       26,925      23,011       25,131      16,252        2,266          886
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %      1.24         1.25        1.25         1.25        1.45         1.53         2.08
 Gross expenses prior to expense
 reimbursement(3)                        %      1.57         1.50        1.41         1.35        1.51         1.72         2.35
 Net investment income (loss) after
 expense reimbursement(3)(5)             %      0.76         0.60        1.23         1.51        1.61         1.71         1.11
 Portfolio turnover rate                 %       126          149         242          248         132          105          163

                                                                        CLASS B
                                              -----------------------------------------------------------
                                                SIX          SEVEN
                                              MONTHS        MONTHS                              MARCH 1,
                                               ENDED         ENDED    YEAR ENDED OCTOBER 31,   1999(1) TO
                                              NOV. 30,      MAY 31,   ----------------------   OCTOBER 31,
                                                2002        2002(4)      2001         2000        1999
                                                ----        -------      ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $     10.06         9.51       11.93        12.06       11.21
 Income from investment operations:
 Net investment income                   $      0.00**      (0.01)       0.05         0.12        0.07*
 Net realized and unrealized gain
 (loss) on investments                   $     (1.22)        0.61       (2.40)        0.76        0.78
 Total from investment operations        $     (1.22)        0.60       (2.35)        0.88        0.85
 Less distributions from:
 Net investment income                   $        --         0.05        0.07         0.12          --
 Net realized gain on investments        $        --           --          --         0.89          --
 Total distributions                     $        --         0.05        0.07         1.01          --
 Net asset value, end of period          $      8.84        10.06        9.51        11.93       12.06
 TOTAL RETURN(2):                        %    (12.13)        6.36      (19.82)        7.58        7.58

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $       205          159         175          193         116
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %      2.00         2.00        2.00         2.00        2.20
 Gross expenses prior to expense
 reimbursement(3)                        %      2.32         2.25        2.16         2.10        2.26
 Net investment income (loss) after
 expense reimbursement(3)(5)             %     (0.01)       (0.14)       0.48         0.76        0.86
 Portfolio turnover rate                 %       126          149         242          248         132

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.
**   Amount is less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION GROWTH FUND (UNAUDITED) (CONTINUED)     FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------

                                                                                CLASS C
                                               -----------------------------------------------------------------------
                                                 SIX        SEVEN
                                               MONTHS      MONTHS                                             JUNE 30,
                                                ENDED       ENDED             YEAR ENDED OCTOBER 31,         1998(1) TO
                                               NOV. 30,    MAY 31,        -----------------------------      OCTOBER 31,
                                                 2002      2002(4)        2001         2000        1999         1998
                                                 ----      -------        ----         ----        ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $      10.06        9.49        11.89        12.03       11.11        12.49
 Income from investment operations:
 Net investment income                   $       0.02        0.01         0.06         0.17        0.10*        0.04*
 Net realized and unrealized gain
 (loss) on investments                   $      (1.24)       0.60        (2.41)        0.71        1.26        (1.42)
 Total from investment operations        $      (1.22)       0.61        (2.35)        0.88        1.36        (1.38)
 Less distributions from:
 Net investment income                   $         --        0.04         0.05         0.13        0.13           --
 Net realized gain on investments        $         --          --           --         0.89        0.31           --
 Total distributions                     $         --        0.04         0.05         1.02        0.44           --
 Net asset value, end of period          $       8.84       10.06         9.49        11.89       12.03        11.11
 TOTAL RETURN(2):                        %     (12.13)       6.48       (19.84)        7.57       12.47       (11.05)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $        718       1,743        1,999        2,731       2,626          133
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       1.99        2.00         2.00         2.00        2.20         2.23
 Gross expenses prior to expense
 reimbursement(3)                        %       2.32        2.25         2.16         2.10        2.26         2.42
 Net investment income (loss) after
 expense reimbursement(3)(5)             %       0.02       (0.14)        0.48         0.76        0.86         1.01
 Portfolio turnover rate                 %        126         149          242          248         132          105

                                                                                      CLASS I
                                               ----------------------------------------------------------------------------------
                                                 SIX        SEVEN
                                               MONTHS      MONTHS
                                                ENDED       ENDED                         YEAR ENDED OCTOBER 31,
                                               NOV. 30,    MAY 31,        -------------------------------------------------------
                                                 2002      2002(4)        2001         2000        1999         1998         1997
                                                 ----      -------        ----         ----        ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $      10.12        9.60        12.03        12.14       11.14        14.48        12.57
 Income from investment operations:
 Net investment income                   $       0.05        0.05         0.17         0.18        0.22*        0.24*        0.21*
 Net realized and unrealized gain
 (loss) on investments                   $      (1.24)       0.62        (2.44)        0.82        1.27        (0.41)        2.92
 Total from investment operations        $      (1.19)       0.67        (2.27)        1.00        1.49        (0.17)        3.13
 Less distributions from:
 Net investment income                   $       0.04        0.15         0.16         0.22        0.18         0.41         0.25
 Net realized gain on investments        $         --          --           --         0.89        0.31         2.76         0.97
 Total distributions                     $       0.04        0.15         0.16         1.11        0.49         3.17         1.22
 Net asset value, end of period          $       8.89       10.12         9.60        12.03       12.14        11.14        14.48
 TOTAL RETURN(2):                        %     (11.71)       7.05       (19.05)        8.62       13.66        (1.90)       26.59

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $     22,999      29,599       30,463       42,626      41,936       38,012       27,359
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       0.99        1.00         1.00         1.00        1.20         1.24         1.52
 Gross expenses prior to expense
 reimbursement(3)                        %       1.31        1.25         1.16         1.10        1.26         1.43         1.61
 Net investment income (loss) after
 expense reimbursement(3)(5)             %       1.01        0.86         1.48         1.76        1.86         2.00         1.53
 Portfolio turnover rate                 %        126         149          242          248         132          105          163

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION BALANCED FUND (UNAUDITED)          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          CLASS A
                                              --------------------------------------------------------------------------------------
                                                SIX         SEVEN
                                              MONTHS       MONTHS                                                         JAN. 20,
                                               ENDED        ENDED                  YEAR ENDED OCTOBER 31,                1997(1) TO
                                              NOV. 30,     MAY 31,       ------------------------------------------      OCTOBER 31,
                                                2002       2002(4)       2001         2000        1999         1998         1997
                                                ----       -------       ----         ----        ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $      10.24         9.86       11.65        11.67       11.01        13.22        11.67
 Income from investment operations:
 Net investment income                  $       0.06         0.06        0.21         0.35        0.27*        0.27*        0.30*
 Net realized and unrealized gain
 (loss) on investments                  $      (0.96)        0.53       (1.76)        0.43        0.83        (0.37)        1.25
 Total from investment operations       $      (0.90)        0.59       (1.55)        0.78        1.10        (0.10)        1.55
 Less distributions from:
 Net investment income                  $       0.10         0.21        0.24         0.27        0.20         0.41           --
 Net realized gain on investments       $         --           --          --         0.53        0.24         1.70           --
 Total distributions                    $       0.10         0.21        0.24         0.80        0.44         2.11           --
 Net asset value, end of period         $       9.24        10.24        9.86        11.65       11.67        11.01        13.22
 TOTAL RETURN(2):                       %      (8.74)        6.01      (13.53)        7.02       10.10        (1.17)       13.28

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $     34,319       39,763      32,912       32,868      15,389        2,105          547
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %       1.20         1.20        1.20         1.20        1.45         1.52         2.11
 Gross expenses prior to expense
 reimbursement(3)                       %       1.49         1.42        1.36         1.33        1.53         1.68         2.41
 Net investment income after expense
 reimbursement(3)(5)                    %       1.15         1.08        2.02         2.29        2.29         2.33         1.64
 Portfolio turnover rate                %        119          129         204          239         125          116          162

                                                                        CLASS B
                                              ----------------------------------------------------------
                                                SIX         SEVEN
                                              MONTHS       MONTHS                               MARCH 1,
                                               ENDED        ENDED     YEAR ENDED OCTOBER 31,   1999(1) TO
                                              NOV. 30,     MAY 31,    ----------------------   OCTOBER 31,
                                                2002       2002(4)       2001         2000        1999
                                                ----       -------       ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $      10.27         9.85       11.66        11.68       11.09
 Income from investment operations:
 Net investment income                  $      (0.01)        0.03        0.14         0.18        0.12*
 Net realized and unrealized gain
 (loss) on investments                  $      (0.92)        0.51       (1.77)        0.52        0.47
 Total from investment operations       $      (0.93)        0.54       (1.63)        0.70        0.59
 Less distributions from:
 Net investment income                  $       0.08         0.12        0.18         0.19          --
 Net realized gain on investments       $         --           --          --         0.53          --
 Total distributions                    $       0.08         0.12        0.18         0.72          --
 Net asset value, end of period         $       9.26        10.27        9.85        11.66       11.68
 TOTAL RETURN(2):                       %      (9.08)        5.54      (14.18)        6.24        5.32

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $        337          128         184          139         105
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %       1.95         1.95        1.95         1.95        2.20
 Gross expenses prior to expense
 reimbursement(3)                       %       2.23         2.17        2.11         2.08        2.28
 Net investment income after expense
 reimbursement(3)(5)                    %       0.38         0.37        1.27         1.54        1.54
 Portfolio turnover rate                %        119          129         204          239         125

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION BALANCED FUND
(UNAUDITED) (CONTINUED)                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            CLASS C
                                              ---------------------------------------------------------------
                                                SIX       SEVEN
                                              MONTHS     MONTHS                                     JUNE 30,
                                               ENDED      ENDED        YEAR ENDED OCTOBER 31,      1998(1) TO
                                              NOV. 30,   MAY 31,      -------------------------    OCTOBER 31,
                                                2002     2002(4)      2001       2000      1999       1998
                                                ----     -------      ----       ----      ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $      10.31       9.90      11.66      11.65     11.04      12.18
 Income from investment operations:
 Net investment income                  $       0.02       0.03       0.18       0.03      0.18*      0.06*
 Net realized and unrealized gain
 (loss) on investments                  $      (0.96)      0.51      (1.81)      0.66      0.83      (1.20)
 Total from investment operations       $      (0.94)      0.54      (1.63)      0.69      1.01      (1.14)
 Less distributions from:
 Net investment income                  $       0.03       0.13       0.13       0.15      0.16         --
 Net realized gain on investments       $         --         --         --       0.53      0.24         --
 Total distributions                    $       0.03       0.13       0.13       0.68      0.40         --
 Net asset value, end of period         $       9.34      10.31       9.90      11.66     11.65      11.04
 TOTAL RETURN(2):                       %      (9.09)      5.52     (14.10)      6.15      9.30      (9.36)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $        109        116        123        169       127        158
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %       1.95       1.95       1.95       1.95      2.20       2.24
 Gross expenses prior to expense
 reimbursement(3)                       %       2.24       2.17       2.11       2.08      2.28       2.40
 Net investment income after expense
 reimbursement(3)(5)                    %       0.40       0.34       1.27       1.54      1.54       1.61
 Portfolio turnover rate                %        119        129        204        239       125        116

                                                                                CLASS I
                                              ------------------------------------------------------------------------
                                                SIX       SEVEN
                                              MONTHS     MONTHS
                                               ENDED      ENDED                   YEAR ENDED OCTOBER 31,
                                              NOV. 30,   MAY 31,      ------------------------------------------------
                                                2002     2002(4)      2001       2000      1999       1998        1997
                                                ----     -------      ----       ----      ----       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $      10.33       9.96      11.76      11.76     11.08      13.29       12.16
 Income from investment operations:
 Net investment income                  $       0.07       0.08       0.27       0.27      0.30*      0.31*       0.27*
 Net realized and unrealized gain
 (loss) on investments                  $      (0.96)      0.52      (1.80)      0.55      0.83      (0.37)       2.16
 Total from investment operations       $      (0.89)      0.60      (1.53)      0.82      1.13      (0.06)       2.43
 Less distributions from:
 Net investment income                  $       0.13       0.23       0.27       0.29      0.21       0.45        0.30
 Net realized gain on investments       $         --         --         --       0.53      0.24       1.70        1.00
 Total distributions                    $       0.13       0.23       0.27       0.82      0.45       2.15        1.30
 Net asset value, end of period         $       9.31      10.33       9.96      11.76     11.76      11.08       13.29
 TOTAL RETURN(2):                       %      (8.61)      6.11     (13.28)      7.29     10.31      (0.87)      21.65

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $     30,987     37,372     37,961     49,898    48,440     37,620      26,028
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %       0.95       0.95       0.95       0.95      1.20       1.24        1.57
 Gross expenses prior to expense
 reimbursement(3)                       %       1.24       1.17       1.11       1.08      1.28       1.40        1.66
 Net investment income after expense
 reimbursement(3)(5)                    %       1.40       1.35       2.27       2.54      2.54       2.61        2.13
 Portfolio turnover rate                %        119        129        204        239       125        116         162

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION INCOME FUND (UNAUDITED)            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                      CLASS A
                                            -------------------------------------------------------------------------------------
                                              SIX         SEVEN
                                            MONTHS       MONTHS                                                         JAN. 20,
                                             ENDED        ENDED                  YEAR ENDED OCTOBER 31,                1997(1) TO
                                            NOV. 30,     MAY 31,       ------------------------------------------       OCT. 31,
                                              2002       2002(4)       2001         2000        1999         1998         1997
                                              ----       -------       ----         ----        ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $     9.74         9.71       10.62        10.48       10.15        12.09        11.01
 Income from investment operations:
 Net investment income                  $     0.08         0.11        0.29         0.42        0.31*        0.31*        0.29*
 Net realized and unrealized gain
 (loss) on investments                  $    (0.62)        0.29       (0.86)        0.34        0.46        (0.06)        0.79
 Total from investment operations       $    (0.54)        0.40       (0.57)        0.76        0.77         0.25         1.08
 Less distributions from:
 Net investment income                  $     0.13         0.37        0.34         0.28        0.22         0.57           --
 Net realized gain on investments       $       --           --          --         0.34        0.22         1.62           --
 Total distributions                    $     0.13         0.37        0.34         0.62        0.44         2.19           --
 Net asset value, end of period         $     9.07         9.74        9.71        10.62       10.48        10.15        12.09
 TOTAL RETURN(2):                       %    (5.50)        4.24       (5.50)        7.65        7.65         2.29         9.81

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $   23,259       23,120      20,973       18,220      10,371        1,812          481
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %     1.13         1.15        1.15         1.15        1.45         1.53         2.21
 Gross expenses prior to expense
 reimbursement(3)                       %     1.63         1.56        1.50         1.44        1.70         1.96         2.50
 Net investment income after
 expense reimbursement(3)(5)            %     1.89         1.99        3.05         3.44        2.98         2.97         2.39
 Portfolio turnover rate                %      104          101         165          195         120          115          159


                                                                     CLASS B
                                            ----------------------------------------------------------
                                              SIX         SEVEN
                                            MONTHS       MONTHS                                MAR. 1,
                                             ENDED        ENDED       YEAR ENDED OCT. 31,    1999(1) TO
                                            NOV. 30,     MAY 31,      -------------------     OCT. 31,
                                              2002       2002(2)       2001         2000        1999
                                              ----       -------       ----         ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $     9.80         9.73       10.63        10.49       10.08
 Income from investment operations:
 Net investment income                  $     0.04         0.04        0.27         0.38        0.16*
 Net realized and unrealized gain
 (loss) on investments                  $    (0.62)        0.31       (0.91)        0.31        0.25
 Total from investment operations       $    (0.58)        0.35       (0.64)        0.69        0.41
 Less distributions from:
 Net investment income                  $     0.10         0.28        0.26         0.21          --
 Net realized gain on investments       $       --           --          --         0.34          --
 Total distributions                    $     0.10         0.28        0.26         0.55          --
 Net asset value, end of period         $     9.12         9.80        9.73        10.63       10.49
 TOTAL RETURN(2):                       %    (5.90)        3.66       (6.14)        6.91        4.07

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $      395          217         125          115         123
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                    %     1.90         1.90        1.90         1.90        2.20
 Gross expenses prior to expense
 reimbursement(3)                       %     2.40         2.31        2.25         2.19        2.45
 Net investment income after
 expense reimbursement(3)(5)            %     1.11         1.21        2.30         2.69        2.23
 Portfolio turnover rate                %      104          101         165          195         120

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING STRATEGIC ALLOCATION INCOME FUND
(UNAUDITED) (CONTINUED)                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              CLASS C
                                               ---------------------------------------------------------------
                                                 SIX       SEVEN
                                               MONTHS     MONTHS                                      JUNE 30,
                                                ENDED      ENDED        YEAR ENDED OCTOBER  31,      1998(1) TO
                                               NOV. 30,   MAY 31,      --------------------------      OCT. 31,
                                                 2002     2002(4)      2001       2000       1999       1998
                                                 ----     -------      ----       ----       ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $       9.76       9.69      10.59      10.46      10.18      10.72
 Income from investment operations:
 Net investment income                   $       0.06       0.09       0.24       0.32       0.23*      0.08*
 Net realized and unrealized gain(loss)
 on investments                          $      (0.64)      0.27      (0.88)      0.36       0.46      (0.62)
 Total from investment operations        $      (0.58)      0.36      (0.64)      0.68       0.69      (0.54)
 Less distributions from:
 Net investment income                   $       0.04       0.29       0.26       0.21       0.19         --
 Net realized gain on investments        $         --         --         --       0.34       0.22         --
 Total distributions                     $       0.04       0.29       0.26       0.55       0.41         --
 Net asset value, end of period          $       9.14       9.76       9.69      10.59      10.46      10.18
 TOTAL RETURN(2):                        %      (5.92)      3.74      (6.18)      6.81       6.88      (5.04)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $        195        240        251        275        304        171
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       1.88       1.90       1.90       1.90       2.20       2.24
 Gross expenses prior to expense
 reimbursement(3)                        %       2.38       2.31       2.25       2.19       2.45       2.67
 Net investment income after
 expense reimbursement(3)(5)             %       1.15       1.23       2.30       2.69       2.23       2.26
 Portfolio turnover rate                 %        104        101        165        195        120        115

                                                                                CLASS I
                                               -------------------------------------------------------------------------
                                                 SIX       SEVEN
                                               MONTHS     MONTHS
                                                ENDED      ENDED                    YEAR ENDED OCTOBER 31,
                                               NOV. 30,   MAY 31,      -------------------------------------------------
                                                 2002     2002(4)      2001       2000       1999       1998        1997
                                                 ----     -------      ----       ----       ----       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period    $       9.84       9.82      10.73      10.57      10.21      12.15       11.64
 Income from investment operations:
 Net investment income                   $       0.10       0.13       0.37       0.33       0.34*      0.35*       0.32*
 Net realized and unrealized gain
 (loss) on investments                   $      (0.63)      0.29      (0.92)      0.47       0.46      (0.07)       1.41
 Total from investment operations        $      (0.53)      0.42      (0.55)      0.80       0.80       0.28        1.73
 Less distributions from:
 Net investment income                   $       0.16       0.40       0.36       0.30       0.22       0.60        0.33
 Net realized gain on investments        $         --         --         --       0.34       0.22       1.62        0.89
 Total distributions                     $       0.16       0.40       0.36       0.64       0.44       2.22        1.22
 Net asset value, end of period          $       9.15       9.84       9.82      10.73      10.57      10.21       12.15
 TOTAL RETURN(2):                        %      (5.41)      4.34      (5.24)      7.93       7.99       2.51       15.94

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)       $     16,027     18,994     20,201     26,494     24,107     22,352      18,313
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                     %       0.88       0.90       0.90       0.90       1.20       1.24        1.63
 Gross expenses prior to expense
 reimbursement(3)                        %       1.38       1.31       1.25       1.19       1.45       1.67        1.75
 Net investment income after
 expense reimbursement(3)(5)             %       2.14       2.25       3.30       3.69       3.23       3.26        2.77
 Portfolio turnover rate                 %        104        101        165        195        120        115         159

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distribution at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.
(5) The Investment Manager has agreed to limit expenses; excluding interest, taxes, brokerage and extraordinary expenses.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

        NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940 as an open-end management investment company. There are twenty one separate funds which comprise the ING Series Fund, Inc. The six funds (each a "Fund", collectively the "Funds") that are in this report are: ING Index Plus Large Cap Fund ("Index Plus Large Cap"), ING Index Plus Mid Cap Fund ("Index Plus Mid Cap"), ING Index Plus Small Cap Fund ("Index Plus Small Cap"), ING Strategic Allocation Growth Fund ("Strategic Allocation Growth", formerly ING Ascent
Fund), ING Strategic Allocation Balanced Fund ("Strategic Allocation Balanced", formerly ING Crossroads Fund) and ING Strategic Allocation Income Fund ("Strategic Allocation Income", formerly ING Legacy Fund).

Each Fund offers the following classes of shares: Class A, Class B, Class C, and Class I. Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap also offer Class O. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On December 13, 2000, Aetna Inc. ("Aetna"), the indirect parent company of Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Funds, and Aeltus Capital, Inc. ("ACI"), each Funds' principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

--------------------------------------------------------------------------------

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities- at the exchange rates prevailing at the end of the day.
          (2) Purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and distributes capital gains, if any, annually.

--------------------------------------------------------------------------------

F. FEDERAL INCOME TAXES. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund, will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. ILLIQUID AND RESTRICTED SECURITIES. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are valued using market quotations when readily available. In the absence of market quotations, the illiquid and restricted securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

K. DELAYED DELIVERY TRANSACTIONS. Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds' Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets sufficient to cover the purchase price.

--------------------------------------------------------------------------------

L. MORTGAGE DOLLAR ROLL TRANSACTIONS. In connection with a fund's ability to purchase or sell securities on a when-issued basis, Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income. Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six months ended November 30, 2002 , the cost of purchases and sales of securities, excluding short-term and U.S. government securities , were as follows:

                                   PURCHASES         SALES
                                  ------------   ------------
Index Plus Large Cap              $197,615,874   $191,196,493
Index Plus Mid Cap                  43,237,819     35,458,716
Index Plus Small Cap                14,958,151      9,013,370
Strategic Allocation Growth         53,559,089     54,704,406
Strategic Allocation Balanced       63,954,977     61,615,152
Strategic Allocation Income         24,004,141     27,923,699

U.S. Government Securities not included above were as follows:

                                   PURCHASES         SALES
                                  ------------   ------------
Index Plus Large Cap              $         --   $         --
Index Plus Mid Cap                          --             --
Index Plus Small Cap                        --             --
Strategic Allocation Growth          4,746,066      3,108,136
Strategic Allocation Balanced        7,594,643     10,560,981
Strategic Allocation Income         10,259,209      7,950,151

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Prior to March 1, 2002, Aeltus served as investment adviser to the Funds. Effective March 1, 2002, each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. ("the Manager"),a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

For Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap -- 0.450% for the first $500 million, 0.425% of the next $250 million, 0.400% of the next $1.25 billion and 0.375% in excess of $2 billion; for Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income -- 0.800% for the first $500 million, 0.775% of the next $500 million, 0.750% of the next $500 million, 0.725% of the next $500 million and 0.700% in excess of $2 billion.

ING entered into a subadvisory agreement with Aeltus effective March 1, 2002. Subject to such policies as the Board or ING may determine, Aeltus manages the Funds' assets in accordance with the Funds' investment objectives, policies, and limitations. The subadvisory agreement provides that ING will pay Aeltus a subadvisory fee at the following annual rates:

For Index Plus Large Cap, Index Plus Mid Cap and Index Plus Small Cap -- 0.203% for the first $500 million, 0.191% of the next $250 million, 0.180% of the next $1.25 billion and 0.169% in excess of $2 billion; for Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income -- 0.360% for the first $500 million, 0.349% of the next $500 million, 0.338% of the next $500 million, 0.326% of the next $500 million and 0.315% in excess of $2 billion.

Prior to May 1, 2002, Aeltus served as administrator to each of the Funds and received an administrative service fee at an annual rate of 0.10% of the Funds' average daily net assets. Pursuant to the Administrative Services Agreement effective May 1, 2002 ING Funds Services, LLC ("IFS") acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from each Fund a fee at an annual rate of 0.08% of its average daily net assets.

ING Investments has entered into a Service Agreement with ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company, under which ILIAC will provide various administrative and shareholder services to certain Class I shareholders of the Funds that purchased their shares through ILIAC. In exchange for these services, ING Investments pays

--------------------------------------------------------------------------------

ILIAC a fee of up to 0.225% of the average daily net assets associated with shares of Class I of Index Plus Large, Index Plus Mid Cap and Index Plus Small Cap and up to 0.400% of the average daily net assets associated with Class I shares of Strategic Allocation Growth, Strategic Allocation Balanced and Strategic Allocation Income Funds. For the six-month period ended November 30, 2002, ILIAC received $303,303 for its services.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below)has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares)by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate or reimburse expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                                 CLASS A   CLASS B   CLASS C   CLASS I   CLASS O
                                 -------   -------   -------   -------   -------
Index Plus Large Cap              0.25%     1.00%     0.75%      N/A      0.25%
Index Plus Mid Cap                0.25%     1.00%     0.75%      N/A      0.25%
Index Plus Small Cap              0.25%     1.00%     0.75%      N/A      0.25%
Strategic Allocation Growth       0.25%     1.00%     1.00%      N/A       N/A
Strategic Allocation Balanced     0.25%     1.00%     1.00%      N/A       N/A
Strategic Allocation Income       0.25%     1.00%     1.00%      N/A       N/A

Prior to January 1, 2002, the Shareholder Services and Distribution fees were paid to ACI. Presently, the Funds' class specific expenses are limited to distribution fees incurred in connection with Class A, Class B and Class C shares and services fees in connection with Class B, Class C and Class O shares.

For the six months ended November 30, 2002, the Distributor has retained $14,321 as sales charges from proceeds of Class A Shares sold and $2,111 from the proceeds of Class C shares redeemed.

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At November 30, 2002 the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4 and 5):

                                                               ACCRUED
                                ACCRUED                      SHAREHOLDER
                               INVESTMENT       ACCRUED      SERVICES AND
                               MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION
                                  FEES           FEES            FEES          TOTAL
                                --------       --------        --------      --------
Index Plus Large Cap            $126,842       $ 22,550        $ 57,164      $206,556
Index Plus Mid Cap                21,356          3,797          14,382        39,535
Index Plus Small Cap               6,421          1,141           5,402        12,964
Strategic Allocation Growth       30,501          3,050           5,443        38,994
Strategic Allocation Balanced     42,562          4,256           7,266        54,084
Strategic Allocation Income       25,925          2,592           5,163        33,680

--------------------------------------------------------------------------------

NOTE 7 -- EXPENSE LIMITATIONS

Prior to March 1, 2002, Aeltus, as investment adviser, agreed to reimburse each Fund for some or all operating expenses or to waive fees in order to maintain a certain expense ratio. Effective March 1, 2002, ING Investments, LLC entered into written expense limitation agreements with each of the Funds whereby, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                 CLASS A   CLASS B   CLASS C   CLASS I   CLASS O
                                 -------   -------   -------   -------   -------
Index Plus Large Cap              0.95%     1.70%     1.45%     0.70%     0.95%
Index Plus Mid Cap                1.00%     1.75%     1.50%     0.75%     1.00%
Index Plus Small Cap              1.00%     1.75%     1.50%     0.75%     1.00%
Strategic Allocation Growth       1.25%     2.00%     2.00%     1.00%      N/A
Strategic Allocation Balanced     1.20%     1.95%     1.95%     0.95%      N/A
Strategic Allocation Income       1.15%     1.90%     1.90%     0.90%      N/A

Under the expense limitation agreements, each Fund will at a later date reimburse the Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

As of November 30, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

               Index Plus Large Cap                    $ 41,905
               Index Plus Mid Cap                       166,953
               Index Plus Small Cap                     150,783
               Strategic Allocation Growth              112,660
               Strategic Allocation Balanced            153,188
               Strategic Allocation Income              141,493

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. Each of the Funds will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. At November 30, 2002, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                                              CLASS A SHARES
                                                --------------------------------------------
                                                     SIX            SEVEN
                                                   MONTHS          MONTHS           YEAR
                                                    ENDED           ENDED          ENDED
                                                  NOV. 30,         MAY 31,        OCT. 31,
                                                    2002            2002            2001
                                                ------------    ------------    ------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                                        3,625,996       3,766,831       4,690,472
Shares issued as reinvestment of dividends           134,317          78,143          27,783
Shares redeemed                                   (1,710,635)     (3,075,580)     (2,139,896)
                                                ------------    ------------    ------------
Net increase (decrease) in shares outstanding      2,049,678         769,394       2,578,359
                                                ============    ============    ============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                                     $ 41,466,233    $ 54,360,583    $ 73,302,942
Shares issued as reinvestment of dividends         1,548,676       1,138,538         471,242
Shares redeemed                                  (19,819,726)    (44,464,394)    (33,226,188)
                                                ------------    ------------    ------------
Net increase                                    $ 23,195,183    $ 11,034,727    $ 40,547,996
                                                ============    ============    ============

                                                              CLASS B SHARES
                                                --------------------------------------------
                                                     SIX            SEVEN
                                                   MONTHS          MONTHS           YEAR
                                                    ENDED           ENDED          ENDED
                                                  NOV. 30,         MAY 31,        OCT. 31,
                                                    2002            2002            2001
                                                ------------    ------------    ------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                                          205,287         114,253         598,573
Shares issued as reinvestment of dividends               269              --              --
Shares redeemed                                     (297,416)       (204,785)       (230,191)
                                                ------------    ------------    ------------
Net increase (decrease) in shares outstanding        (91,860)        (90,532)        368,382
                                                ============    ============    ============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                                     $  2,376,159    $  1,636,759    $  9,672,728
Shares issued as reinvestment of dividends             3,094              --              --
Shares redeemed                                   (3,461,653)     (2,910,291)     (3,501,525)
                                                ------------    ------------    ------------
Net increase (decrease)                         $ (1,082,400)   $ (1,273,532)   $  6,171,203
                                                ============    ============    ============

                                                              CLASS C SHARES
                                                --------------------------------------------
                                                     SIX            SEVEN
                                                   MONTHS          MONTHS           YEAR
                                                    ENDED           ENDED          ENDED
                                                  NOV. 30,         MAY 31,        OCT. 31,
                                                    2002            2002            2001
                                                ------------    ------------    ------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                                          148,616         102,108         341,153
Shares issued as reinvestment of dividends             2,375              --              --
Shares redeemed                                     (411,725)       (430,939)     (1,060,241)
                                                ------------    ------------    ------------
Net increase (decrease) in shares outstanding       (260,734)       (328,831)       (719,088)
                                                ============    ============    ============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                                     $  1,732,664    $  1,466,511    $  5,446,601
Shares issued as reinvestment of dividends            27,451              --              --
Shares redeemed                                   (4,796,501)     (6,157,571)    (16,345,070)
                                                ------------    ------------    ------------
Net decrease                                    $ (3,036,386)   $ (4,691,060)   $(10,898,469)
                                                ============    ============    ============

--------------------------------------------------------------------------------

                                                                 CLASS I SHARES
                                                  --------------------------------------------
                                                       SIX            SEVEN
                                                     MONTHS          MONTHS           YEAR
                                                      ENDED           ENDED          ENDED
                                                    NOV. 30,         MAY 31,        OCT. 31,
                                                      2002            2002            2001
                                                  ------------    ------------    ------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                                          1,045,931       3,193,597       2,912,387
Shares issued as reinvestment of dividends             123,476          85,447          47,070
Shares redeemed                                     (1,727,957)     (1,854,718)     (2,146,594)
                                                  ------------    ------------    ------------
Net increase in shares outstanding                    (558,550)      1,424,326         812,863
                                                  ============    ============    ============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                                       $ 12,337,599    $ 46,197,743    $ 47,703,026
Shares issued as reinvestment of dividends           1,433,552       1,252,647         803,498
Shares redeemed                                    (20,274,149)    (26,742,432)    (33,263,145)
                                                  ------------    ------------    ------------
Net increase (decrease)                           $ (6,502,998)   $ 20,707,958    $ 15,243,379
                                                  ============    ============    ============

                                                                 CLASS O SHARES
                                                  --------------------------------------------
                                                       SIX            SEVEN
                                                     MONTHS          MONTHS           YEAR
                                                      ENDED           ENDED          ENDED
                                                    NOV. 30,         MAY 31,        OCT. 31,
                                                      2002            2002           2001(1)
                                                  ------------    ------------    ------------
ING INDEX PLUS LARGE CAP FUND
 (NUMBER OF SHARES)
Shares sold                                            189,173         112,319           1,280
Shares issued as reinvestment of dividends               2,104              44              --
Shares redeemed                                        (41,293)        (32,350)             --
                                                  ------------    ------------    ------------
Net increase in shares outstanding                     149,984          80,013           1,280
                                                  ============    ============    ============
ING INDEX PLUS LARGE CAP FUND ($)
Shares sold                                       $  2,238,046    $  1,624,455    $     18,781
Shares issued as reinvestment of dividends              24,409             651              --
Shares redeemed                                       (483,714)       (462,720)             --
                                                  ------------    ------------    ------------
Net increase                                      $  1,778,741    $  1,162,386    $     18,781
                                                  ============    ============    ============

----------
(1)  Class O commenced operations on August 1, 2001.

--------------------------------------------------------------------------------

                                                                 CLASS A SHARES
                                                  --------------------------------------------
                                                      SIX             SEVEN
                                                     MONTHS          MONTHS           YEAR
                                                      ENDED           ENDED           ENDED
                                                    NOV. 30,         MAY 31,        OCT. 31,
                                                      2002            2002            2001
                                                  ------------    ------------    ------------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                                          2,405,538       2,256,664       1,213,338
Shares issued as reinvestment of dividends              28,360           4,092         126,407
Shares redeemed                                     (2,000,790)       (789,469)       (375,221)
                                                  ------------    ------------    ------------
Net increase in shares outstanding                     433,108       1,471,287         964,524
                                                  ============    ============    ============
ING INDEX PLUS MID CAP FUND ($)
Shares sold                                       $ 26,421,556    $ 28,590,319    $ 14,704,303
Shares issued as reinvestment of dividends             300,896          49,511       1,521,005
Shares redeemed                                    (22,338,637)    (10,045,992)     (4,429,939)
                                                  ------------    ------------    ------------
Net increase                                      $  4,383,815    $ 18,593,838    $ 11,795,369
                                                  ============    ============    ============

                                                                 CLASS B SHARES
                                                  --------------------------------------------
                                                      SIX             SEVEN
                                                     MONTHS          MONTHS           YEAR
                                                      ENDED           ENDED           ENDED
                                                    NOV. 30,         MAY 31,        OCT. 31,
                                                      2002            2002            2001
                                                  ------------    ------------    ------------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                                            282,728         192,950          81,036
Shares issued as reinvestment of dividends               3,502              --          17,885
Shares redeemed                                       (121,685)        (13,294)        (76,866)
                                                  ------------    ------------    ------------
Net increase in shares outstanding                     164,545         179,656          22,055
                                                  ============    ============    ============
ING INDEX PLUS MID CAP FUND ($)
Shares sold                                       $  3,061,747    $  2,446,907    $    985,038
Shares issued as reinvestment of dividends              36,556              --         214,436
Shares redeemed                                     (1,263,154)       (170,964)       (928,662)
                                                  ------------    ------------    ------------
Net increase                                      $  1,835,149    $  2,275,943    $    270,812
                                                  ============    ============    ============

                                                                 CLASS C SHARES
                                                  --------------------------------------------
                                                      SIX             SEVEN
                                                     MONTHS          MONTHS           YEAR
                                                      ENDED           ENDED           ENDED
                                                    NOV. 30,         MAY 31,        OCT. 31,
                                                      2002            2002            2001
                                                  ------------    ------------    ------------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                                            153,936         101,094          65,649
Shares issued as reinvestment of dividends               2,793              --          18,905
Shares redeemed                                        (49,355)        (15,550)        (30,190)
                                                  ------------    ------------    ------------
Net increase in shares outstanding                     107,374          85,544          54,364
                                                  ============    ============    ============
ING INDEX PLUS MID CAP FUND ($)
Shares sold                                       $  1,643,321    $  1,281,442    $    797,139
Shares issued as reinvestment of dividends              29,239              --         226,104
Shares redeemed                                       (526,029)       (188,575)       (344,871)
                                                  ------------    ------------    ------------
Net increase                                      $  1,146,531    $  1,092,867    $    678,372
                                                  ============    ============    ============

--------------------------------------------------------------------------------

                                                                    CLASS I SHARES
                                                     --------------------------------------------
                                                         SIX             SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED           ENDED           ENDED
                                                       NOV. 30,         MAY 31,        OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                                               343,001         847,132          21,640
Shares issued as reinvestment of dividends                  7,649             189           3,692
Shares redeemed                                          (352,562)         (6,873)       (134,254)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding              (1,912)        840,448        (108,922)
                                                     ============    ============    ============
ING INDEX PLUS MID CAP FUND ($)
Shares sold                                          $  3,781,057    $ 10,762,261    $    264,815
Shares issued as reinvestment of dividends                 81,772           2,293          44,604
Shares redeemed                                        (3,897,334)        (89,105)     (1,868,188)
                                                     ------------    ------------    ------------
Net increase (decrease)                              $    (34,505)   $ 10,675,449    $ (1,558,769)
                                                     ============    ============    ============

                                                                    CLASS O SHARES
                                                     --------------------------------------------
                                                         SIX             SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED           ENDED           ENDED
                                                       NOV. 30,         MAY 31,        OCT. 31,
                                                         2002            2002           2001(1)
                                                     ------------    ------------    ------------
ING INDEX PLUS MID CAP FUND
 (NUMBER OF SHARES)
Shares sold                                               205,579         177,892           2,675
Shares issued as reinvestment of dividends                  2,418              29              --
Shares redeemed                                           (70,532)        (24,893)             --
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding             137,465         153,028           2,675
                                                     ============    ============    ============
ING INDEX PLUS MID CAP FUND ($)
Shares sold                                          $  2,266,504    $  2,290,298    $     29,984
Shares issued as reinvestment of dividends                 25,777             356              --
Shares redeemed                                          (767,234)       (326,965)             --
                                                     ------------    ------------    ------------
Net increase                                         $  1,525,047    $  1,963,689    $     29,984
                                                     ============    ============    ============

----------
(1)  Class O commenced operations on August 1, 2001.

--------------------------------------------------------------------------------

                                                                  CLASS A SHARES
                                                     -----------------------------------------
                                                         SIX           SEVEN
                                                       MONTHS          MONTHS          YEAR
                                                        ENDED          ENDED           ENDED
                                                      NOV. 30,        MAY 31,        OCT. 31,
                                                        2002            2002           2001
                                                     -----------    -----------    -----------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                                              670,779        459,676        238,062
Shares issued as reinvestment of dividends                12,675             --             --
Shares redeemed                                         (295,148)      (198,951)       (97,671)
                                                     -----------    -----------    -----------
Net increase (decrease) in shares outstanding            388,306        260,725        140,391
                                                     ===========    ===========    ===========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                                          $ 7,092,614    $ 5,834,548    $ 2,675,082
Shares issued as reinvestment of dividends               132,581             --             --
Shares redeemed                                       (3,180,380)    (2,461,091)    (1,091,655)
                                                     -----------    -----------    -----------
Net increase                                         $ 4,044,815    $ 3,373,457    $ 1,583,427
                                                     ===========    ===========    ===========

                                                                  CLASS B SHARES
                                                     -----------------------------------------
                                                         SIX           SEVEN
                                                       MONTHS          MONTHS          YEAR
                                                        ENDED          ENDED           ENDED
                                                      NOV. 30,        MAY 31,        OCT. 31,
                                                        2002            2002           2001
                                                     -----------    -----------    -----------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                                              119,981        136,429         26,964
Shares issued as reinvestment of dividends                 2,494             --             --
Shares redeemed                                          (68,882)        (4,096)        (5,691)
                                                     -----------    -----------    -----------
Net increase (decrease) in shares outstanding             53,593        132,333         21,273
                                                     ===========    ===========    ===========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                                          $ 1,281,431    $ 1,723,989    $   304,735
Shares issued as reinvestment of dividends                25,387             --             --
Shares redeemed                                         (745,233)       (49,667)       (61,046)
                                                     -----------    -----------    -----------
Net increase                                         $   561,585    $ 1,674,322    $   243,689
                                                     ===========    ===========    ===========

                                                                  CLASS C SHARES
                                                     -----------------------------------------
                                                         SIX           SEVEN
                                                       MONTHS          MONTHS          YEAR
                                                        ENDED          ENDED           ENDED
                                                      NOV. 30,        MAY 31,        OCT. 31,
                                                        2002            2002           2001
                                                     -----------    -----------    -----------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                                               66,637         37,375         10,265
Shares issued as reinvestment of dividends                 1,377             --             --
Shares redeemed                                           (6,789)        (3,597)       (26,366)
                                                     -----------    -----------    -----------
Net increase (decrease) in shares outstanding             61,225         33,778        (16,101)
                                                     ===========    ===========    ===========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                                          $   717,816    $   478,310    $   118,164
Shares issued as reinvestment of dividends                14,100             --             --
Shares redeemed                                          (70,036)       (41,646)      (293,002)
                                                     -----------    -----------    -----------
Net increase (decrease)                              $   661,880    $   436,664    $  (174,838)
                                                     ===========    ===========    ===========

--------------------------------------------------------------------------------

                                                                   CLASS I SHARES
                                                     -----------------------------------------
                                                         SIX           SEVEN
                                                       MONTHS          MONTHS          YEAR
                                                        ENDED          ENDED           ENDED
                                                      NOV. 30,        MAY 31,        OCT. 31,
                                                        2002            2002           2001
                                                     -----------    -----------    -----------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                                                9,052          6,895          5,355
Shares issued as reinvestment of dividends                   404             --             --
Shares redeemed                                              (83)      (315,370)       (85,625)
                                                     -----------    -----------    -----------
Net increase (decrease) in shares outstanding              9,373       (308,475)       (80,270)
                                                     ===========    ===========    ===========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                                          $    97,216    $    88,945    $    61,031
Shares issued as reinvestment of dividends                 4,275             --             --
Shares redeemed                                             (999)    (4,118,496)      (974,699)
                                                     -----------    -----------    -----------
Net increase (decrease)                              $   100,492    $(4,029,551)   $  (913,668)
                                                     ===========    ===========    ===========

                                                                   CLASS O SHARES
                                                     -----------------------------------------
                                                         SIX           SEVEN
                                                       MONTHS          MONTHS          YEAR
                                                        ENDED          ENDED           ENDED
                                                      NOV. 30,        MAY 31,        OCT. 31,
                                                        2002            2002          2001(1)
                                                     -----------    -----------    -----------
ING INDEX PLUS SMALL CAP FUND
 (NUMBER OF SHARES)
Shares sold                                              108,299        103,017          3,834
Shares issued as reinvestment of dividends                 1,859             --             --
Shares redeemed                                          (29,886)       (20,232)            --
                                                     -----------    -----------    -----------
Net increase (decrease) in shares outstanding             80,272         82,785          3,834
                                                     ===========    ===========    ===========
ING INDEX PLUS SMALL CAP FUND ($)
Shares sold                                          $ 1,194,370    $ 1,328,608    $    40,905
Shares issued as reinvestment of dividends                19,557             --             --
Shares redeemed                                         (330,362)      (266,266)            --
                                                     -----------    -----------    -----------
Net increase                                         $   883,565    $ 1,062,342    $    40,905
                                                     ===========    ===========    ===========

----------
(1)  Class O commenced operations on August 1, 2001.

                                                                    CLASS A SHARES
                                                     -------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS          YEAR
                                                         ENDED          ENDED           ENDED
                                                       NOV. 30,        MAY 31,        OCT. 31,
                                                         2002            2002           2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                             2,115,129       1,132,651         648,613
Shares issued as reinvestment of dividends                  6,667          31,579          27,030
Shares redeemed                                        (2,045,561)       (901,308)       (364,923)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding              76,235         262,922         310,720
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION GROWTH FUND ($)
Shares sold                                          $ 18,725,582    $ 11,445,956    $  7,029,562
Shares issued as reinvestment of dividends                 57,473         313,268         307,062
Shares redeemed                                       (18,129,251)     (9,118,925)     (3,797,489)
                                                     ------------    ------------    ------------
Net increase                                         $    653,804    $  2,640,299    $  3,539,135
                                                     ============    ============    ============

--------------------------------------------------------------------------------

                                                                    CLASS B SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                 7,789             314           3,763
Shares issued as reinvestment of dividends                     --              95              95
Shares redeemed                                              (333)         (3,047)         (1,684)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding               7,456          (2,638)          2,174
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION GROWTH FUND ($)
Shares sold                                          $     68,854    $      3,182    $     38,658
Shares issued as reinvestment of dividends                     --             947           1,084
Shares redeemed                                            (2,916)        (30,855)        (18,693)
                                                     ------------    ------------    ------------
Net increase (decrease)                              $     65,938    $    (26,726)   $     21,049
                                                     ============    ============    ============

                                                                    CLASS C SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                                 1,149           5,113           1,436
Shares issued as reinvestment of dividends                     --             900             944
Shares redeemed                                           (93,215)        (43,273)        (21,456)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding             (92,066)        (37,260)        (19,076)
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION GROWTH FUND ($)
Shares sold                                          $      9,685    $     51,522    $     15,493
Shares issued as reinvestment of dividends                     --           8,962          10,762
Shares redeemed                                          (808,786)       (440,020)       (236,457)
                                                     ------------    ------------    ------------
Net decrease                                         $   (799,101)   $   (379,536)   $   (210,202)
                                                     ============    ============    ============

                                                                    CLASS I SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                               144,762         421,366         543,967
Shares issued as reinvestment of dividends                 13,137          48,544          51,041
Shares redeemed                                          (495,065)       (718,506)       (965,838)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding            (337,166)       (248,596)       (370,830)
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION GROWTH FUND ($)
Shares sold                                          $  1,290,796    $  4,220,594    $  5,897,306
Shares issued as reinvestment of dividends                113,898         484,468         583,403
Shares redeemed                                        (4,450,655)     (7,185,140)    (10,283,952)
                                                     ------------    ------------    ------------
Net decrease                                         $ (3,045,961)   $ (2,480,078)   $ (3,803,243)
                                                     ============    ============    ============

--------------------------------------------------------------------------------

                                                                   CLASS A SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                               457,896       1,210,910       1,029,471
Shares issued as reinvestment of dividends                 41,676          70,940          62,278
Shares redeemed                                          (668,588)       (735,802)       (576,039)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding            (169,016)        546,048         515,710
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION BALANCED FUND ($)
Shares sold                                          $  4,281,607    $ 12,389,260    $ 11,047,854
Shares issued as reinvestment of dividends                377,998         712,949         689,416
Shares redeemed                                        (6,188,431)     (7,556,941)     (6,101,291)
                                                     ------------    ------------    ------------
Net increase (decrease)                              $ (1,528,826)   $  5,545,268    $  5,635,979
                                                     ============    ============    ============

                                                                   CLASS B SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                                24,780               2          16,261
Shares issued as reinvestment of dividends                    245             229              44
Shares redeemed                                            (1,143)         (6,493)         (9,491)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding              23,882          (6,262)          6,814
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION BALANCED FUND ($)
Shares sold                                          $    230,845    $         25    $    175,145
Shares issued as reinvestment of dividends                  2,231           2,312             497
Shares redeemed                                           (10,585)        (66,953)       (105,761)
                                                     ------------    ------------    ------------
Net increase (decrease)                              $    222,491    $    (64,616)   $     69,881
                                                     ============    ============    ============

                                                                   CLASS C SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                                 1,493           1,606           1,726
Shares issued as reinvestment of dividends                     41             166             127
Shares redeemed                                            (1,158)         (2,906)         (3,929)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding                 376          (1,134)         (2,076)
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION BALANCED FUND ($)
Shares sold                                          $     13,652    $     15,993    $     19,293
Shares issued as reinvestment of dividends                    372           1,682           1,426
Shares redeemed                                           (10,288)        (29,818)        (45,454)
                                                     ------------    ------------    ------------
Net increase (decrease)                              $      3,736    $    (12,143)   $    (24,735)
                                                     ============    ============    ============

--------------------------------------------------------------------------------


                                                                    CLASS I SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION BALANCED FUND
 (NUMBER OF SHARES)
Shares sold                                               210,336         365,049         961,133
Shares issued as reinvestment of dividends                 46,208          87,573         101,577
Shares redeemed                                          (545,102)       (647,264)     (1,493,803)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding            (288,558)       (194,642)       (431,093)
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION BALANCED FUND ($)
Shares sold                                          $  1,972,412    $  3,743,188    $ 10,344,955
Shares issued as reinvestment of dividends                422,338         887,111       1,132,586
Shares redeemed                                        (5,106,215)     (6,611,831)    (16,037,752)
                                                     ------------    ------------    ------------
Net decrease                                         $ (2,711,465)   $ (1,981,532)   $ (4,560,211)
                                                     ============    ============    ============

                                                                    CLASS A SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                               727,914         920,447         797,371
Shares issued as reinvestment of dividends                 37,131          86,171          59,971
Shares redeemed                                          (573,321)       (791,896)       (412,968)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding             191,724         214,722         444,374
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION INCOME FUND ($)
Shares sold                                          $  6,638,453    $  8,993,758    $  8,117,152
Shares issued as reinvestment of dividends                333,434         822,071         612,300
Shares redeemed                                        (5,256,151)     (7,739,093)     (4,187,264)
                                                     ------------    ------------    ------------
Net increase                                         $  1,715,736    $  2,076,736    $  4,542,188
                                                     ============    ============    ============

                                                                    CLASS B SHARES
                                                     --------------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS           YEAR
                                                         ENDED          ENDED            ENDED
                                                       NOV. 30,        MAY 31,         OCT. 31,
                                                         2002            2002            2001
                                                     ------------    ------------    ------------
ING STRATEGIC ALLOCATION INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                                27,335          13,855          14,060
Shares issued as reinvestment of dividends                    460             400              22
Shares redeemed                                            (6,637)         (5,007)        (12,006)
                                                     ------------    ------------    ------------
Net increase (decrease) in shares outstanding              21,158           9,248           2,076
                                                     ============    ============    ============
ING STRATEGIC ALLOCATION INCOME FUND ($)
Shares sold                                          $    252,099    $    136,204    $    142,599
Shares issued as reinvestment of dividends                  4,164           3,858             231
Shares redeemed                                           (59,732)        (49,511)       (125,108)
                                                     ------------    ------------    ------------
Net increase                                         $    196,531    $     90,551    $     17,722
                                                     ============    ============    ============

--------------------------------------------------------------------------------

                                                                   CLASS C SHARES
                                                     -----------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS        YEAR
                                                         ENDED          ENDED         ENDED
                                                       NOV. 30,        MAY 31,      OCT. 31,
                                                         2002            2002         2001
                                                     -----------    -----------    -----------
ING STRATEGIC ALLOCATION INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                                3,186          6,423          4,127
Shares issued as reinvestment of dividends                    98            729            631
Shares redeemed                                           (6,559)        (8,429)        (4,879)
                                                     -----------    -----------    -----------
Net increase (decrease) in shares outstanding             (3,275)        (1,277)          (121)
                                                     ===========    ===========    ===========
ING STRATEGIC ALLOCATION INCOME FUND ($)
Shares sold                                          $    29,283    $    62,616    $    41,793
Shares issued as reinvestment of dividends                   885          6,992          6,470
Shares redeemed                                          (60,092)       (82,672)       (48,717)
                                                     -----------    -----------    -----------
Net decrease                                         $   (29,924)   $   (13,064)   $      (454)
                                                     ===========    ===========    ===========

                                                                   CLASS I SHARES
                                                     -----------------------------------------
                                                          SIX           SEVEN
                                                        MONTHS          MONTHS        YEAR
                                                         ENDED          ENDED         ENDED
                                                       NOV. 30,        MAY 31,      OCT. 31,
                                                         2002            2002         2001
                                                     -----------    -----------    -----------
ING STRATEGIC ALLOCATION INCOME FUND
 (NUMBER OF SHARES)
Shares sold                                              185,019        392,415        472,565
Shares issued as reinvestment of dividends                29,741         84,911         87,962
Shares redeemed                                         (393,452)      (604,361)      (971,664)
                                                     -----------    -----------    -----------
Net increase (decrease) in shares outstanding           (178,692)      (127,035)      (411,137)
                                                     ===========    ===========    ===========
ING STRATEGIC ALLOCATION INCOME FUND ($)
Shares sold                                          $ 1,721,145    $ 3,861,989    $ 4,831,953
Shares issued as reinvestment of dividends               269,451        816,547        905,130
Shares redeemed                                       (3,630,961)    (5,921,115)    (9,915,686)
                                                     -----------    -----------    -----------
Net decrease                                         $(1,640,365)   $(1,242,579)   $(4,178,603)
                                                     ===========    ===========    ===========

NOTE 10 -- CHANGES IN THE FUNDS' YEAR-END

Effective April 30, 2002 the Funds changed their year-end to May 31 from October
31. This change was done to facilitate the administration of the Funds.

NOTE 11 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders were as follows:

                                         ORDINARY         LONG-TERM
                                          INCOME        CAPITAL GAINS
                                        ----------      -------------
Index Plus Large Cap                    $3,076,466       $       --
Index Plus Mid Cap                              --          509,661
Index Plus Small Cap                            --          206,122
Strategic Allocation Growth                171,438               --
Strategic Allocation Balanced              803,396               --
Strategic Allocation Income                608,144               --

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in

--------------------------------------------------------------------------------

nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statements of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002

                                        AMOUNT     EXPIRATION DATES
                                     -----------   ----------------
Index Plus Large Cap                 $71,200,927      2007 - 2010
Strategic Allocation Growth            8,841,992      2008 - 2009
Strategic Allocation Balanced          9,330,053      2008 - 2009
Strategic Allocation Income            2,581,405          2009

ING
Index Plus
Large Cap
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 97.46%
                    ADVERTISING: 0.08%
    19,350          Interpublic Group Cos., Inc.                   $    289,670
                                                                   ------------
                                                                        289,670
                                                                   ------------
                    AEROSPACE/DEFENSE: 1.65%
    38,650          Boeing Co.                                        1,314,100
     9,550          General Dynamics Corp.                              777,847
     3,300          Goodrich Corp.                                       60,720
    21,200          Lockheed Martin Corp.                             1,106,640
     5,200          Northrop Grumman Corp.                              503,932
    12,350          Rockwell Collins, Inc.                              264,290
    29,500          United Technologies Corp.                         1,842,865
                                                                   ------------
                                                                      5,870,394
                                                                   ------------
                    AGRICULTURE: 0.10%
     3,900          RJ Reynolds Tobacco Holdings, Inc.                  150,540
     6,600          UST, Inc.                                           212,520
                                                                   ------------
                                                                        363,060
                                                                   ------------
                    AIRLINES: 0.07%
    14,300          Southwest Airlines Co.                              237,380
                                                                   ------------
                                                                        237,380
                                                                   ------------
                    APPAREL: 0.40%
     8,450     @    Jones Apparel Group, Inc.                           310,960
     6,400          Liz Claiborne, Inc.                                 206,080
    11,200          Nike, Inc.                                          501,536
     3,200     @    Reebok Intl. Ltd.                                    91,808
     8,650          VF Corp.                                            327,489
                                                                   ------------
                                                                      1,437,873
                                                                   ------------
                    AUTO MANUFACTURERS: 0.83%
   131,600          Ford Motor Co.                                    1,497,608
    26,550          General Motors Corp.                              1,054,035
     8,325          Paccar, Inc.                                        407,925
                                                                   ------------
                                                                      2,959,568
                                                                   ------------
                    AUTO PARTS & EQUIPMENT: 0.37%
     9,700          Cooper Tire & Rubber Co.                            154,230
     5,300          Dana Corp.                                           71,550
    23,150          Delphi Corp.                                        196,775
    12,050          Goodyear Tire & Rubber Co.                           99,292
     3,700          Johnson Controls, Inc.                              306,693
     9,500          TRW, Inc.                                           491,055
                                                                   ------------
                                                                      1,319,595
                                                                   ------------
                    BANKS: 7.58%
    23,600          AmSouth BanCorp.                                    450,052
    93,300          Bank of America Corp.                             6,538,464
    54,550          Bank One Corp.                                    2,154,179
    22,600          BB&T Corp.                                          858,574
    12,799          Charter One Financial, Inc.                         385,250
    11,150          Comerica, Inc.                                      527,729
     5,200          First Tennessee National Corp.                      191,776
    47,350          FleetBoston Financial Corp.                       1,284,605
    14,550          Huntington Bancshares, Inc.                         284,743
    18,400          KeyCorp.                                            480,056
    12,300          Marshall & Ilsley Corp.                             349,566
    19,000          Mellon Financial Corp.                              570,950
    26,550          National City Corp.                                 738,090
     6,700          North Fork BanCorporation, Inc.                     233,227
     5,300          PNC Financial Services Group, Inc.                  223,660
    17,650          Regions Financial Corp.                             613,161
    17,750          SouthTrust Corp.                                    463,985
    15,200          State Street Corp.                                  684,000
    13,050          SunTrust Banks, Inc.                                765,513
     4,700          Synovus Financial Corp.                              97,901
    15,500          Union Planters Corp.                                457,250
    89,431          US BanCorp.                                       1,958,539
    86,000          Wachovia Corp.                                    3,022,900
    78,300          Wells Fargo & Co.                                 3,618,243
     4,450          Zions BanCorporation                                183,118
                                                                   ------------
                                                                     27,135,531
                                                                   ------------
                    BEVERAGES: 2.38%
    40,150          Anheuser-Busch Cos., Inc.                         1,972,168
     3,150          Brown-Forman Corp.                                  208,215
    45,100          Coca-Cola Co.                                     2,058,364
    18,350          Coca-Cola Enterprises, Inc.                         390,671
     1,600          Coors (Adolph)                                      103,776
    10,950          Pepsi Bottling Group, Inc.                          314,484
    81,550          PepsiCo, Inc.                                     3,464,244
                                                                   ------------
                                                                      8,511,922
                                                                   ------------
                    BIOTECHNOLOGY: 1.01%
    62,934     @    Amgen, Inc.                                       2,970,485
     2,800     @    Biogen, Inc.                                        123,620
     9,300     @    Chiron Corp.                                        373,860
     4,300     @    Genzyme Corp.-Genl Division                         141,040
                                                                   ------------
                                                                      3,609,005
                                                                   ------------
                    BUILDING MATERIALS: 0.23%
     3,200     @    American Standard Cos., Inc.                        238,336
    29,400          Masco Corp.                                         592,998
                                                                   ------------
                                                                        831,334
                                                                   ------------
                    CHEMICALS: 1.43%
     8,950          Air Products &
                    Chemicals, Inc.                                     395,769
     4,900          Ashland, Inc.                                       142,933
    47,550          Du Pont EI de Nemours & Co.                       2,121,681
     3,300          Eastman Chemical Co.                                129,129
     5,200          Ecolab, Inc.                                        258,284
     5,500          Engelhard Corp.                                     133,320
     4,100          Great Lakes Chemical Corp.                          102,910
     6,600          International Flavors & Fragrances, Inc.            217,932
     7,600          PPG Industries, Inc.                                380,608
     7,050          Praxair, Inc.                                       415,950
     9,450          Rohm & Haas Co.                                     334,436
    10,900          Sherwin-Williams Co.                                314,247
     3,350          Sigma-Aldrich Corp.                                 168,338
                                                                   ------------
                                                                      5,115,537
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    COMMERCIAL SERVICES: 0.79%
     6,600     @    Apollo Group, Inc.                             $    272,250
    20,950     @    Concord EFS, Inc.                                   314,250
     7,450     @    Convergys Corp.                                     128,438
     5,000          Deluxe Corp.                                        217,000
     5,000          Equifax, Inc.                                       121,500
    13,300          H&R Block, Inc.                                     509,789
    12,350          McKesson Corp.                                      320,112
     5,900          Moody's Corp.                                       259,718
    14,950          Paychex, Inc.                                       436,540
     9,400     @    Quintiles Transnational Corp.                       110,450
     7,150     @    Robert Half Intl., Inc.                             140,498
                                                                   ------------
                                                                      2,830,545
                                                                   ------------
                    COMPUTERS: 3.72%
    11,000     @    Computer Sciences Corp.                             383,790
   163,650     @    Dell Computer Corp.                               4,675,480
     9,200          Electronic Data Systems Corp.                       170,568
   101,500     @    EMC Corp.-Mass.                                     735,875
   143,359          Hewlett-Packard Co.                               2,792,633
    31,750          Intl. Business Machines Corp.                     2,765,425
    10,400     @    Lexmark Intl., Inc.                                 687,856
    19,900     @    Network Appliance, Inc.                             276,610
    15,100     @    Sungard Data Systems, Inc.                          352,887
    15,800     @    Unisys Corp.                                        176,960
    17,050     @    Veritas Software Corp.                              309,969
                                                                   ------------
                                                                     13,328,053
                                                                   ------------
                    COSMETICS/PERSONAL CARE: 3.06%
     2,300          Alberto-Culver Co.                                  113,965
    10,550          Avon Products, Inc.                                 541,742
    10,050          Colgate-Palmolive Co.                               516,470
    49,250          Gillette Co.                                      1,493,260
    24,500          Kimberly-Clark Corp.                              1,232,840
    83,850          Procter & Gamble Co.                              7,043,400
                                                                   ------------
                                                                     10,941,677
                                                                   ------------
                    DISTRIBUTION/WHOLESALE: 0.10%
     6,500          WW Grainger, Inc.                                   349,570
                                                                   ------------
                                                                        349,570
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 8.45%
    61,650          American Express Co.                              2,400,034
     7,350          Bear Stearns Cos., Inc.                             470,400
    15,450          Capital One Financial Corp.                         522,210
    25,900          Charles Schwab Corp.                                298,886
   234,200          Citigroup, Inc.                                   9,105,696
     8,600          Countrywide Financial Corp.                         423,980
    61,700          Fannie Mae                                        3,890,185
    11,250          Franklin Resources, Inc.                            415,687
    43,300          Freddie Mac                                       2,495,812
    35,800          Household Intl., Inc.                             1,027,460
    91,600          JP Morgan Chase & Co.                             2,305,572
    10,050          Lehman Brothers Holdings, Inc.                      617,070
    58,525          MBNA Corp.                                        1,248,924
    39,700          Merrill Lynch & Co., Inc.                         1,726,950
    50,700          Morgan Stanley                                    2,293,668
    29,250     @    Providian Financial Corp.                           177,840
     6,950          SLM Corp.                                           679,224
     4,600          T Rowe Price Group, Inc.                            139,794
                                                                   ------------
                                                                     30,239,392
                                                                   ------------
                    ELECTRIC: 2.46%
     6,200          Ameren Corp.                                        256,370
    13,750          American Electric Power Co., Inc.                   390,775
    22,200          Centerpoint Energy, Inc.                            169,830
     9,700          Cinergy Corp.                                       314,280
    11,300          CMS Energy Corp.                                    112,435
     8,500          Consolidated Edison, Inc.                           337,875
     7,000          Constellation Energy Group, Inc.                    184,450
     4,650          Dominion Resources, Inc.                            236,917
     6,300          DTE Energy Co.                                      279,279
    40,800          Duke Energy Corp.                                   805,392
    21,700     @    Edison Intl.                                        240,653
    13,800          Entergy Corp.                                       603,474
    19,300          Exelon Corp.                                        968,667
    12,850          FirstEnergy Corp.                                   407,088
     7,000          FPL Group, Inc.                                     411,600
     8,500          NiSource, Inc.                                      165,665
    27,700     @    PG&E Corp.                                          382,537
     5,900          Pinnacle West Capital Corp.                         189,508
    10,500          PPL Corp.                                           349,650
     9,050          Progress Energy, Inc.                               380,100
     8,350          Public Service Enterprise Group, Inc.               249,999
    32,150          Southern Co.                                        841,044
     6,600          TECO Energy, Inc.                                    97,284
    15,900          TXU Corp.                                           245,178
    15,605          Xcel Energy, Inc.                                   167,598
                                                                   ------------
                                                                      8,787,648
                                                                   ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.40%
    15,500     @    American Power Conversion                           249,550
    19,350          Emerson Electric Co.                              1,009,102
     6,500          Molex, Inc.                                         182,325
                                                                   ------------
                                                                      1,440,977
                                                                   ------------
                    ELECTRONICS: 0.42%
    17,950     @    Agilent Technologies, Inc.                          348,409
     9,350          Applera Corp. - Applied Biosystems Group            204,391
    15,900     @    Jabil Circuit, Inc.                                 341,055
     6,800          Parker Hannifin Corp.                               317,492
    35,600     @    Sanmina-SCI Corp.                                   170,880
     6,300     @    Thermo Electron Corp.                               123,417
                                                                   ------------
                                                                      1,505,644
                                                                   ------------
                    ENGINEERING & CONSTRUCTION: 0.04%
     5,300          Fluor Corp.                                         145,326
                                                                   ------------
                                                                        145,326
                                                                   ------------
                    ENTERTAINMENT: 0.11%
     5,250     @    International Game Technology                       404,775
                                                                   ------------
                                                                        404,775
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    ENVIRONMENTAL CONTROL: 0.21%
     7,200     @    Allied Waste Industries, Inc.                  $     76,896
    26,750          Waste Management, Inc.                              666,610
                                                                   ------------
                                                                        743,506
                                                                   ------------
                    FOOD: 1.59%
    18,600          Albertson's, Inc.                                   434,124
    35,145          Archer-Daniels-Midland Co.                          468,483
    16,900          Campbell Soup Co.                                   408,135
    22,650          Conagra Foods, Inc.                                 551,980
     6,750          General Mills, Inc.                                 301,185
     5,450          Hershey Foods Corp.                                 350,925
    16,500          HJ Heinz Co.                                        574,530
    19,650          Kellogg Co.                                         655,721
    36,800     @    Kroger Co.                                          578,864
     8,650     @    Safeway, Inc.                                       205,697
    37,450          Sara Lee Corp.                                      873,709
     5,850          Supervalu, Inc.                                     105,183
    12,900          Winn-Dixie Stores, Inc.                             192,468
                                                                   ------------
                                                                      5,701,004
                                                                   ------------
                    FOREST PRODUCTS & PAPER: 0.49%
     2,100          Boise Cascade Corp.                                  56,868
    10,050          Georgia-Pacific Corp.                               208,336
    20,050          International Paper Co.                             786,963
     8,400          MeadWestvaco Corp.                                  210,336
     6,600          Plum Creek Timber Co., Inc.                         160,710
     2,500          Temple-Inland, Inc.                                 122,625
     3,700          Weyerhaeuser Co.                                    194,620
                                                                   ------------
                                                                      1,740,458
                                                                   ------------
                    GAS: 0.14%
     5,200          KeySpan Corp.                                       183,508
     2,750          Nicor, Inc.                                          86,653
     1,400          Peoples Energy Corp.                                 50,386
     8,350          Sempra Energy                                       193,470
                                                                   ------------
                                                                        514,017
                                                                   ------------
                    HAND/MACHINE TOOLS: 0.10%
     5,050          Black & Decker Corp.                                216,998
     1,300          Snap-On, Inc.                                        38,922
     2,900          Stanley Works                                       104,226
                                                                   ------------
                                                                        360,146
                                                                   ------------
                    HEALTHCARE-PRODUCTS: 3.55%
    19,300          Becton Dickinson & Co.                              572,631
    18,750     @    Boston Scientific Corp.                             787,500
     3,950          CR Bard, Inc.                                       219,225
    26,150     @    Guidant Corp.                                       782,669
   147,410          Johnson & Johnson                                 8,405,318
    23,900          Medtronic, Inc.                                   1,117,325
     7,900          St. Jude Medical, Inc.                              275,078
     8,650          Stryker Corp.                                       535,003
                                                                   ------------
                                                                     12,694,749
                                                                   ------------
                    HEALTHCARE-SERVICES: 1.50%
    12,200          Aetna, Inc.                                         460,550
    12,200     @    Anthem, Inc.                                        722,850
    25,000          HCA, Inc.                                         1,004,500
     9,900          Health Management Associates, Inc.                  173,547
     9,600     @    Humana, Inc.                                         99,936
     3,350     @    Manor Care, Inc.                                     65,258
    21,025     @    Tenet Healthcare Corp.                              387,911
    20,100          UnitedHealth Group, Inc.                          1,637,145
    12,200     @    WellPoint Health Networks                           803,126
                                                                   ------------
                                                                      5,354,823
                                                                   ------------
                    HOME BUILDERS: 0.14%
     4,800          Centex Corp.                                        241,584
     3,200          KB Home                                             143,008
     2,600          Pulte Homes, Inc.                                   122,044
                                                                   ------------
                                                                        506,636
                                                                   ------------
                    HOME FURNISHINGS: 0.12%
     7,750          Leggett & Platt, Inc.                               184,993
     2,300          Maytag Corp.                                         71,093
     3,500          Whirlpool Corp.                                     188,230
                                                                   ------------
                                                                        444,316
                                                                   ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.40%
     6,000          Avery Dennison Corp.                                386,640
    16,800          Clorox Co.                                          736,512
     6,350          Fortune Brands, Inc.                                309,689
                                                                   ------------
                                                                      1,432,841
                                                                   ------------
                    HOUSEWARES: 0.13%
    15,000          Newell Rubbermaid, Inc.                             475,800
                                                                   ------------
                                                                        475,800
                                                                   ------------
                    INSURANCE: 4.61%
    14,450    @@    ACE Ltd.                                            492,745
    22,500          Aflac, Inc.                                         694,125
    43,900          Allstate Corp.                                    1,713,417
     4,100          AMBAC Financial Group, Inc.                         256,291
    48,400          American Intl. Group                              3,153,260
    14,800          AON Corp.                                           269,952
     7,200          Chubb Corp.                                         421,920
    11,250          Cigna Corp.                                         489,712
     6,950          Cincinnati Financial Corp.                          267,575
     9,750          Hartford Financial Services Group, Inc.             478,335
     8,350          Jefferson-Pilot Corp.                               318,553
    12,300          John Hancock Financial Services, Inc.               376,011
     8,350          Lincoln National Corp.                              293,419
    12,900          Loews Corp.                                         522,192
    24,850          Marsh & McLennan Cos., Inc.                       1,172,920
     5,900          MBIA, Inc.                                          268,332
    32,750          Metlife, Inc.                                       879,010
     4,500          MGIC Investment Corp.                               210,015
    14,000          Principal Financial Group                           406,000
    13,450          Progressive Corp.                                   761,808
    27,350          Prudential Financial, Inc.                          822,688
     4,800          Safeco Corp.                                        173,712
     4,100          St. Paul Cos.                                       152,684
     4,500          Torchmark Corp.                                     167,130
    63,954     @    Travelers Property Casualty Corp.                 1,023,264
    10,800          UnumProvident Corp.                                 184,140
     6,400    @@    XL Capital Ltd.                                     529,536
                                                                   ------------
                                                                     16,498,746
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    INTERNET: 0.31%
     5,650     @    eBay, Inc.                                     $    389,567
    38,450     @    Yahoo, Inc.                                         702,482
                                                                   ------------
                                                                      1,092,049
                                                                   ------------
                    IRON/STEEL: 0.05%
     3,900          Nucor Corp.                                         195,936
                                                                   ------------
                                                                        195,936
                                                                   ------------
                    LEISURE TIME: 0.46%
     4,900          Brunswick Corp.                                     102,998
    24,200          Carnival Corp.                                      678,810
    14,200          Harley-Davidson, Inc.                               689,268
     8,400     @    Sabre Holdings Corp.                                182,784
                                                                   ------------
                                                                      1,653,860
                                                                   ------------
                    LODGING: 0.31%
     9,650     @    Harrah's Entertainment, Inc.                        386,000
    10,900          Hilton Hotels Corp.                                 149,221
    10,600          Marriott Intl., Inc.                                378,950
     8,100          Starwood Hotels & Resorts Worldwide, Inc.           205,173
                                                                   ------------
                                                                      1,119,344
                                                                   ------------
                    MACHINERY-DIVERSIFIED: 0.29%
    10,100          Deere & Co.                                         516,615
    11,250          Dover Corp.                                         351,000
     8,500          Rockwell Automation, Inc.                           178,925
                                                                   ------------
                                                                      1,046,540
                                                                   ------------
                    MEDIA: 3.22%
    81,800     @    AOL Time Warner, Inc.                             1,339,066
    27,650     @    Clear Channel Communications, Inc.                1,201,669
    43,149     @    Comcast Corp.                                     1,011,422
    11,750          Gannett Co., Inc.                                   837,187
     3,500          Knight-Ridder, Inc.                                 219,485
     7,600          McGraw-Hill Cos, Inc.                               450,604
     2,500          Meredith Corp.                                      109,025
     2,700          New York Times Co.                                  129,708
    12,100          Tribune Co.                                         554,180
    81,350     @    Viacom, Inc.                                      3,824,264
    93,600          Walt Disney Co.                                   1,855,152
                                                                   ------------
                                                                     11,531,762
                                                                   ------------
                    MINING: 0.18%
     6,600     @    Freeport-McMoRan
                    Copper & Gold, Inc.                                 102,300
    17,850          Newmont Mining Corp.                                417,869
     4,250     @    Phelps Dodge Corp.                                  133,535
                                                                   ------------
                                                                        653,704
                                                                   ------------
                    MISCELLANEOUS MANUFACTURING: 5.61%
    18,250          3M Co.                                            2,369,763
     6,350          Cooper Industries Ltd.                              241,427
     1,800          Crane Co.                                            37,026
     9,600          Danaher Corp.                                       603,264
    17,800          Eastman Kodak Co.                                   657,176
     4,600          Eaton Corp.                                         349,002
   465,800          General Electric Co.                             12,623,180
    38,750          Honeywell Intl., Inc.                             1,002,462
     5,650          Illinois Tool Works, Inc.                           384,144
     6,650    @@    Ingersoll-Rand Co                                   307,230
     5,000          ITT Industries, Inc.                                301,400
     5,600          Pall Corp.                                          106,848
     9,550          Textron, Inc.                                       411,605
    37,800    @@    Tyco Intl. Ltd.                                     674,352
                                                                   ------------
                                                                     20,068,879
                                                                   ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.22%
     9,700          Pitney Bowes, Inc.                                  342,410
    49,100     @    Xerox Corp.                                         428,152
                                                                   ------------
                                                                        770,562
                                                                   ------------
                    OIL & GAS: 4.50%
    10,950          Amerada Hess Corp.                                  613,200
    17,700          Anadarko Petroleum Corp.                            835,440
    12,400          Apache Corp.                                        668,112
    14,050          Burlington Resources, Inc.                          591,786
    49,109          ConocoPhillips                                    2,347,901
    10,850          Devon Energy Corp.                                  496,821
   196,150          Exxon Mobil Corp.                                 6,826,020
     2,500          Kerr-McGee Corp.                                    113,125
    22,400          Marathon Oil Corp.                                  448,000
    11,000   @,@@   Nabors Industries Ltd.                              389,400
     9,700     @    Noble Corp.                                         329,315
    33,900          Occidental Petroleum Corp.                          944,115
     4,800          Rowan Cos., Inc.                                    102,240
    36,150          Transocean, Inc.                                    878,445
    17,550          Unocal Corp.                                        520,358
                                                                   ------------
                                                                     16,104,278
                                                                   ------------
                    OIL & GAS SERVICES: 0.35%
     9,450          Baker Hughes, Inc.                                  309,393
     9,700     @    BJ Services Co.                                     324,465
    30,300          Halliburton Co.                                     636,300
                                                                   ------------
                                                                      1,270,158
                                                                   ------------
                    PACKAGING & CONTAINERS: 0.12%
     4,300          Ball Corp.                                          212,764
     2,050          Bemis Co.                                           106,026
     5,700     @    Pactiv Corp.                                        117,990
                                                                   ------------
                                                                        436,780
                                                                   ------------
                    PHARMACEUTICALS: 6.93%
    77,000          Abbott Laboratories                               3,371,060
     2,300          Allergan, Inc.                                      135,217
     4,300          AmerisourceBergen Corp.                             249,486
     8,750          Cardinal Health, Inc.                               538,475
     8,300     @    Forest Laboratories, Inc.                           890,839
    13,966     @    King Pharmaceuticals, Inc.                          265,075
    10,100     @    Medimmune, Inc.                                     266,438
   110,950          Merck & Co., Inc.                                 6,591,540
   219,450          Pfizer, Inc.                                      6,921,453
    64,200          Pharmacia Corp.                                   2,715,660
    72,900          Schering-Plough Corp.                             1,651,914
     5,200     @    Watson Pharmaceuticals, Inc.                        155,948
    26,150          Wyeth                                             1,004,945
                                                                   ------------
                                                                     24,758,050
                                                                   ------------
                    PIPELINES: 0.12%
    23,950          EL Paso Corp.                                       204,054
     5,900          Kinder Morgan, Inc.                                 242,195
                                                                   ------------
                                                                        446,249
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    REITS: 0.28%
    17,600          Equity Office Properties Trust                 $    452,496
    12,200          Equity Residential                                  318,664
     7,200          Simon Property Group, Inc.                          242,784
                                                                   ------------
                                                                      1,013,944
                                                                   ------------
                    RETAIL: 6.35%
     4,600     @    Autozone, Inc.                                      375,820
    16,700     @    Bed Bath & Beyond, Inc.                             579,323
    13,400     @    Best Buy Co., Inc.                                  370,912
     7,300     @    Big Lots, Inc.                                       92,710
     8,600     @    Costco Wholesale Corp.                              277,780
    18,200          CVS Corp.                                           489,216
     9,950          Darden Restaurants, Inc.                            215,218
     3,100          Dillard's, Inc.                                      59,892
    15,400          Dollar General Corp.                                203,742
     6,350          Family Dollar Stores                                187,261
    15,000     @    Federated Department Stores                         490,200
    53,900          Gap, Inc.                                           856,471
   185,050          Home Depot, Inc.                                  4,889,021
    16,800          JC Penney Co., Inc.                                 398,664
    15,550     @    Kohl's Corp.                                      1,065,175
    36,400          Lowe's Cos., Inc.                                 1,510,600
    36,300          Ltd. Brands                                         617,463
    12,450          May Department Stores Co.                           304,527
    54,350          McDonald's Corp.                                  1,005,475
     4,800          Nordstrom, Inc.                                      96,000
    24,000     @    Office Depot, Inc.                                  425,040
    12,150          RadioShack Corp.                                    288,563
    31,150     @    Staples, Inc.                                       601,195
    18,000     @    Starbucks Corp.                                     391,320
    40,050          Target Corp.                                      1,392,939
     5,850          Tiffany & Co.                                       166,023
    22,900          TJX Cos., Inc.                                      448,153
    83,290          Wal-Mart Stores, Inc.                             4,510,986
     4,400          Wendy's Intl., Inc.                                 122,892
    12,700     @    Yum! Brands, Inc.                                   303,657
                                                                   ------------
                                                                     22,736,238
                                                                   ------------
                    SAVINGS & LOANS: 0.85%
    12,500          Golden West Financial Corp.                         865,000
    60,100          Washington Mutual, Inc.                           2,162,398
                                                                   ------------
                                                                      3,027,398
                                                                   ------------
                    SEMICONDUCTORS: 3.74%
    20,350     @    Altera Corp.                                        295,685
    17,250     @    Analog Devices, Inc.                                529,402
    76,850     @    Applied Materials, Inc.                           1,310,292
   311,300          Intel Corp.                                       6,499,944
     7,400     @    Kla-Tencor Corp.                                    326,858
    16,550          Linear Technology Corp.                             549,957
     8,400     @    LSI Logic Corp.                                      69,636
    16,350          Maxim Integrated Products                           688,172
    11,750     @    Micron Technology, Inc.                             185,768
     8,250     @    National Semiconductor Corp.                        167,475
     5,650     @    Novellus Systems, Inc.                              205,039
     5,300     @    Nvidia Corp.                                         90,789
     6,050     @    QLogic Corp.                                        262,812
     2,850     @    Teradyne, Inc.                                       46,712
    81,750          Texas Instruments, Inc.                           1,643,993
    20,100     @    Xilinx, Inc.                                        495,264
                                                                   ------------
                                                                     13,367,798
                                                                   ------------
                    SOFTWARE: 6.64%
    16,450          Adobe Systems, Inc.                                 485,768
     3,400          Autodesk, Inc.                                       52,666
    28,100          Automatic Data Processing                         1,221,507
    17,000     @    BMC Software, Inc.                                  304,300
     6,500     @    Citrix Systems, Inc.                                 76,375
    22,350          Computer Associates Intl., Inc.                     337,708
    26,500     @    Compuware Corp.                                     144,690
     8,650     @    Electronic Arts, Inc.                               586,989
    33,400          First Data Corp.                                  1,156,976
     7,300     @    Fiserv, Inc.                                        247,616
     9,800     @    Intuit, Inc.                                        528,612
     3,900     @    Mercury Interactive Corp.                           130,572
   253,750     @    Microsoft Corp.                                  14,671,825
   252,900     @    Oracle Corp.                                      3,072,735
    22,200     @    Peoplesoft, Inc.                                    436,008
     7,050     @    Rational Software Corp.                              65,213
    30,450     @    Siebel Systems, Inc.                                259,130
                                                                   ------------
                                                                     23,778,690
                                                                   ------------
                    TELECOMMUNICATIONS: 6.51%
    17,300          Alltel Corp.                                        952,884
     2,600     @    Andrew Corp.                                         29,250
    33,910          AT&T Corp.                                          950,836
   118,945     @    AT&T Wireless Services, Inc.                        898,035
    82,350          BellSouth Corp.                                   2,289,330
    10,750          CenturyTel, Inc.                                    331,960
    28,300     @    CIENA Corp.                                         188,195
   343,350     @    Cisco Systems, Inc.                               5,122,782
    11,800     @    Citizens Communications Co.                         116,348
    11,900     @    Comverse Technology, Inc.                           144,228
   107,800          Motorola, Inc.                                    1,226,764
    40,100     @    Nextel Communications, Inc.                         551,375
   152,100          SBC Communications, Inc.                          4,334,850
     6,600          Scientific-Atlanta, Inc.                             89,760
    51,850          Sprint Corp.-FON Group                              755,973
    15,900     @    Tellabs, Inc.                                       141,033
   123,450          Verizon Communications, Inc.                      5,170,086
                                                                   ------------
                                                                     23,293,689
                                                                   ------------
                    TEXTILES: 0.11%
     7,950          Cintas Corp.                                        401,236
                                                                   ------------
                                                                        401,236
                                                                   ------------
                    TOBACCO: 0.41%
    38,600          Philip Morris Cos., Inc.                          1,455,992
                                                                   ------------
                                                                      1,455,992
                                                                   ------------
                    TOYS/GAMES/HOBBIES: 0.17%
    10,200          Hasbro, Inc.                                        130,764
    23,950          Mattel, Inc.                                        493,849
                                                                   ------------
                                                                        624,613
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Large Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    TRANSPORTATION: 1.04%
    18,500          Burlington Northern Santa Fe Corp.             $    468,605
     9,550          CSX Corp.                                           264,057
    13,910          FedEx Corp.                                         731,249
    16,200          Norfolk Southern Corp.                              319,626
    11,200          Union Pacific Corp.                                 648,480
    20,450          United Parcel Service, Inc.                       1,295,712
                                                                   ------------
                                                                      3,727,729
                                                                   ------------
                    TRUCKING & LEASING: 0.03%
     4,500          Ryder System, Inc.                                  103,500
                                                                   ------------
                                                                        103,500
                                                                   ------------
                    Total Common Stock (Cost $343,291,087)          348,800,496
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.08%
                    REPURCHASE AGREEMENT: 2.08%
$7,442,000          State Street Repurchase Agreement dated
                      11/29/02, 1.310%, due 12/02/02,
                      $7,442,812 to be received upon repurchase
                      (Collateralized by $7,395,000 FNMA, 5.000%,
                      Market Value $7,592,520, due 02/14/03)       $  7,442,000
                                                                   ------------
                    Total Short-Term Investments
                      (Cost $7,442,000)                               7,442,000
                                                                   ------------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $350,733,087)*                99.54%   $356,242,496
                    OTHER ASSETS AND LIABILITIES-NET       0.46%      1,655,652
                                                         ------    ------------
                    NET ASSETS                           100.00%   $357,898,148
                                                         ======    ============

@   Non-income producing security
@@  Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                  $ 29,464,516
                    Gross Unrealized Depreciation                   (23,955,107)
                                                                   ------------
                    Net Unrealized Appreciation                    $  5,509,409
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.52%
                    ADVERTISING: 0.39%
     4,300     @    Catalina Marketing Corp.                       $     88,365
     7,800          Harte-Hanks, Inc.                                   149,370
                                                                   ------------
                                                                        237,735
                                                                   ------------
                    AEROSPACE/DEFENSE: 0.70%
     8,200     @    L-3 Communications Holdings, Inc.                   368,508
       700     @    Sequa Corp.                                          31,780
     2,800     @    Titan Corp.                                          33,152
                                                                   ------------
                                                                        433,440
                                                                   ------------
                    AGRICULTURE: 0.13%
     2,200     @    Universal Corp.                                      77,880
                                                                   ------------
                                                                         77,880
                                                                   ------------
                    AIRLINES: 0.08%
     2,400     @    Alaska Air Group, Inc.                               50,808
                                                                   ------------
                                                                         50,808
                                                                   ------------
                    APPAREL: 0.64%
     7,600     @    Coach, Inc.                                         258,552
     3,250     @    Timberland Co.                                      118,690
     3,600     @    Unifi, Inc.                                          20,520
                                                                   ------------
                                                                        397,762
                                                                   ------------
                    AUTO PARTS & EQUIPMENT: 1.49%
    10,000          ArvinMeritor, Inc.                                  164,700
     2,700          Bandag, Inc.                                        109,998
     2,350          BorgWarner, Inc.                                    121,072
     7,350     @    Lear Corp.                                          269,672
     4,800          Modine Manufacturing Co.                             91,392
     3,900          Superior Industries Intl.                           164,307
                                                                   ------------
                                                                        921,141
                                                                   ------------
                    BANKS: 6.50%
     6,546          Associated Banc-Corp.                               219,487
     5,850          Bank of Hawaii Corp.                                178,308
    12,600          Banknorth Group, Inc.                               277,578
     4,000          City National Corp.                                 181,480
     9,750          Colonial BancGroup, Inc.                            118,560
     5,900          Commerce BanCorp., Inc.                             269,925
    11,100          Compass Bancshares, Inc.                            358,530
     6,300          First Virginia Banks, Inc.                          237,510
     6,950          FirstMerit Corp.                                    157,695
     4,450          Greater Bay BanCorp.                                 79,922
    13,600          Hibernia Corp.                                      265,608
     2,300          Investors Financial Services Corp.                   80,454
     8,100          M&T Bank Corp.                                      653,508
     2,350          Mercantile Bankshares Corp.                          92,073
    18,200          National Commerce Financial Corp.                   453,726
     3,800          Provident Financial Group, Inc.                     106,438
     3,200     @    Silicon Valley Bancshares                            62,080
     2,450          TCF Financial Corp.                                 104,493
     1,100          Westamerica BanCorporation                           45,199
     2,300          Wilmington Trust Corp.                               72,680
                                                                   ------------
                                                                      4,015,254
                                                                   ------------
                    BEVERAGES: 0.59%
     7,400     @    Constellation Brands, Inc.                          174,048
    12,450          PepsiAmericas, Inc.                                 189,614
                                                                   ------------
                                                                        363,662
                                                                   ------------
                    BIOTECHNOLOGY: 1.02%
     3,500     @    Charles River Laboratories Intl., Inc.              127,925
    13,350     @    Idec Pharmaceuticals Corp.                          438,013
     7,000     @    Protein Design Labs, Inc.                            63,910
                                                                   ------------
                                                                        629,848
                                                                   ------------
                    BUILDING MATERIALS: 0.32%
     4,000          Martin Marietta Materials, Inc.                     126,080
     2,800          York Intl. Corp.                                     70,224
                                                                   ------------
                                                                        196,304
                                                                   ------------
                    CHEMICALS: 3.02%
     5,500     @    Airgas, Inc.                                         92,455
     4,750          Albemarle Corp.                                     147,962
     2,150     @    Cabot Microelectronics Corp.                        129,752
    12,500          Crompton Corp.                                       88,250
     6,000     @    Cytec Industries, Inc.                              160,380
     2,800          Ferro Corp.                                          66,668
     1,100     @    FMC Corp.                                            31,174
     2,500          HB Fuller Co.                                        72,425
    10,200          IMC Global, Inc.                                    133,110
     6,000          Lubrizol Corp.                                      186,960
    12,750          Lyondell Chemical Co.                               182,453
     1,550          Minerals Technologies, Inc.                          66,883
     4,600          Olin Corp.                                           69,414
     9,700          RPM Intl., Inc.                                     149,089
     4,650          Schulman (A.), Inc.                                  86,351
     4,400          Valspar Corp.                                       205,568
                                                                   ------------
                                                                      1,868,894
                                                                   ------------
                    COAL: 0.18%
     4,000          Peabody Energy Corp.                                109,000
                                                                   ------------
                                                                        109,000
                                                                   ------------
                    COMMERCIAL SERVICES: 3.50%
     3,400          Banta Corp.                                         104,210
     3,500     @    Career Education Corp.                              136,185
     6,983     @    ChoicePoint, Inc.                                   262,421
     6,050     @    DeVry, Inc.                                         100,793
     3,000     @    Education Management Corp.                          115,920
     8,500     @    First Health Group Corp.                            202,810
     9,900     @    Gartner, Inc.                                        95,931
     3,950          Kelly Services, Inc.                                 97,881
     2,900     @    Korn/Ferry Intl.                                     28,043
     6,600          Manpower, Inc.                                      245,982
    15,000     @    MPS Group, Inc.                                      90,000
     5,800     @    Plexus Corp.                                         88,276
     2,200          Rollins, Inc.                                        51,326
     2,700     @    Sylvan Learning Systems, Inc.                        49,113
     8,000     @    United Rentals, Inc.                                 77,520
     4,200     @    Valassis Communications, Inc.                       119,364
    13,050          Viad Corp.                                          297,932
                                                                   ------------
                                                                      2,163,707
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    COMPUTERS: 4.69%
    11,450     @    Affiliated Computer Services, Inc.             $    572,500
    10,550     @    BISYS Group, Inc.                                   213,954
    17,600     @    Ceridian Corp.                                      253,440
    10,450     @    DST Systems, Inc.                                   396,577
     7,700          Henry (Jack) & Associates                            99,946
     5,200     @    Imation Corp.                                       214,032
     2,200     @    InFocus Corp.                                        16,610
     9,700     @    McData Corp.                                         84,584
     5,400          Reynolds & Reynolds Co.                             144,018
     8,000     @    Sandisk Corp.                                       222,000
    15,500     @    Storage Technology Corp.                            342,395
     6,450     @    Synopsys, Inc.                                      335,271
                                                                   ------------
                                                                      2,895,327
                                                                   ------------
                    DISTRIBUTION/WHOLESALE: 0.40%
     8,100     @    Tech Data Corp.                                     248,508
                                                                   ------------
                                                                        248,508
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.79%
     2,750          AG Edwards, Inc.                                     99,330
    21,850     @    AmeriCredit Corp.                                   181,792
    32,500     @    E*TRADE Group, Inc.                                 184,600
     2,450          Eaton Vance Corp.                                    76,440
     3,700     @    Investment Technology Group, Inc.                   109,039
     5,500          Legg Mason, Inc.                                    284,240
     7,400          Metris Cos., Inc.                                    32,042
     2,450          Neuberger Berman, Inc.                               82,835
     2,700          Waddell & Reed Financial, Inc.                       55,539
                                                                   ------------
                                                                      1,105,857
                                                                   ------------
                    ELECTRIC: 5.49%
     6,700          Allete, Inc.                                        156,713
     8,150          Alliant Energy Corp.                                132,682
     3,300          Black Hills Corp.                                    85,239
     7,100          Cleco Corp.                                          96,418
     9,950          DPL, Inc.                                           150,344
     6,200          DQE, Inc.                                            91,140
    17,000          Energy East Corp.                                   368,730
     5,950          Great Plains Energy, Inc.                           133,815
     2,900          Hawaiian Electric Industries                        124,729
     3,200          IdaCorp., Inc.                                       78,464
    10,000          MDU Resources Group, Inc.                           245,400
    12,100          Northeast Utilities                                 173,877
     4,700          NSTAR                                               192,230
     6,650          OGE Energy Corp.                                    109,459
    14,350          Pepco Holdings, Inc.                                287,431
     3,200          PNM Resources, Inc.                                  75,520
     8,050          Puget Energy, Inc.                                  173,558
     9,400          SCANA Corp.                                         282,846
     3,500          Sierra Pacific Resources                             24,290
     7,700          Westar Energy, Inc.                                  88,781
     9,750          Wisconsin Energy Corp.                              224,348
     2,600          WPS Resources Corp.                                  95,888
                                                                   ------------
                                                                      3,391,902
                                                                   ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 1.03%
     2,750          Ametek, Inc.                                        102,217
     9,950     @    Energizer Holdings, Inc.                            294,619
     6,700          Hubbell, Inc.                                       240,798
                                                                     ----------
                                                                        637,634
                                                                     ----------
                    ELECTRONICS: 1.77%
    13,600     @    Arrow Electronics, Inc.                             219,368
    17,450          Avnet, Inc.                                         246,917
     1,050     @    FEI Co.                                              19,582
     8,900     @    Gentex Corp.                                        267,089
     7,300     @    Kemet Corp.                                          79,351
     2,600     @    Varian, Inc.                                         81,692
    12,900     @    Vishay Intertechnology, Inc.                        182,277
                                                                   ------------
                                                                      1,096,276
                                                                   ------------
                    ENGINEERING & CONSTRUCTION: 0.26%
     3,200     @    Dycom Industries, Inc.                               48,352
     2,900          Granite Construction, Inc.                           49,300
     1,800     @    Jacobs Engineering Group, Inc.                       65,358
                                                                   ------------
                                                                        163,010
                                                                   ------------
                    ENTERTAINMENT: 0.65%
     7,900     @    GTECH Holdings Corp.                                181,621
     4,200          International Speedway Corp.                        160,692
     8,100     @    Six Flags, Inc.                                      58,563
                                                                   ------------
                                                                        400,876
                                                                   ------------
                    ENVIRONMENTAL CONTROL: 0.47%
    13,550     @    Republic Services, Inc.                             291,325
                                                                   ------------
                                                                        291,325
                                                                   ------------
                    FOOD: 3.41%
     7,892     @    Dean Foods Co.                                      293,188
     6,550          Dole Food Co.                                       193,290
    11,400          Hormel Foods Corp.                                  254,790
     3,850          Interstate Bakeries                                  88,742
     4,378          JM Smucker Co.                                      171,311
     4,700          McCormick & Co., Inc.                               111,813
     3,200          Ruddick Corp.                                        46,208
     3,500          Sensient Technologies Corp.                          85,995
     4,054          Tootsie Roll Industries, Inc.                       123,606
    40,523          Tyson Foods, Inc.                                   478,171
     4,850     @    Whole Foods Market, Inc.                            257,778
                                                                   ------------
                                                                      2,104,892
                                                                   ------------
                    FOREST PRODUCTS & PAPER: 0.60%
     1,950          Bowater, Inc.                                        84,593
     2,600          Glatfelter                                           33,854
     2,400          Longview Fibre Co.                                   18,626
     2,900          Potlatch Corp.                                       78,157
     2,400          Rayonier, Inc.                                      111,026
     3,700          Wausau-Mosinee Paper Corp.                           42,774
                                                                   ------------
                                                                        369,030
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    GAS: 0.79%
     6,750          AGL Resources, Inc.                            $    162,742
     8,100          Oneok, Inc.                                         153,414
     5,850          Vectren Corp.                                       133,205
     1,750          WGL Holdings, Inc.                                   40,443
                                                                   ------------
                                                                        489,804
                                                                   ------------
                    HEALTHCARE-PRODUCTS: 2.86%
     5,350          Beckman Coulter, Inc.                               158,146
    13,850     @    Cytyc Corp.                                         138,500
     6,600          Dentsply Intl., Inc.                                221,430
     4,600     @    Edwards Lifesciences Corp.                          121,072
     5,000     @    Henry Schein, Inc.                                  212,800
     5,250          Hillenbrand Industries, Inc.                        253,102
     2,350     @    Patterson Dental Co.                                 98,700
     8,000     @    Steris Corp.                                        181,840
     7,750          Varian Medical Systems, Inc.                        361,848
     1,950     @    Visx, Inc.                                           17,843
                                                                   ------------
                                                                      1,765,281
                                                                   ------------
                    HEALTHCARE-SERVICES: 3.88%
     4,200     @    Apria Healthcare Group, Inc.                         98,490
     4,600     @    Covance, Inc.                                       103,132
    14,650     @    Health Net, Inc.                                    378,116
     4,550     @    LifePoint Hospitals, Inc.                           143,689
     8,900     @    Lincare Holdings, Inc.                              291,208
    12,800     @    Oxford Health Plans                                 467,456
     1,250     @    Pacificare Health Systems                            33,435
     8,300     @    Quest Diagnostics                                   463,057
     6,500     @    Triad Hospitals, Inc.                               195,975
     5,000     @    Universal Health Services, Inc.                     223,750
                                                                   ------------
                                                                      2,398,308
                                                                   ------------
                    HOME BUILDERS: 0.71%
    11,050          Clayton Homes, Inc.                                 148,954
     5,500          Lennar Corp.                                        291,610
                                                                   ------------
                                                                        440,564
                                                                   ------------
                    HOME FURNISHINGS: 0.21%
     4,550     @    Furniture Brands Intl., Inc.                        127,400
                                                                   ------------
                                                                        127,400
                                                                   ------------
                    HOUSEHOLD PRODUCTS/WARES: 1.11%
     7,050          Blyth, Inc.                                         195,285
     3,450          Church & Dwight, Inc.                               103,914
    13,950          Dial Corp.                                          290,439
     5,000          Wallace Computer Services, Inc.                      93,750
                                                                   ------------
                                                                        683,388
                                                                   ------------
                    INSURANCE: 5.11%
     1,850          Allmerica Financial Corp.                            20,331
    10,300          American Financial Group, Inc.                      244,625
     4,400          AmerUs Group Co.                                    141,020
     3,000          Arthur J Gallagher & Co.                             84,510
     2,350          Brown & Brown, Inc.                                  80,887
     4,150    @@    Everest Re Group Ltd.                               240,285
    14,120          Fidelity National Financial, Inc.                   456,782
     5,200          HCC Insurance Holdings, Inc.                        121,264
     3,550          Horace Mann Educators Corp.                          56,693
     4,700          Leucadia National Corp.                             185,885
     1,300          Mony Group, Inc.                                     30,693
     2,150          Ohio Casualty Corp.                                  27,714
    17,950          Old Republic Intl. Corp.                            537,064
     7,400          PMI Group, Inc.                                     241,166
     5,850          Protective Life Corp.                               172,751
     7,900          Radian Group, Inc.                                  323,110
     2,300          StanCorp. Financial Group, Inc.                     121,831
     2,200          Unitrin, Inc.                                        67,870
                                                                   ------------
                                                                      3,154,481
                                                                   ------------
                    INTERNET: 2.84%
     3,850     @    Avocent Corp.                                        90,667
     6,550     @    Checkfree Corp.                                     128,314
     8,450     @    IndyMac BanCorp., Inc.                              153,367
     3,800     @    Internet Security Systems                            95,118
     7,350     @    Macromedia, Inc.                                     90,038
    13,450     @    Network Associates, Inc.                            245,463
    21,750     @    Symantec Corp.                                      951,128
                                                                   ------------
                                                                      1,754,095
                                                                   ------------
                    IRON/STEEL: 0.22%
    14,450     @    AK Steel Holding Corp.                              117,045
     1,500          Carpenter Technology                                 20,595
                                                                   ------------
                                                                        137,640
                                                                   ------------
                    LEISURE TIME: 0.14%
     6,300          Callaway Golf Co.                                    84,672
                                                                   ------------
                                                                         84,672
                                                                   ------------
                    LODGING: 0.70%
     5,450     @    Mandalay Resort Group                               150,802
    33,900     @    Park Place Entertainment Corp.                      280,692
                                                                   ------------
                                                                        431,494
                                                                   ------------
                    MACHINERY-DIVERSIFIED: 0.81%
     6,500          AGCO Corp.                                          156,910
     4,764          Albany Intl. Corp.                                   99,091
     4,250     @    Flowserve Corp.                                      64,685
     3,850          Nordson Corp.                                       105,336
     1,600          Tecumseh Products Co.                                76,176
                                                                   ------------
                                                                        502,198
                                                                   ------------
                    MEDIA: 3.56%
     9,550          Belo Corp.                                          221,464
     4,650     @    Emmis Communications Corp.                          106,578
     4,400     @    Entercom Communications Corp.                       238,304
     9,250     @    Hispanic Broadcasting Corp.                         247,067
     3,500          Lee Enterprises, Inc.                               119,980
     2,050          Media General, Inc.                                 120,192
     7,500          Reader's Digest Association, Inc.                   127,875
     1,250     @    Scholastic Corp.                                     55,613
       850          Washington Post                                     615,400
     8,850     @    Westwood One, Inc.                                  344,000
                                                                   ------------
                                                                      2,196,473
                                                                   ------------
                    METAL FABRICATE/HARDWARE: 0.32%
     4,500          Kaydon Corp.                                         94,815
     4,300          Precision Castparts Corp.                           105,694
                                                                   ------------
                                                                        200,509
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING: 2.18%
     4,400          Carlisle Cos., Inc.                            $    182,732
     3,650          Donaldson Co., Inc.                                 136,583
     3,300          Federal Signal Corp.                                 62,568
     3,350          Harsco Corp.                                        103,548
     3,250          Lancaster Colony Corp.                              117,618
     4,200          Pentair, Inc.                                       150,192
     6,100          Pittston Brink's Group                              115,046
     6,950          SPX Corp.                                           328,040
     3,400          Teleflex, Inc.                                      149,192
                                                                   ------------
                                                                      1,345,519
                                                                   ------------
                    OFFICE FURNISHINGS: 0.43%
     6,050          Herman Miller, Inc.                                 120,631
     5,200          HON Industries, Inc.                                145,496
                                                                   ------------
                                                                        266,127
                                                                   ------------
                    OIL & GAS: 3.16%
    13,850          ENSCO Intl., Inc.                                   387,523
     3,700     @    Forest Oil Corp.                                     98,420
     4,750          Helmerich & Payne, Inc.                             129,770
     2,000          Noble Energy, Inc.                                   74,020
    16,200          Ocean Energy, Inc.                                  305,208
     7,400     @    Patterson-UTI Energy, Inc.                          214,674
    11,050     @    Pride Intl., Inc.                                   154,479
     9,750          Valero Energy Corp.                                 311,708
    11,550          XTO Energy, Inc.                                    276,623
                                                                   ------------
                                                                      1,952,425
                                                                   ------------
                    OIL & GAS SERVICES: 2.04%
     4,700     @    Cooper Cameron Corp.                                240,922
     6,100     @    FMC Technologies, Inc.                              117,547
     8,400     @    Grant Prideco, Inc.                                  85,932
     7,650     @    National-Oilwell, Inc.                              166,388
     3,450     @    Smith Intl., Inc.                                   117,300
     7,200          Tidewater, Inc.                                     222,696
     7,750     @    Varco Intl., Inc.                                   126,790
     4,600   @,@@   Weatherford Intl. Ltd.                              185,564
                                                                   ------------
                                                                      1,263,139
                                                                   ------------
                    PACKAGING & CONTAINERS: 0.46%
     3,700     @    Packaging Corp. of America                           66,230
     8,520          Sonoco Products Co.                                 217,004
                                                                   ------------
                                                                        283,234
                                                                   ------------
                    PHARMACEUTICALS: 3.51%
     8,250     @    AdvancePCS                                          203,692
     3,700     @    Barr Laboratories, Inc.                             244,311
    11,750     @    Express Scripts, Inc.                               594,550
     6,650     @    Gilead Sciences, Inc.                               262,542
     7,900          ICN Pharmaceuticals, Inc.                            92,825
    11,100          Mylan Laboratories                                  374,403
     8,350          Omnicare, Inc.                                      180,277
     5,900     @    Perrigo Co.                                          74,399
     9,000     @    SICOR, Inc.                                         141,930
                                                                   ------------
                                                                      2,168,929
                                                                   ------------
                    PIPELINES: 0.82%
     5,250          Equitable Resources, Inc.                           185,167
     6,650          National Fuel Gas Co.                               137,921
     6,950          Questar Corp.                                       181,187
                                                                   ------------
                                                                        504,275
                                                                   ------------
                    REITS: 0.41%
     5,500          Hospitality Properties Trust                        187,550
     3,450          New Plan Excel Realty Trust                          65,274
                                                                   ------------
                                                                        252,824
                                                                   ------------
                    RETAIL: 7.81%
     2,100     @    99 Cents Only Stores                                 58,737
    14,950     @    Abercrombie & Fitch Co.                             371,806
     6,100     @    American Eagle Outfitters                           116,632
     5,650     @    Barnes & Noble, Inc.                                133,735
     3,150          BOB Evans Farms                                      76,828
     7,350     @    Borders Group, Inc.                                 134,505
     8,050     @    Brinker Intl., Inc.                                 239,890
     8,150     @    Carmax, Inc.                                        160,555
     4,550          CBRL Group, Inc.                                    124,033
     7,200     @    CDW Computer Centers, Inc.                          366,984
     4,400     @    Cheesecake Factory                                  156,904
     7,150          Claire's Stores, Inc.                               185,614
     9,950     @    Dollar Tree Stores, Inc.                            292,032
     3,350          Longs Drug Stores Corp.                              67,838
     2,350     @    Michaels Stores, Inc.                                88,478
     3,800     @    Neiman-Marcus Group, Inc.                           118,674
     6,800          Outback Steakhouse, Inc.                            241,400
     1,300     @    Papa John's Intl., Inc.                              35,282
     3,350     @    Payless Shoesource, Inc.                            189,912
    16,100     @    Petsmart, Inc.                                      297,045
    11,050          Pier 1 Imports, Inc.                                215,586
     9,350          Ross Stores, Inc.                                   432,438
    20,900     @    Saks, Inc.                                          271,700
    17,050     @    Williams-Sonoma, Inc.                               449,097
                                                                   ------------
                                                                      4,825,705
                                                                   ------------
                    SAVINGS & LOANS: 3.09%
     7,800          Astoria Financial Corp.                             204,984
    14,500          Greenpoint Financial Corp.                          619,150
     6,500          Independence Community Bank                         165,555
     9,250          New York Community BanCorp., Inc.                   257,890
     7,200          Roslyn BanCorp., Inc.                               133,200
    22,750          Sovereign BanCorp., Inc.                            314,405
     6,650          Webster Financial Corp.                             216,790
                                                                   ------------
                                                                      1,911,974
                                                                   ------------
                    SEMICONDUCTORS: 2.55%
    40,850     @    Atmel Corp.                                         143,383
     7,450     @    Cirrus Logic, Inc.                                   44,849
     6,150     @    Cree, Inc.                                          145,509
    10,000     @    Fairchild Semiconductor Intl., Inc.                 153,100
     3,500     @    Integrated Device Technology, Inc.                   37,625
     5,300     @    International Rectifier Corp.                       132,288
    10,550     @    Lam Research Corp.                                  171,332
     6,700     @    Micrel, Inc.                                         76,186
    17,750          Microchip Technology, Inc.                          510,490
     6,350     @    Semtech Corp.                                        95,758
    10,650     @    Triquint Semiconductor, Inc.                         65,391
                                                                   ------------
                                                                      1,575,911
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Midcap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    SOFTWARE: 2.18%
     5,250     @    Activision, Inc.                               $    113,400
    10,150     @    Acxiom Corp.                                        155,802
     1,200     @    Advent Software, Inc.                                20,016
     5,600     @    Certegy, Inc.                                       135,240
     3,700     @    CSG Systems Intl.                                    52,170
     6,350     @    Dun & Bradstreet Corp.                              223,964
     6,750     @    Keane, Inc.                                          62,100
     4,400     @    National Instruments Corp.                          152,240
     9,400          SEI Investments Co.                                 299,484
     8,000     @    Sybase, Inc.                                        106,560
     3,200     @    Transaction Systems Architects, Inc.                 23,040
                                                                   ------------
                                                                      1,344,016
                                                                   ------------
                    TELECOMMUNICATIONS: 2.36%
    31,000     @    3Com Corp.                                          159,650
     4,450     @    Adtran, Inc.                                        147,740
     9,800     @    Advanced Fibre Communication                        178,164
     4,750     @    CommScope, Inc.                                      42,750
     5,300          Harris Corp.                                        142,676
     3,250     @    Newport Corp.                                        46,797
     3,900     @    Plantronics, Inc.                                    70,044
     8,800     @    Polycom, Inc.                                       100,408
     7,100     @    Powerwave Technologies, Inc.                         46,718
     4,600     @    Price Communications Corp.                           65,780
    14,600     @    RF Micro Devices, Inc.                              177,974
     5,100          Telephone & Data Systems, Inc.                      279,480
                                                                   ------------
                                                                      1,458,181
                                                                   ------------
                    TEXTILES: 0.58%
     5,850     @    Mohawk Industries, Inc.                             360,419
                                                                   ------------
                                                                        360,419
                                                                   ------------
                    TRANSPORTATION: 1.40%
     3,900          Airborne, Inc.                                       55,887
     1,100          Alexander & Baldwin, Inc.                            27,093
     7,000          CH Robinson Worldwide, Inc.                         213,920
     4,250          CNF, Inc.                                           133,365
     3,850     @    EGL, Inc.                                            59,983
     8,550          Expeditors Intl. Washington, Inc.                   285,997
     1,300          JB Hunt Transport Services, Inc.                     35,763
     3,100          Overseas Shipholding Group                           53,599
                                                                   ------------
                                                                        865,607
                                                                   ------------
                    TRUCKING & LEASING: 0.16%
     4,200          GATX Corp.                                          101,346
                                                                   ------------
                                                                        101,346
                                                                   ------------
                    Total Common Stock
                      (Cost $58,136,611)                             59,016,010
                                                                   ------------
WARRANTS: 0.00%
                    SAVINGS & LOANS: 0.00%
     2,600     @    Dime BanCorp., Inc.                                     312
                                                                   ------------
                    Total Warrants (Cost $801)                              312
                                                                   ------------
                    Total Long-Term Investments
                      (Cost $58,137,412)                             59,016,322
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 4.59%
                    REPURCHASE AGREEMENT: 4.59%
$2,835,000          State Street Repurchase
                      Agreement dated 11/29/02, 1.310%, due
                      12/02/02, $2,835,309 to be received
                      upon repurchase
                      (Collateralized by $2,725,000 FNMA,
                      4.750%, Market Value $2,892,756,
                      due 06/28/04)                                $  2,835,000
                                                                   ------------
                    Total Short-Term Investments
                      (Cost $2,835,000)                               2,835,000
                                                                   ------------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $60,972,412)*                100.11%   $ 61,851,322
                    OTHER ASSETS AND LIABILITIES-NET      -0.11%        (68,672)
                                                         ------    ------------
                    NET ASSETS                           100.00%   $ 61,782,650
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                  $  4,076,054
                    Gross Unrealized Depreciation                    (3,197,144)
                                                                   ------------
                    Net Unrealized Appreciation                    $    878,910
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 96.80%
                    ADVERTISING: 0.18%
     1,010     @    Advo, Inc.                                     $     33,007
                                                                   ------------
                                                                         33,007
                                                                   ------------
                    AEROSPACE/DEFENSE: 2.07%
     1,360          AAR Corp.                                             7,480
     1,972     @    Alliant Techsystems, Inc.                           116,348
     1,520     @    Armor Holdings, Inc.                                 21,766
     2,100     @    BE Aerospace, Inc.                                    7,959
       690          Curtiss-Wright Corp.                                 42,435
       870     @    DRS Technologies, Inc.                               29,023
     1,040          EDO Corp.                                            21,081
       810          Engineered Support Systems, Inc.                     30,002
     1,090     @    Esterline Technologies Corp.                         21,418
     1,700          GenCorp., Inc.                                       13,770
       900          Kaman Corp.                                           9,549
     2,140     @    Teledyne Technologies, Inc.                          31,800
       880     @    Triumph Group, Inc.                                  24,596
                                                                   ------------
                                                                        377,227
                                                                   ------------
                    AGRICULTURE: 0.33%
     2,140          Delta & Pine Land Co.                                43,142
     2,900          DIMON, Inc.                                          17,690
                                                                   ------------
                                                                         60,832
                                                                   ------------
                    AIRLINES: 0.48%
     2,440     @    Atlantic Coast Airlines Holdings, Inc.               26,157
     1,260     @    Frontier Airlines, Inc.                               7,144
     1,580     @    Mesa Air Group, Inc.                                  9,417
       640     @    Midwest Express Holdings, Inc.                        4,320
     2,950          Skywest, Inc.                                        40,150
                                                                   ------------
                                                                         87,188
                                                                   ------------
                    APPAREL: 1.76%
       500     @    Ashworth, Inc.                                        2,600
     1,490     @    Gymboree Corp.                                       30,247
       400          Haggar Corp.                                          4,724
     1,740          Kellwood Co.                                         49,538
     1,000          K-Swiss, Inc.                                        25,260
     2,220     @    Nautica Enterprises, Inc.                            24,997
       660          Oshkosh B'Gosh, Inc.                                 18,157
       320          Oxford Industries, Inc.                               8,288
     1,960          Phillips-Van Heusen                                  25,774
     1,350     @    Quiksilver, Inc.                                     36,990
     2,210          Russell Corp.                                        35,227
     2,810          Stride Rite Corp.                                    23,604
     2,050          Wolverine World Wide, Inc.                           34,276
                                                                   ------------
                                                                        319,682
                                                                   ------------
                    AUTO MANUFACTURERS: 0.44%
     1,140          Oshkosh Truck Corp.                                  70,680
     1,180          Wabash National Corp.                                 9,322
                                                                   ------------
                                                                         80,002
                                                                   ------------
                    AUTO PARTS & EQUIPMENT: 0.15%
       790          Standard Motor Products, Inc.                         9,148
     3,320     @    Tower Automotive, Inc.                               18,758
                                                                   ------------
                                                                         27,906
                                                                   ------------
                    BANKS: 5.29%
       900          Boston Private Financial Holdings, Inc.              16,875
     1,695          Chittenden Corp.                                     44,477
     1,620          Community First Bankshares, Inc.                     43,772
     2,620          Cullen/Frost Bankers, Inc.                           86,722
     1,210          East-West BanCorp., Inc.                             41,600
     2,045          First BanCorp. Puerto Rico                           48,262
     2,490          First Midwest BanCorp., Inc.                         69,496
     1,060     @    First Republic Bank                                  22,048
     4,380          Fremont General Corp.                                18,396
       720          GBC BanCorp.                                         14,400
     2,300          Hudson United BanCorp.                               69,023
     1,440          Irwin Financial Corp.                                23,386
     1,278          Provident Bankshares Corp.                           28,461
     1,540          Riggs National Corp.                                 23,778
     2,250          South Financial Group, Inc.                          47,745
     1,760     @    Southwest BanCorp. of Texas, Inc.                    50,160
     2,460          Sterling Bancshares, Inc.                            31,021
     2,030          Susquehanna Bancshares, Inc.                         42,711
     3,666          Trustco Bank Corp. NY                                40,399
     1,060          UCBH Holdings, Inc.                                  43,831
     2,190          United Bankshares, Inc.                              64,036
     2,070          Whitney Holding Corp.                                69,759
       700          Wintrust Financial Corp.                             21,134
                                                                   ------------
                                                                        961,492
                                                                   ------------
                    BEVERAGES: 0.20%
       630          Coca-Cola Bottling Co.
                    Consolidated                                         36,055
                                                                   ------------
                                                                         36,055
                                                                   ------------
                    BIOTECHNOLOGY: 0.68%
     1,200     @    Arqule, Inc.                                          7,080
     3,120     @    Bio-Technology General Corp.                         13,198
     1,320          Cambrex Corp.                                        38,914
     1,380     @    CryoLife, Inc.                                        7,549
     1,180     @    Enzo Biochem, Inc.                                   17,110
     1,820     @    Regeneron Pharmaceuticals, Inc.                      39,403
                                                                   ------------
                                                                        123,254
                                                                   ------------
                    BUILDING MATERIALS: 1.25%
     1,400          Apogee Enterprises, Inc.                             12,950
       360          Butler Manufacturing Co.                              6,858
       760          ElkCorp.                                             13,688
     1,480          Florida Rock Industries, Inc.                        59,215
     3,062          Lennox Intl., Inc.                                   43,480
     1,300     @    Simpson Manufacturing Co., Inc.                      44,005
     1,040          Texas Industries, Inc.                               25,688
       960          Universal Forest Products, Inc.                      20,659
                                                                   ------------
                                                                        226,543
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    CHEMICALS: 1.02%
     1,140          Arch Chemicals, Inc.                           $     23,233
     1,670          Georgia Gulf Corp.                                   35,003
     1,810          MacDermid, Inc.                                      40,562
     1,560          OM Group, Inc.                                       11,060
     2,800     @    Omnova Solutions, Inc.                               11,480
       320          Penford Corp.                                         4,483
     3,720          PolyOne Corp.                                        29,016
       400          Quaker Chemical Corp.                                 9,232
     1,740          Wellman, Inc.                                        20,880
                                                                   ------------
                                                                        184,949
                                                                   ------------
                    COAL: 0.15%
     3,040          Massey Energy Co.                                    26,904
                                                                   ------------
                                                                         26,904
                                                                   ------------
                    COMMERCIAL SERVICES: 4.80%
     1,140          Aaron Rents, Inc.                                    25,308
     2,610          ABM Industries, Inc.                                 38,732
     1,240     @    Administaff, Inc.                                     8,432
     1,490     @    Arbitron, Inc.                                       46,056
     1,780          Bowne & Co., Inc.                                    18,868
     1,330     @    CDI Corp.                                            38,251
     1,880          Central Parking Corp.                                36,453
       540          Chemed Corp.                                         19,872
       740     @    Consolidated Graphics, Inc.                          15,170
     2,220     @    Corinthian Colleges, Inc.                            86,669
       640          CPI Corp.                                             8,192
       790     @    Hall Kinion & Associates, Inc.                        4,392
       760     @    Heidrick & Struggles, Inc.                           12,008
     3,670          Hooper Holmes, Inc.                                  20,919
       640     @    Insurance Auto Auctions, Inc.                        10,125
     2,620     @    ITT Educational Services, Inc.                       60,784
     2,110     @    Kroll, Inc.                                          39,562
     2,680     @    Labor Ready, Inc.                                    19,108
     1,180     @    MAXIMUS, Inc.                                        32,981
       720     @    Memberworks, Inc.                                    13,716
       660     @    Midas, Inc.                                           5,280
     1,080     @    NCO Group, Inc.                                      17,636
     1,400     @    On Assignment, Inc.                                  11,634
     1,360     @    Parexel Intl. Corp.                                  16,946
     3,200     @    Pharmaceutical Product Development, Inc.             95,840
     1,020     @    Pre-Paid Legal Services, Inc.                        29,223
     3,340     @    PRG-Schultz Intl., Inc.                              32,031
       940     @    SourceCorp.                                          18,189
     2,360     @    Spherion Corp.                                       16,308
       780     @    Startek, Inc.                                        20,670
       980     @    Volt Information Sciences, Inc.                      17,052
     1,700     @    Watson Wyatt & Co. Holdings                          36,040
                                                                   ------------
                                                                        872,447
                                                                   ------------
                    COMPUTERS: 2.29%
     1,000     @    Brooktrout, Inc.                                      5,000
     1,500     @    CACI Intl., Inc.                                     57,150
     1,380     @    Carreker Corp.                                        8,639
       900     @    Catapult Communications Corp.                        10,233
     3,490     @    Ciber, Inc.                                          20,940
     1,770          Factset Research Systems, Inc.                       54,693
     1,340     @    Hutchinson Technology, Inc.                          36,381
       835     @    Kronos, Inc.                                         37,935
     1,570     @    Manhattan Associates, Inc.                           47,131
     1,170     @    Mercury Computer Systems, Inc.                       36,539
       960     @    Micros Systems, Inc.                                 23,616
     1,420     @    NYFIX, Inc.                                           7,483
     1,540     @    Radiant Systems, Inc.                                18,218
       860     @    Radisys Corp.                                         8,170
     1,800     @    Rainbow Technologies, Inc.                           15,264
       840     @    SCM Microsystems, Inc.                                5,065
     1,800     @    Systems & Computer Technology Corp.                  18,108
       610          Talx Corp.                                            5,966
                                                                   ------------
                                                                        416,531
                                                                   ------------
                    DISTRIBUTION/WHOLESALE: 1.13%
       840          Advanced Marketing Services                          13,104
     1,180     @    Bell Microproducts, Inc.                              8,757
       920     @    Building Material Holding Corp.                      12,337
     1,200          Hughes Supply, Inc.                                  37,800
     1,400          Owens & Minor, Inc.                                  23,100
       965     @    SCP Pool Corp.                                       30,407
     1,740     @    United Stationers, Inc.                              56,620
     1,450          Watsco, Inc.                                         23,128
                                                                   ------------
                                                                        205,253
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.16%
       960     @    Financial Federal Corp.                              24,768
     1,380          Jefferies Group, Inc.                                61,410
     1,700          New Century Financial Corp.                          31,722
     2,480          Raymond James Financial, Inc.                        79,360
       940          SWS Group, Inc.                                      13,780
                                                                   ------------
                                                                        211,040
                                                                   ------------
                    ELECTRIC: 0.89%
     2,620          Avista Corp.                                         25,597
       460          Central Vermont Public Service Corp.                  8,349
       900          CH Energy Group, Inc.                                43,200
     2,540     @    El Paso Electric Co.                                 26,035
       200          Green Mountain Power Corp.                            3,986
       780          UIL Holdings Corp.                                   26,083
     1,750          Unisource Energy Corp.                               29,138
                                                                   ------------
                                                                        162,388
                                                                   ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.64%
     1,360     @    Advanced Energy Industries, Inc.                     24,290
     1,240          Belden, Inc.                                         20,832
     1,420          C&D Technologies, Inc.                               27,647
       780     @    Intermagnetics General Corp.                         16,934
       960     @    Magnetek, Inc.                                        5,578
     2,430     @    Vicor Corp.                                          20,242
                                                                   ------------
                                                                        115,523
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    ELECTRONICS: 3.85%
       920          Analogic Corp.                                 $     41,363
       600          BEI Technologies, Inc.                                8,580
       500          Bel Fuse, Inc.                                        9,350
     1,670     @    Benchmark Electronics, Inc.                          51,954
     1,220          Brady Corp.                                          41,480
     1,860     @    Checkpoint Systems, Inc.                             20,255
     1,590     @    Coherent, Inc.                                       33,231
     2,020          CTS Corp.                                            16,120
     1,800     @    Cymer, Inc.                                          65,396
     1,100     @    Dionex Corp.                                         33,352
     1,430     @    Electro Scientific Industries, Inc.                  34,849
       880     @    Flir Systems, Inc.                                   38,280
     1,160     @    Itron, Inc.                                          29,348
       820          Keithley Instruments, Inc.                           10,439
       960     @    Meade Instruments Corp.                               3,235
     1,840          Methode Electronics                                  18,308
     1,000          Park Electrochemical Corp.                           21,560
     2,120     @    Paxar Corp.                                          29,956
       720     @    Photon Dynamics, Inc.                                25,380
     2,240          Pioneer Standard Electronics                         21,526
       790     @    Planar Systems, Inc.                                 16,448
       800     @    Rogers Corp.                                         19,480
       680     @    SBS Technologies, Inc.                                7,555
     1,710          Technitrol, Inc.                                     29,532
     1,480     @    Trimble Navigation Ltd.                              20,720
     1,340          Watts Industries, Inc.                               21,145
       600          Woodward Governor Co.                                25,608
       800          X-Rite, Inc.                                          6,032
                                                                   ------------
                                                                        700,482
                                                                   ------------
                    ENGINEERING & CONSTRUCTION: 0.56%
       780     @    EMCOR Group, Inc.                                    41,574
     1,420     @    Insituform Technologies, Inc.                        26,937
     1,620     @    URS Corp.                                            33,680
                                                                   ------------
                                                                        102,191
                                                                   ------------
                    ENTERTAINMENT: 0.32%
     1,440     @    Argosy Gaming Co.                                    28,181
     1,900     @    Pinnacle Entertainment, Inc.                         11,381
       930     @    Shuffle Master, Inc.                                 18,043
                                                                   ------------
                                                                         57,605
                                                                   ------------
                    ENVIRONMENTAL CONTROL: 0.61%
       740     @    Imco Recycling, Inc.                                  5,720
       720     @    Ionics, Inc.                                         16,200
     2,697     @    Tetra Tech, Inc.                                     33,443
     1,480     @    Waste Connections, Inc.                              55,219
                                                                   ------------
                                                                        110,582
                                                                   ------------
                    FOOD: 1.86%
       780     @    American Italian Pasta Co.                           28,314
     1,960          Corn Products Intl., Inc.                            58,153
     2,360          Fleming Cos., Inc.                                   17,700
     2,300     @    Great Atlantic & Pacific Tea Co.                     17,526
     1,550     @    Hain Celestial Group, Inc.                           21,142
     1,010     @    International Multifoods Corp.                       20,180
       460     @    J&J Snack Foods Corp.                                15,318
     1,770          Lance, Inc.                                          20,921
       320          Nash Finch Co.                                        2,701
     2,000     @    Performance Food Group Co.                           70,400
     1,850     @    RalCorp. Holdings, Inc.                              43,475
       840     @    United Natural Foods, Inc.                           21,630
                                                                   ------------
                                                                        337,460
                                                                   ------------
                    FOREST PRODUCTS & PAPER: 0.53%
     2,010     @    Buckeye Technologies, Inc.                           13,527
     1,520          Caraustar Industries, Inc.                           14,075
       600          Deltic Timber Corp.                                  15,900
       600          Pope & Talbot, Inc.                                   8,100
     1,840          Rock-Tenn Co.                                        23,368
       840          Schweitzer-Mauduit Intl., Inc.                       21,311
                                                                   ------------
                                                                         96,281
                                                                   ------------
                    GAS: 2.44%
     2,160          Atmos Energy Corp.                                   48,168
       500          Cascade Natural Gas Corp.                             9,825
     1,920          Energen Corp.                                        51,302
     1,000          Laclede Group, Inc.                                  23,900
     1,140          New Jersey Resources Corp.                           35,853
     1,370          Northwest Natural Gas Co.                            35,072
     2,680          Northwestern Corp.                                   21,547
       980          NUI Corp.                                            14,759
     1,800          Piedmont Natural Gas Co.                             61,758
     3,065     @    Southern Union Co.                                   45,883
     1,900          Southwest Gas Corp.                                  42,180
     1,430          UGI Corp.                                            52,624
                                                                   ------------
                                                                        442,871
                                                                   ------------
                    HAND/MACHINE TOOLS: 0.41%
     1,780          Baldor Electric Co.                                  34,621
     1,620          Milacron, Inc.                                       10,822
     1,380          Regal-Beloit Corp.                                   28,580
                                                                   ------------
                                                                         74,023
                                                                   ------------
                    HEALTHCARE-PRODUCTS: 4.07%
     1,620     @    Advanced Medical Optics, Inc.                        18,144
       960     @    Arthrocare Corp.                                     11,405
       820     @    Biosite, Inc.                                        23,386
     1,550     @    Conmed Corp.                                         29,512
     1,620          Cooper Cos., Inc.                                    45,522
       620          Datascope Corp.                                      15,840
     1,480          Diagnostic Products Corp.                            53,694
     1,040     @    Haemonetics Corp.                                    25,116
     1,160     @    Hologic, Inc.                                        15,962
       760     @    ICU Medical, Inc.                                    29,640
     1,740     @    Idexx Laboratories, Inc.                             54,479
     1,180     @    Inamed Corp.                                         34,527
     1,280          Invacare Corp.                                       41,920
     1,230          Mentor Corp.                                         53,198
       720     @    Osteotech, Inc.                                       4,104
       520     @    PolyMedica Corp.                                     14,945
     1,360     @    Resmed, Inc.                                         44,078
     1,710     @    Respironics, Inc.                                    49,693
     1,400     @    Sola Intl., Inc.                                     16,380
       700     @    SurModics, Inc.                                      22,505
     1,940     @    Sybron Dental Specialties, Inc.                      27,451
     2,150     @    Techne Corp.                                         66,521
     1,360     @    Viasys Healthcare, Inc.                              21,760
       700          Vital Signs, Inc.                                    19,502
                                                                   ------------
                                                                        739,284
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    HEALTHCARE-SERVICES: 3.69%
     1,380     @    AMERIGROUP Corp.                               $     36,418
     1,240     @    Ameripath, Inc.                                      20,944
     1,130     @    Amsurg Corp.                                         28,838
     3,470     @    Coventry Health Care, Inc.                           99,762
       700     @    Curative Health Services, Inc.                       10,717
       700     @    Dianon Systems, Inc.                                 32,676
       660     @    Impath, Inc.                                         10,956
     3,190     @    Mid Atlantic Medical Services                        98,890
     2,610     @    Orthodontic Centers of America                       33,695
     1,310     @    Pediatrix Medical Group, Inc.                        53,212
     2,510     @    Province Healthcare Co.                              32,329
       960     @    RehabCare Group, Inc.                                19,651
     2,530     @    Renal Care Group, Inc.                               79,240
     2,040     @    Sierra Health Services                               22,726
     1,310     @    Sunrise Assisted Living, Inc.                        36,719
     6,290     @    US Oncology, Inc.                                    54,283
                                                                   ------------
                                                                        671,056
                                                                   ------------
                    HOME BUILDERS: 2.47%
     2,380     @    Champion Enterprises, Inc.                            8,687
       700          Coachmen Industries, Inc.                            11,165
     1,660     @    Fleetwood Enterprises, Inc.                          13,678
     1,100          MDC Holdings, Inc.                                   39,270
     1,200     @    Monaco Coach Corp.                                   20,232
       390     @    NVR, Inc.                                           129,090
     1,350          Ryland Group, Inc.                                   50,652
       420          Skyline Corp.                                        11,924
     1,630          Standard-Pacific Corp.                               41,565
     3,640     @    Toll Brothers, Inc.                                  76,331
       940          Winnebago Industries                                 46,474
                                                                   ------------
                                                                        449,068
                                                                   ------------
                    HOME FURNISHINGS: 1.58%
     1,500     @    Applica, Inc.                                         7,440
       600          Bassett Furniture Industries, Inc.                    8,106
     2,080          Ethan Allen Interiors, Inc.                          77,688
     1,720          Harman Intl. Industries, Inc.                       107,328
     3,050          La-Z-Boy, Inc.                                       76,708
       720     @    Royal Appliance Manufacturing Co.                     3,384
       540     @    Salton, Inc.                                          7,317
                                                                   ------------
                                                                        287,971
                                                                   ------------
                    HOUSEHOLD PRODUCTS/WARES: 1.54%
     2,340     @    Fossil, Inc.                                         47,502
     1,530          Harland (John H.) Co.                                32,237
       850          New England Business Svc, Inc.                       18,913
     1,100          Russ Berrie & Co., Inc.                              35,827
     1,680     @    Scotts Co.                                           82,370
     1,910          Standard Register Co.                                35,717
       980          Wd-40 Co.                                            28,322
                                                                   ------------
                                                                        280,888
                                                                   ------------
                    HOUSEWARES: 0.42%
       600     @    Enesco Group, Inc.                                    4,242
       780          Libbey, Inc.                                         20,077
       340          National Presto Industries, Inc.                     10,764
       640          Toro Co.                                             40,979
                                                                   ------------
                                                                         76,062
                                                                   ------------
                    INSURANCE: 2.29%
     1,178          Delphi Financial Group                               45,058
     4,060          First American Corp.                                 83,189
     1,520          Hilb Rogal & Hamilton Co.                            57,608
     1,060          Landamerica Financial Group, Inc.                    38,054
       880     @    Philadelphia Consolidated Holding Co.                32,067
     1,780          Presidential Life Corp.                              18,512
     1,140          RLI Corp.                                            27,474
     1,400          Selective Insurance Group                            35,980
       880     @    Stewart Information Services Corp.                   18,216
     2,510     @    UICI                                                 32,103
     1,220          Zenith National Insurance Corp.                      28,731
                                                                   ------------
                                                                        416,992
                                                                   ------------
                    INTERNET: 0.22%
     1,000     @    PC-Tel, Inc.                                          7,650
     1,100     @    QRS Corp.                                             7,425
     1,850     @    Verity, Inc.                                         25,660
                                                                   ------------
                                                                         40,735
                                                                   ------------
                    IRON/STEEL: 0.68%
       630          Cleveland-Cliffs, Inc.                               13,072
       640     @    Material Sciences Corp.                               8,960
     1,660          Reliance Steel & Aluminum Co.                        37,682
     1,240          Ryerson Tull, Inc.                                    8,494
     3,220     @    Steel Dynamics, Inc.                                 45,724
       620          Steel Technologies, Inc.                              9,908
                                                                   ------------
                                                                        123,840
                                                                   ------------
                    LEISURE TIME: 1.33%
     1,260          Arctic Cat, Inc.                                     19,354
     1,440     @    Bally Total Fitness Holding Corp.                    12,888
       790     @    Huffy Corp.                                           5,609
       880     @    K2, Inc.                                              9,275
     1,120     @    Pegasus Solutions, Inc.                              12,757
     1,310          Polaris Industries, Inc.                             84,927
     1,930          Thor Industries, Inc.                                73,726
     1,360     @    WMS Industries, Inc.                                 23,868
                                                                   ------------
                                                                        242,404
                                                                   ------------
                    LODGING: 0.37%
     1,940     @    Aztar Corp.                                          27,490
     1,540          Marcus Corp.                                         21,560
     2,280     @    Prime Hospitality Corp.                              18,947
                                                                   ------------
                                                                         67,997
                                                                   ------------
                    MACHINERY-CONSTRUCTION & MINING: 0.14%
       810     @    Astec Industries, Inc.                                8,311
     1,740          JLG Industries, Inc.                                 16,269
                                                                   ------------
                                                                         24,580
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    MACHINERY-DIVERSIFIED: 2.79%
     1,000          Applied Industrial Technologies, Inc.          $     18,000
     1,140          Briggs & Stratton                                    48,051
     1,440     @    Brooks-PRI Automation, Inc.                          20,794
     2,300     @    Cognex Corp.                                         51,635
       700     @    Gardner Denver, Inc.                                 12,005
     1,460     @    Gerber Scientific, Inc.                               5,913
     2,690          Graco, Inc.                                          79,516
     1,700          IDEX Corp.                                           57,715
       800          Lindsay Manufacturing Co.                            20,168
     1,390          Manitowoc Co.                                        37,252
       760          Robbins & Myers, Inc.                                12,426
     1,120          Stewart & Stevenson Services                         12,533
       910          Thomas Industries, Inc.                              24,898
     1,670     @    Zebra Technologies Corp.                            107,214
                                                                   ------------
                                                                        508,120
                                                                   ------------
                    MEDIA: 0.21%
       500     @    4Kids Entertainment, Inc.                            12,000
     1,200     @    Information Holdings, Inc.                           18,732
     1,000     @    Thomas Nelson, Inc.                                   8,200
                                                                   ------------
                                                                         38,932
                                                                   ------------
                    METAL FABRICATE/HARDWARE: 1.81%
       660          AM Castle & Co.                                       3,465
     1,880          Commercial Metals Co.                                31,584
     1,700          Intermet Corp.                                        7,905
       520          Lawson Products                                      15,886
     2,270     @    Maverick Tube Corp.                                  29,124
     1,780     @    Mueller Industries, Inc.                             51,673
       840          Quanex Corp.                                         25,704
     2,850     @    Shaw Group, Inc.                                     49,305
     4,060          Timken Co.                                           80,591
     1,360          Valmont Industries, Inc.                             30,178
       600     @    Wolverine Tube, Inc.                                  3,450
                                                                   ------------
                                                                        328,865
                                                                   ------------
                    MINING: 0.23%
       750     @    Brush Engineered Materials, Inc.                      4,537
       860          Century Aluminum Co.                                  6,588
       840          Commonwealth Industries, Inc.                         5,502
     1,400     @    RTI Intl. Metals, Inc.                               16,030
     1,760     @    Stillwater Mining Co.                                 9,944
                                                                   ------------
                                                                         42,601
                                                                   ------------
                    MISCELLANEOUS MANUFACTURING: 2.25%
     2,110          Acuity Brands, Inc.                                  28,654
     1,520          AO Smith Corp.                                       40,508
     1,840          Aptargroup, Inc.                                     54,979
       940     @    AT Cross Co.                                          5,640
     1,010          Barnes Group, Inc.                                   21,260
     1,430          Clarcor, Inc.                                        47,047
     1,240     @    Concord Camera Corp.                                  7,477
       840     @    Cuno, Inc.                                           27,838
     1,670     @    Griffon Corp.                                        20,791
       700     @    Lydall, Inc.                                          7,630
     1,100   @@,X   MascoTech, Inc.                                           0
     1,432          Myers Industries, Inc.                               16,038
     1,300          Roper Industries, Inc.                               54,808
       740     @    SPS Technologies, Inc.                               19,166
       660          Standex Intl. Corp.                                  15,279
     1,170          Sturm Ruger & Co., Inc.                              12,461
     2,030          Tredegar Corp.                                       28,928
                                                                   ------------
                                                                        408,504
                                                                   ------------
                    OFFICE FURNISHINGS: 0.06%
     2,580          Interface, Inc.                                      10,630
                                                                   ------------
                                                                         10,630
                                                                   ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.23%
     1,120     @    Global Imaging Systems, Inc.                         21,046
     1,020     @    Imagistics Intl., Inc.                               19,941
                                                                   ------------
                                                                         40,987
                                                                   ------------
                    OIL & GAS: 3.87%
       740     @    Atwood Oceanics, Inc.                                22,074
     1,720          Cabot Oil & Gas Corp.                                39,732
     2,180     @    Cimarex Energy Co.                                   32,962
       840     @    Evergreen Resources, Inc.                            35,952
     1,110          Frontier Oil Corp.                                   15,928
     1,960     @    Newfield Exploration Co.                             70,893
     1,180     @    Nuevo Energy Co.                                     14,573
     1,495          Patina Oil & Gas Corp.                               44,970
     1,320     @    Plains Resources, Inc.                               27,984
     3,340          Pogo Producing Co.                                  119,071
       670     @    Prima Energy Corp.                                   14,908
     1,200     @    Remington Oil & Gas Corp.                            18,648
     1,400     @    Southwestern Energy Co.                              15,400
     1,780          St Mary Land & Exploration Co.                       45,016
     1,460     @    Stone Energy Corp.                                   44,019
     1,210     @    Swift Energy Co.                                     11,205
     2,140     @    Tom Brown, Inc.                                      52,109
     2,370     @    Unit Corp.                                           42,328
     3,870          Vintage Petroleum, Inc.                              36,378
                                                                   ------------
                                                                        704,150
                                                                   ------------
                    OIL & GAS SERVICES: 1.49%
     1,660     @    CAL Dive Intl., Inc.                                 38,363
       680          CARBO Ceramics, Inc.                                 22,651
       740     @    Dril-Quip, Inc.                                      13,949
     1,320     @    Hydril Co.                                           30,492
     2,940     @    Input/Output, Inc.                                   15,435
     1,300     @    Lone Star Technologies                               20,085
     1,470     @    Oceaneering Intl., Inc.                              35,280
     1,080     @    Seacor Smit, Inc.                                    44,928
       780     @    Tetra Technologies, Inc.                             16,497
     1,660     @    Veritas DGC, Inc.                                    12,267
     1,420     @    W-H Energy Services, Inc.                            21,144
                                                                   ------------
                                                                        271,091
                                                                   ------------
                    PACKAGING & CONTAINERS: 0.06%
       600          Chesapeake Corp.                                     11,280
                                                                   ------------
                                                                         11,280
                                                                   ------------
                    PHARMACEUTICALS: 3.01%
     1,630     @    Accredo Health, Inc.                                 86,918
     2,620          Alpharma, Inc.                                       35,239
     2,880     @    Cephalon, Inc.                                      157,824
     1,450     @    Medicis Pharmaceutical                               67,063
     1,010     @    MGI Pharma, Inc.                                      7,828
     1,080          Natures Sunshine Prods, Inc.                         11,372
     4,020     @    NBTY, Inc.                                           73,405
     1,340     @    Noven Pharmaceuticals, Inc.                          14,204
     2,308     @    Priority Healthcare Corp.                            50,822

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
     1,290     @    Syncor Intl. Corp.                             $     32,650
     1,830     @    Theragenics Corp.                                     9,644
                                                                   ------------
                                                                        546,969
                                                                   ------------
                    REITS: 1.26%
     1,440          Capital Automotive REIT                              35,611
     1,180          Colonial Properties Trust                            38,846
       760          Essex Property Trust, Inc.                           38,760
     1,480          Glenborough Realty Trust, Inc.                       25,530
     1,400          Kilroy Realty Corp.                                  31,794
     1,880          Shurgard Storage Centers, Inc.                       58,092
                                                                   ------------
                                                                        228,633
                                                                   ------------
                    RETAIL: 9.69%
     3,010     @    AnnTaylor Stores Corp.                               71,487
     2,900          Applebees Intl., Inc.                                73,080
     1,000          Brown Shoe Co., Inc.                                 24,100
     2,280          Burlington Coat Factory Warehouse Corp.              47,128
     2,160          Casey's General Stores, Inc.                         26,201
     1,340          Cash America Intl., Inc.                             12,100
     1,730          Cato Corp.                                           34,254
     1,380     @    CEC Entertainment, Inc.                              43,746
     4,390     @    Chico's FAS, Inc.                                    98,687
     1,330     @    Childrens Place                                      16,652
     1,270     @    Christopher & Banks Corp.                            34,607
       920     @    Cost Plus, Inc.                                      30,084
     1,990     @    Dress Barn, Inc.                                     27,542
     1,040     @    Duane Reade, Inc.                                    19,750
       870     @    Footstar, Inc.                                        5,498
     1,060          Fred's, Inc.                                         26,373
     1,180     @    Genesco, Inc.                                        24,320
     2,400     @    Goody's Family Clothing, Inc.                        10,490
     1,350     @    Group 1 Automotive, Inc.                             32,062
     1,020          Hancock Fabrics, Inc. /DE                            15,178
     1,060          Haverty Furniture Cos., Inc.                         13,780
     1,280     @    HOT Topic, Inc.                                      30,962
       880     @    IHOP Corp.                                           21,164
     2,400     @    Insight Enterprises, Inc.                            24,048
     1,010     @    J Jill Group, Inc.                                   23,482
     1,990     @    Jack in the Box, Inc.                                40,039
     1,280     @    Jo-Ann Stores, Inc.                                  31,194
     1,480          Landry's Restaurants, Inc.                           31,790
     2,270     @    Linens 'N Things, Inc.                               56,455
     1,140          Lone Star Steakhouse & Saloon                        21,546
     1,300     @    Luby's, Inc.                                          5,395
     2,220     @    Men's Wearhouse, Inc.                                42,224
     1,030     @    O'Charleys, Inc.                                     22,516
     2,200     @    O'Reilly Automotive, Inc.                            61,072
     1,650     @    Pacific Sunwear of California                        43,758
     1,490     @    Panera Bread Co.                                     55,145
     2,640          PEP Boys-Manny Moe & Jack                            29,040
     1,360     @    PF Chang's China Bistro, Inc.                        47,913
     1,080     @    Rare Hospitality Intl., Inc.                         28,912
     2,430          Regis Corp.                                          63,204
     3,250          Ruby Tuesday, Inc.                                   58,533
     2,310     @    Ryan's Family STK Houses, Inc.                       25,110
       920     @    School Specialty, Inc.                               18,115
     1,990     @    ShopKo Stores, Inc.                                  28,358
     2,192     @    Sonic Corp.                                          47,084
     1,880     @    Steak N Shake Co.                                    18,894
     2,280     @    Stein Mart, Inc.                                     14,660
       900     @    TBC Corp.                                            10,755
     1,730     @    Too, Inc.                                            50,776
     1,060     @    Triarc Cos.                                          28,779
       560     @    Ultimate Electronics, Inc.                           10,752
     1,605     @    Wet Seal, Inc.                                       18,522
     1,820     @    Zale Corp.                                           64,974
                                                                   ------------
                                                                      1,762,290
                                                                   ------------
                    SAVINGS & LOANS: 2.73%
       870          American Financial Holdings, Inc.                    25,595
     1,300          Anchor BanCorp. Wisconsin, Inc.                      26,325
     2,600          Commercial Federal Corp.                             58,370
     1,370          Dime Community Bancshares                            28,071
     1,600          Downey Financial Corp.                               63,216
       870     @    FirstFed Financial Corp.                             23,707
     1,320          MAF BanCorp., Inc.                                   45,487
     1,290          Seacoast Financial Services Corp.                    28,393
     4,030          Staten Island BanCorp., Inc.                         79,230
     3,258          Washington Federal, Inc.                             79,007
     2,100          Waypoint Financial Corp.                             38,766
                                                                   ------------
                                                                        496,167
                                                                   ------------
                    SEMICONDUCTORS: 3.23%
     1,060     @    Actel Corp.                                          20,384
     1,620     @    Alliance Semiconductor Corp.                          7,063
       940     @    AstroPower, Inc.                                      8,178
     1,300     @    ATMI, Inc.                                           31,161
     5,090     @    Axcelis Technologies, Inc.                           41,585
     1,200          Cohu, Inc.                                           18,600
     1,540     @    DSP Group, Inc.                                      26,719
       750     @    Dupont Photomasks, Inc.                              20,872
     2,890     @    ESS Technology                                       25,143
     1,700     @    Exar Corp.                                           23,953
     1,540          Helix Technology Corp.                               21,837
     3,620     @    Kopin Corp.                                          19,114
     2,020     @    Kulicke & Soffa Industries, Inc.                     11,817
     1,200     @    Microsemi Corp.                                       7,620
     1,480     @    Pericom Semiconductor Corp.                          14,282
     1,300     @    Photronics, Inc.                                     20,566
     1,960     @    Power Integrations, Inc.                             40,082
       900     @    Rudolph Technologies, Inc.                           17,829
     7,340     @    Skyworks Solutions, Inc.                             88,447
       960     @    Standard Microsystems Corp.                          21,360
       540     @    Supertex, Inc.                                        7,106
       600     @    Three-Five Systems, Inc.                              4,260
       920     @    Ultratech Stepper, Inc.                              10,552
     1,980     @    Varian Semiconductor Equipment Associates, Inc.      61,653
     1,260     @    Veeco Instruments, Inc.                              17,577
                                                                   ------------
                                                                        587,760
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    SOFTWARE: 4.53%
     2,860     @    American Management Systems                    $     39,382
       800     @    Ansys, Inc.                                          16,480
     1,420     @    Avid Technology, Inc.                                27,860
       870     @    Barra, Inc.                                          32,068
     1,480     @    Cerner Corp.                                         48,707
       560     @    Concerto Software, Inc.                               3,584
       840     @    Concord Communications, Inc.                         10,290
     2,200     @    Dendrite Intl., Inc.                                 12,958
     2,660     @    eFunds Corp.                                         23,993
     2,694          Fair Isaac & Co., Inc.                              117,997
     1,860     @    Filenet Corp.                                        25,575
     2,130          Global Payments, Inc.                                61,408
     2,270     @    Hyperion Solutions Corp.                             63,265
     1,300          Inter-Tel, Inc.                                      32,643
     1,540     @    JDA Software Group, Inc.                             18,110
       700     @    Mapinfo Corp.                                         4,865
     1,900     @    Midway Games, Inc.                                   13,718
     1,460     @    MRO Software, Inc.                                   17,228
     1,400          NDCHealth Corp.                                      25,746
     1,060     @    Phoenix Technologies Ltd.                             6,720
     3,080     @    Pinnacle Systems, Inc.                               43,520
     2,380     @    Progress Software Corp.                              32,297
     2,260     @    Serena Software, Inc.                                41,064
       660     @    SPSS, Inc.                                            9,286
     2,170     @    Take-Two Interactive Softwar                         64,948
     1,640     @    THQ, Inc.                                            29,307
                                                                   ------------
                                                                        823,019
                                                                   ------------
                    STORAGE/WAREHOUSING: 0.05%
       560     @    Mobile Mini, Inc.                                     8,322
                                                                   ------------
                                                                          8,322
                                                                   ------------
                    TELECOMMUNICATIONS: 1.61%
     5,760     @    Adaptec, Inc.                                        38,822
     3,140     @    Aeroflex, Inc.                                       24,429
     1,770     @    Allen Telecom, Inc.                                  16,903
     1,960     @    Anixter Intl., Inc.                                  47,942
     1,550     @    Audiovox Corp.                                       16,724
     1,050          Black Box Corp.                                      52,447
     1,020     @    Boston Communications Group                          13,841
     2,390     @    Cable Design Technologies Corp.                      19,359
     1,560     @    C-COR.net Corp.                                       6,240
     2,440     @    General Communication                                14,128
     1,300     @    Metro One Telecommunications                          7,930
     1,000     @    Network Equipment Technologies, Inc.                  4,400
     2,200     @    Symmetricom, Inc.                                     8,028
       700     @    Tollgrade Communications, Inc.                        9,415
     1,040     @    Viasat, Inc.                                         12,376
                                                                   ------------
                                                                        292,984
                                                                   ------------
                    TEXTILES: 0.27%
       500          Angelica Corp.                                       11,300
     1,090          G&K Services, Inc.                                   37,169
                                                                   ------------
                                                                         48,469
                                                                   ------------
                    TOYS/GAMES/HOBBIES: 0.28%
       940          Action Performance Cos., Inc.                        20,821
       920     @    Department 56                                        11,288
     1,250     @    Jakks Pacific, Inc.                                  19,250
                                                                   ------------
                                                                         51,359
                                                                   ------------
                    TRANSPORTATION: 2.45%
     1,300     @    Arkansas Best Corp.                                  37,987
     1,180     @    Forward Air Corp.                                    22,715
     2,078     @    Heartland Express, Inc.                              45,300
     3,100     @    Kansas City Southern                                 39,525
     1,270     @    Kirby Corp.                                          32,131
     1,520     @    Knight Transportation, Inc.                          30,067
       830     @    Landstar System, Inc.                                43,417
     1,210     @    Offshore Logistics, Inc.                             26,269
     1,020          Roadway Corp.                                        40,780
     1,130          Usfreightways Corp.                                  34,376
     2,656          Werner Enterprises, Inc.                             58,618
     1,180     @    Yellow Corp.                                         35,070
                                                                   ------------
                                                                        446,255
                                                                   ------------
                    WATER: 0.40%
       620          American States Water Co.                            14,818
     2,888          Philadelphia Suburban Corp.                          57,731
                                                                   ------------
                                                                         72,549
                                                                   ------------
                    Total Common Stock
                      (Cost $15,781,920)                             17,600,531
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Index Plus
Small Cap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.56%
                    Repurchase Agreement: 2.56%
$  466,000          State Street Repurchase Agreement dated
                      11/29/02, 1.310%, due 12/02/02, $466,051
                      to be received upon repurchase
                      (Collateralized by $475,000 FHLB, 2.070%,
                      Market Value $476,994, due 10/10/03)         $    466,000
                                                                   ------------
                    Total Short-Term Investments
                      (Cost $466,000)                                   466,000
                                                                   ------------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $16,247,920)*                 99.36%   $ 18,066,531
                    OTHER ASSETS AND LIABILITIES-NET       0.64%        116,611
                                                         ------    ------------
                    NET ASSETS                           100.00%   $ 18,183,142
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
X Market Value determined by ING Valuation Committee appointed by the Funds Board of Directors
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                  $  2,521,622
                    Gross Unrealized Depreciation                      (703,011)
                                                                   ------------
                    Net Unrealized Appreciation                    $  1,818,611
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 82.19%
                    ADVERTISING: 0.05%
     2,900    @@    WPP Group PLC                                  $     24,557
                                                                   ------------
                                                                         24,557
                                                                   ------------
                    AEROSPACE/DEFENSE: 1.56%
     1,175     @    Alliant Techsystems, Inc.                            69,325
     3,550          Boeing Co.                                          120,700
     3,125          Goodrich Corp.                                       57,500
     1,950          Lockheed Martin Corp.                               101,790
     5,100          Rockwell Collins, Inc.                              109,140
     4,750          United Technologies Corp.                           296,733
                                                                   ------------
                                                                        755,188
                                                                   ------------
                    AGRICULTURE: 0.05%
     2,500    @@    British American Tobacco PLC                         22,550
                                                                   ------------
                                                                         22,550
                                                                   ------------
                    AIRLINES: 0.05%
     2,075     @    ExpressJet Holdings, Inc.                            22,306
                                                                   ------------
                                                                         22,306
                                                                   ------------
                    APPAREL: 1.04%
     3,250     @    Jones Apparel Group, Inc.                           119,600
     5,200          Liz Claiborne, Inc.                                 167,440
     2,250     @    Reebok Intl. Ltd.                                    64,553
     2,975     @    Skechers U.S.A., Inc.                                36,593
     3,050          VF Corp.                                            115,473
                                                                   ------------
                                                                        503,659
                                                                   ------------
                    AUTO MANUFACTURERS: 0.73%
     1,000    @@    Bayerische Motoren Werke AG                          33,883
     1,950          General Motors Corp.                                 77,415
       700    @@    Honda Motor Co. Ltd.                                 26,355
     3,000    @@    Nissan Motor Co. Ltd.                                23,886
     2,575          Paccar, Inc.                                        126,175
     2,400    @@    Toyota Motor Corp.                                   62,978
                                                                   ------------
                                                                        350,692
                                                                   ------------
                    AUTO PARTS & EQUIPMENT: 0.88%
     2,150     @    American Axle & Manufacturing Holdings, Inc.         51,557
     1,000    @@    Bridgestone Corp.                                    13,357
     2,550          Cooper Tire & Rubber Co.                             40,545
     5,900          Dana Corp.                                           79,650
     3,900     @    Dura Automotive Systems, Inc.                        37,713
     9,000          Goodyear Tire & Rubber Co.                           74,160
     2,500          TRW, Inc.                                           129,225
                                                                   ------------
                                                                        426,207
                                                                   ------------
                    BANKS: 6.49%
     4,200    @@    Australia & New Zealand
                    Banking Group Ltd.                                   44,218
     5,600    @@    Banco Bilbao Vizcaya Argentaria SA                   58,353
     1,000    @@    Banco Popular Espanol                                42,664
     9,100          Bank of America Corp.                               637,728
     2,300    @@    Bank of Ireland                                      25,132
     4,900          Bank One Corp.                                      193,501
     7,538    @@    Barclays PLC                                         54,512
       600    @@    BNP Paribas                                          24,436
         5          Charter One Financial, Inc.                             150
     2,850          Comerica, Inc.                                      134,890
     1,800   @,@@   Credit Suisse Group                                  42,282
     3,000    @@    DBS Group Holdings Ltd.                              19,020
       600    @@    Deutsche Bank AG                                     30,039
     1,600    @@    Dexia                                                19,565
     3,000    @@    Fortis                                               53,045
     3,300          Hibernia Corp.                                       64,449
     8,800    @@    HSBC Holdings PLC                                   104,354
     3,600          Huntington Bancshares, Inc.                          70,452
     5,100    @@    Lloyds TSB Group PLC                                 43,029
         5    @@    Mitsubishi Tokyo Financial Group, Inc.               30,152
     3,000    @@    National Australia Bank Ltd.                         55,049
     4,100          Regions Financial Corp.                             142,434
     3,108    @@    Royal Bank of Scotland Group PLC                     79,657
       400    @@    Societe Generale                                     22,489
         5    @@    Sumitomo Mitsui Financial Group, Inc.                15,932
     1,200   @,@@   UBS AG                                               60,374
    11,000    @@    UniCredito Italiano S.p.A.                           43,817
     4,350          Union Planters Corp.                                128,325
     7,300          US BanCorp.                                         159,870
    11,450          Wachovia Corp.                                      402,468
     7,200          Wells Fargo & Co.                                   332,712
                                                                   ------------
                                                                      3,135,098
                                                                   ------------
                    BEVERAGES: 1.72%
     5,200          Anheuser-Busch Cos., Inc.                           255,424
     2,350     @    Constellation Brands, Inc.                           55,272
     3,600    @@    Diageo PLC                                           37,483
     1,500    @@    Interbrew                                            31,291
    10,600          PepsiCo, Inc.                                       450,288
                                                                   ------------
                                                                        829,758
                                                                   ------------
                    BIOTECHNOLOGY: 0.66%
     5,400     @    Amgen, Inc.                                         254,880
     2,200     @    Invitrogen Corp.                                     61,512
                                                                   ------------
                                                                        316,392
                                                                   ------------
                    BUILDING MATERIALS: 0.10%
     1,500    @@    CRH PLC                                              21,874
     2,000    @@    Tostem Inax Holding Corp.                            27,284
                                                                   ------------
                                                                         49,158
                                                                   ------------
                    CHEMICALS: 0.77%
     2,725          Ashland, Inc.                                        79,488
       500    @@    BASF AG                                              19,519
     4,200          Du Pont EI de Nemours & Co.                         187,404
     4,900     @    Hercules, Inc.                                       46,158
     1,100    @@    Shin-Etsu Chemical Co. Ltd.                          39,084
                                                                   ------------
                                                                        371,653
                                                                   ------------
                    COMMERCIAL SERVICES: 0.91%
     2,525     @    Corporate Executive Board Co.                        83,325
     2,000    @@    Dai Nippon Printing Co. Ltd.                         23,698
     1,500          Deluxe Corp.                                         65,100
     3,350          H&R Block, Inc.                                     128,405
     5,300     @    Quintiles Transnational Corp.                        62,275
     1,500     @    Rent-A-Center, Inc.                                  74,534
                                                                   ------------
                                                                        437,337
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    COMPUTERS: 2.06%
    18,150     @    Dell Computer Corp.                            $    518,545
     1,100     @    Fidelity National Information Solutions, Inc.        21,956
     2,000    @@    Fujitsu Ltd.                                          7,139
     9,550          Hewlett-Packard Co.                                 186,034
       800    @@    Hitachi Information Systems Ltd.                     21,319
     1,850     @    Lexmark Intl., Inc.                                 122,359
     1,800     @    Neoware Systems, Inc.                                36,288
     1,225     @    Synopsys, Inc.                                       63,676
       400    @@    TDK Corp.                                            17,635
                                                                   ------------
                                                                        994,951
                                                                   ------------
                    COSMETICS/PERSONAL CARE: 2.17%
     1,000    @@    Kao Corp.                                            21,433
    12,200          Procter & Gamble Co.                              1,024,800
                                                                   ------------
                                                                      1,046,233
                                                                   ------------
                    DISTRIBUTION/WHOLESALE: 0.39%
    38,000    @@    Li & Fung Ltd.                                       41,906
     4,000    @@    Mitsui & Co. Ltd.                                    20,210
       975     @    Scansource, Inc.                                     71,175
     1,750     @    Tech Data Corp.                                      53,690
                                                                   ------------
                                                                        186,981
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 6.12%
     2,075     @    Affiliated Managers Group                           113,108
     5,050          American Express Co.                                196,596
     2,000          Bear Stearns Cos., Inc.                             128,000
     3,350          Capital One Financial Corp.                         113,230
    19,150          Citigroup, Inc.                                     744,552
     2,250          Countrywide Financial Corp.                         110,925
     7,550          Fannie Mae                                          476,027
     6,100          Freddie Mac                                         351,604
     7,200          Household Intl., Inc.                               206,640
     8,200          JP Morgan Chase & Co.                               206,394
        50          MBNA Corp.                                            1,067
     4,150          Morgan Stanley                                      187,746
     2,000    @@    Nomura Holdings, Inc.                                24,024
       200    @@    ORIX Corp.                                           13,381
    11,900     @    Providian Financial Corp.                            72,352
       150    @@    Takefuji Corp.                                        8,214
                                                                   ------------
                                                                      2,953,860
                                                                   ------------
                    ELECTRIC: 1.83%
     7,150          CMS Energy Corp.                                     71,142
     3,400          Duke Energy Corp.                                    67,116
     1,700    @@    E.ON AG                                              73,289
     8,050     @    Edison Intl.                                         89,274
     3,200    @@    Enel S.p.A.                                          16,243
     3,450          Exelon Corp.                                        173,155
       600          FPL Group, Inc.                                      35,280
     1,600    @@    Iberdrola SA                                         20,693
     9,113    @@    National Grid Transco PLC                            61,119
     9,500     @    PG&E Corp.                                          131,195
     2,825          PNM Resources, Inc.                                  66,670
     2,250          Southern Co.                                         58,860
     1,500    @@    Tohoku Electric Power Co., Inc.                      20,695
                                                                   ------------
                                                                        884,731
                                                                   ------------
                    ELECTRICAL COMPONENETS & EQUIPMENT: 0.25%
     5,800     @    American Power Conversion                            93,380
     4,000    @@    Hitachi Ltd.                                         16,983
     1,000    @@    Sharp Corp.                                          10,847
                                                                   ------------
                                                                        121,210
                                                                   ------------
                    ELECTRONICS: 0.54%
     3,200          AVX Corp.                                            41,120
     3,700     @    Jabil Circuit, Inc.                                  79,365
       100    @@    Keyence Corp.                                        17,880
     1,900    @@    Koninklijke Philips Electronics NV                   41,635
       300    @@    Kyocera Corp.                                        19,925
       500    @@    Secom Co. Ltd.                                       17,358
     9,650     @    Solectron Corp.                                      44,583
                                                                   ------------
                                                                        261,866
                                                                   ------------
                    ENGINEERING & CONSTRUCTION: 0.19%
     2,750          Fluor Corp.                                          75,405
     7,000    @@    Kajima Corp.                                         17,570
                                                                   ------------
                                                                         92,975
                                                                   ------------
                    ENTERTAINMENT: 0.17%
     1,350     @    Argosy Gaming Co.                                    26,419
     2,350     @    GTECH Holdings Corp.                                 54,027
                                                                   ------------
                                                                         80,446
                                                                   ------------
                    FOOD: 1.21%
     1,000    @@    Ajinomoto Co., Inc.                                   9,991
     1,100    @@    Carrefour SA                                         48,253
     1,850     @    Chiquita Brands Intl., Inc.                          25,900
     2,425    @@    Fresh Del Monte Produce                              55,532
    39,100    @@    Goodman Fielder Ltd.                                 32,862
       200    @@    Groupe Danone                                        26,165
     1,300    @@    Metro AG                                             31,612
       450    @@    Nestle SA                                            90,863
       906    @@    Numico NV                                            11,070
     2,150          Sensient Technologies Corp.                          52,826
     8,000    @@    Tesco PLC                                            25,256
     1,200    @@    Unilever NV                                          69,852
     7,400          Winn-Dixie Stores, Inc.                             110,408
                                                                   ------------
                                                                        590,590
                                                                   ------------
                    FOOD SERVICE: 0.05%
     4,700    @@    Compass Group PLC                                    23,061
                                                                   ------------
                                                                         23,061
                                                                   ------------
                    FOREST PRODUCTS & PAPER: 0.32%
     1,700          International Paper Co.                              66,725
     2,800          Plum Creek Timber Co., Inc.                          68,180
     1,700    @@    Stora Enso OYJ                                       20,771
                                                                   ------------
                                                                        155,676
                                                                   ------------
                    GAS: 0.48%
     2,300          Nicor, Inc.                                          72,473
     3,900          Northwestern Corp.                                   31,356
     4,350          Sempra Energy                                       100,790
     9,000    @@    Tokyo Gas Co. Ltd.                                   26,770
                                                                   ------------
                                                                        231,389
                                                                   ------------
                    HAND/MACHINE TOOLS: 0.24%
     2,300          Black & Decker Corp.                                 98,831
       400    @@    Schneider Electric SA                                19,410
                                                                   ------------
                                                                        118,241
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    HEALTHCARE-PRODUCTS: 3.22%
     4,150          Becton Dickinson & Co.                         $    123,130
     3,450          Cooper Cos., Inc.                                    96,945
     2,200          CR Bard, Inc.                                       122,100
     2,375     @    Edwards Lifesciences Corp.                           62,510
     5,200     @    Guidant Corp.                                       155,636
     1,100     @    Immucor, Inc.                                        25,267
    13,000          Johnson & Johnson                                   741,260
     3,300     @    Respironics, Inc.                                    95,898
     3,800     @    St. Jude Medical, Inc.                              132,316
                                                                     ----------
                                                                      1,555,062
                                                                     ----------
                    HEALTHCARE-SERVICES: 1.43%
     3,050          Aetna, Inc.                                         115,137
     2,350     @    Anthem, Inc.                                        139,237
     3,560          UnitedHealth Group, Inc.                            289,962
     2,200     @    WellPoint Health Networks                           144,826
                                                                     ----------
                                                                        689,162
                                                                     ----------
                    HOLDING COMPANIES-DIVERSIFIED: 0.09%
     6,000    @@    Hutchison Whampoa Ltd.                               42,124
                                                                     ----------
                                                                         42,124
                                                                     ----------
                    HOME BUILDERS: 0.27%
     1,350          Centex Corp.                                         67,945
     1,350          KB Home                                              60,332
                                                                     ----------
                                                                        128,277
                                                                     ----------
                    HOME FURNISHINGS: 0.13%
     3,000    @@    Matsushita Electric Industrial Co. Ltd.              30,731
       700    @@    Sony Corp.                                           30,918
                                                                     ----------
                                                                         61,649
                                                                     ----------
                    HOUSEHOLD PRODUCTS/WARES: 0.95%
     4,850          American Greetings                                   78,909
     2,150          Avery Dennison Corp.                                138,546
     5,550          Clorox Co.                                          243,312
                                                                     ----------
                                                                        460,767
                                                                     ----------
                    INSURANCE: 4.10%
       200    @@    Allianz AG                                           22,291
     7,200          Allstate Corp.                                      281,016
    10,850          American Intl. Group                                706,877
     1,700    @@    Assicurazioni Generali S.p.A.                        33,926
     4,300    @@    Aviva PLC                                            36,680
     3,200          Cigna Corp.                                         139,296
     2,800          Fidelity National Financial, Inc.                    90,580
     3,350          First American Corp.                                 68,642
         3    @@    Millea Holdings, Inc.                                23,054
       200    @@    Muenchener Rueckversicherungs AG                     27,814
     2,950          Progressive Corp.                                   167,088
       400    @@    Swiss Reinsurance                                    29,884
    12,423     @    Travelers Property Casualty Corp.                   198,768
     5,800          UnumProvident Corp.                                  98,890
       500    @@    Zurich Financial Services AG                         53,761
                                                                     ----------
                                                                      1,978,567
                                                                     ----------
                    INTERNET: 0.28%
     2,700     @    Overture Services, Inc.                              74,199
     1,850     @    United Online, Inc.                                  29,471
     3,175     @    VeriSign, Inc.                                       33,369
                                                                     ----------
                                                                        137,039
                                                                     ----------
                    IRON/STEEL: 0.32%
     6,800          Allegheny Technologies, Inc.                         48,620
    18,000    @@    Nippon Steel Corp.                                   21,856
     5,950          United States Steel Corp.                            86,156
                                                                     ----------
                                                                        156,632
                                                                     ----------
                    LEISURE TIME: 0.30%
     3,725     @    Bally Total Fitness Holding Corp.                    33,339
     2,550          Brunswick Corp.                                      53,601
       875          Polaris Industries, Inc.                             56,726
                                                                     ----------
                                                                        143,666
                                                                     ----------
                    LODGING: 0.23%
     2,750     @    Harrah's Entertainment, Inc.                        110,000
                                                                     ----------
                                                                        110,000
                                                                     ----------
                    MEDIA: 1.82%
     2,550     @    Clear Channel Communications, Inc.                  110,823
     1,425     @    Entercom Communications Corp.                        77,178
     1,100          Gannett Co., Inc.                                    78,375
     1,850          Meredith Corp.                                       80,679
     3,700    @@    Pearson PLC                                          42,553
     3,400    @@    Reed Elsevier PLC                                    29,875
     6,100     @    Viacom, Inc.                                        286,761
     8,650          Walt Disney Co.                                     171,443
                                                                     ----------
                                                                        877,687
                                                                     ----------
                    METAL FABRICATE/HARDWARE: 0.27%
     2,150          Precision Castparts Corp.                            52,847
     2,475          Quanex Corp.                                         75,735
                                                                     ----------
                                                                        128,582
                                                                     ----------
                    MINING: 0.17%
     9,400    @@    BHP Billiton Ltd.                                    53,300
     5,200    @@    BHP Billiton PLC                                     27,577
                                                                     ----------
                                                                         80,877
                                                                     ----------
                    MISCELLANEOUS MANUFACTURING: 4.10%
     1,550          3M Co.                                              201,268
     4,825          Crane Co.                                            99,250
     1,650          Donaldson Co., Inc.                                  61,743
     3,800          Eastman Kodak Co.                                   140,296
     1,000    @@    Fuji Photo Film Co. Ltd.                             32,434
    40,000          General Electric Co.                              1,084,000
     1,450          Harsco Corp.                                         44,820
     1,950          ITT Industries, Inc.                                117,546
     6,000    @@    Mitsubishi Heavy Industries Ltd.                     15,207
     1,000    @@    Siemens AG                                           49,042
     3,100          Textron, Inc.                                       133,610
                                                                     ----------
                                                                      1,979,216
                                                                     ----------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    OFFICE/BUSINESS EQUIPMENT: 0.47%
     1,000    @@    Canon, Inc.                                    $     38,057
     8,275          IKON Office Solutions, Inc.                          63,056
    14,400     @    Xerox Corp.                                         125,568
                                                                   ------------
                                                                        226,681
                                                                   ------------
                    OIL & GAS: 3.62%
     4,150          Amerada Hess Corp.                                  232,400
     6,350          Apache Corp.                                        342,138
     9,700    @@    BG Group PLC                                         36,507
    20,736    @@    BP PLC                                              134,961
     6,550          ConocoPhillips                                      313,155
     2,100    @@    ENI-Ente Nazionale Idrocarburi S.p.A.                30,498
     3,800    @@    Royal Dutch Petroleum Co.                           166,239
       850    @@    Total Fina Elf SA                                   114,071
    13,700          Transocean, Inc.                                    332,910
     1,950          XTO Energy, Inc.                                     46,703
                                                                   ------------
                                                                      1,749,582
                                                                   ------------
                    OIL & GAS SERVICES: 0.09%
     5,575     @    Veritas DGC, Inc.                                    41,199
                                                                   ------------
                                                                         41,199
                                                                   ------------
                    PACKAGING & CONTAINERS: 0.69%
     6,800    @@    Amcor Ltd.                                           31,242
     1,800          Ball Corp.                                           89,064
     6,650     @    Owens-Illinois, Inc.                                104,405
     5,250     @    Pactiv Corp.                                        108,675
                                                                   ------------
                                                                        333,386
                                                                   ------------
                    PHARMACEUTICALS: 3.33%
     7,850          Abbott Laboratories                                 343,673
     2,475     @    AdvancePCS                                           61,108
     1,400    @@    AstraZeneca PLC                                      53,256
       900    @@    Aventis SA                                           50,020
     1,125     @    Express Scripts, Inc.                                56,925
     3,400    @@    GlaxoSmithKline PLC ADR                             129,200
     1,500     @    Medicis Pharmaceutical                               69,375
     9,850          Merck & Co., Inc.                                   585,189
     3,250    @@    Novartis AG                                         120,747
       700    @@    Roche Holding AG                                     49,706
       300    @@    Schering AG                                          12,963
     1,400    @@    Takeda Chemical Industries Ltd.                      58,756
     2,000    @@    Tanabe Seiyaku Co. Ltd.                              18,434
                                                                   ------------
                                                                      1,609,352
                                                                   ------------
                    PIPELINES: 0.11%
     1,500          Equitable Resources, Inc.                            52,905
                                                                   ------------
                                                                         52,905
                                                                   ------------
                    REAL ESTATE: 0.20%
     5,000    @@    Cheung Kong Holdings Ltd.                            36,706
     1,625          LNR Property Corp.                                   59,150
                                                                   ------------
                                                                         95,856
                                                                   ------------
                    REITS: 4.54%
       700          Alexandria Real Estate Equities, Inc.                28,553
       800          Apartment Investment & Management Co.                29,896
     2,077          Archstone-Smith Trust                                47,979
     1,900          Bedford Property Investors                           46,740
     2,300          Boston Properties, Inc.                              85,261
     2,400          Boykin Lodging Co.                                   21,840
     1,200          Capital Automotive REIT                              29,676
     2,875          CBL & Associates Properties, Inc.                   112,987
     3,450          Chelsea Property Group, Inc.                        118,128
     1,400          Colonial Properties Trust                            46,088
     1,800          Commercial Net Lease Realty                          27,756
     3,200          Corporate Office Properties Trust SBI MD             43,616
     1,700          Developers Diversified Realty Corp.                  37,451
     4,690          Equity Office Properties Trust                      120,580
     2,600          Equity One, Inc.                                     34,840
     4,406          Equity Residential                                  115,085
     3,325          General Growth Properties, Inc.                     164,255
     1,800          Glenborough Realty Trust, Inc.                       31,050
       700          Health Care Property Investors, Inc.                 30,513
     2,000          Hospitality Properties Trust                         68,200
     7,725          Host Marriott Corp.                                  70,684
     4,100          HRPT Properties Trust                                34,317
     1,300          iStar Financial, Inc.                                35,685
     1,500          Keystone Property Trust                              25,200
     1,475          Kimco Realty Corp.                                   46,241
     1,700          Mack-Cali Realty Corp.                               51,000
     1,700          National Health Investors, Inc.                      28,798
       700          Pan Pacific Retail Properties, Inc.                  24,990
     1,000          Pennsylvania Real Estate Investment Trust            25,310
     3,100          Prologis                                             76,198
     1,200          PS Business Parks, Inc.                              36,252
       800          Public Storage, Inc.                                 24,888
     2,400          Reckson Associates Realty Corp.                      48,840
     1,400          Regency Centers Corp.                                43,260
     2,600          Simon Property Group, Inc.                           87,672
     1,000          SL Green Realty Corp.                                31,720
     1,500          Sovran Self Storage, Inc.                            42,000
     1,100          Sun Communities, Inc.                                38,104
     1,800          Taubman Centers, Inc.                                29,304
     3,900          United Dominion Realty Trust, Inc.                   60,528
     2,400          Ventas, Inc.                                         30,000
     1,600          Vornado Realty Trust                                 59,776
                                                                   ------------
                                                                      2,191,261
                                                                   ------------
                    RETAIL: 6.04%
     3,550     @    Big Lots, Inc.                                       45,085
     1,600    @@    Compagnie Financiere Richemont AG                    30,153
     4,550          Dillard's, Inc.                                      87,906
    10,250          Gap, Inc.                                           162,873
    15,500          Home Depot, Inc.                                    409,510
     1,000    @@    Ito-Yokado Co. Ltd.                                  34,309
     2,025     @    Jack in the Box, Inc.                                40,743
     1,400     @    Kohl's Corp.                                         95,900
     3,000          Lowe's Cos., Inc.                                   124,500
     9,600          Ltd. Brands                                         163,296
     5,350          McDonald's Corp.                                     98,975

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
     1,325     @    Movie Gallery, Inc.                            $     22,737
     7,450     @    Office Depot, Inc.                                  131,940
     1,100     @    Panera Bread Co.                                     40,711
     4,600          RadioShack Corp.                                    109,250
       625          Ross Stores, Inc.                                    28,906
     2,325     @    ShopKo Stores, Inc.                                  33,131
     1,200     @    Sonic Automotive, Inc.                               21,192
     3,025     @    Sports Authority, Inc.                               25,743
     9,050     @    Staples, Inc.                                       174,665
     3,800          Target Corp.                                        132,164
     2,925     @    United Auto Group, Inc.                              39,517
       925     @    Urban Outfitters, Inc.                               24,429
    15,450          Wal-Mart Stores, Inc.                               836,772
                                                                   ------------
                                                                      2,914,407
                                                                   ------------
                    SAVINGS & LOANS: 1.83%
     6,375          BankAtlantic BanCorp., Inc.                          59,734
     1,800          Downey Financial Corp.                               71,118
     2,600          FirstFed Financial Corp.                             70,850
     3,500          Flagstar BanCorp., Inc.                              63,875
     2,450          Golden West Financial Corp.                         169,540
     2,850          New York Community BanCorp., Inc.                    79,458
     8,350          Washington Mutual, Inc.                             300,433
     2,100          Webster Financial Corp.                              68,460
                                                                   ------------
                                                                        883,468
                                                                   ------------
                    SEMICONDUCTORS: 2.09%
     4,650     @    Applied Materials, Inc.                              79,282
     1,700   @,@@   ASML Holding NV                                      19,386
     5,200     @    GlobespanVirata, Inc.                                22,516
     2,600    @@    Infineon Technologies AG                             26,369
    24,650          Intel Corp.                                         514,692
       375     @    International Rectifier Corp.                         9,360
     3,150     @    Novellus Systems, Inc.                              114,314
       500     @    Omnivision Technologies, Inc.                         8,945
     1,650     @    QLogic Corp.                                         71,676
       200    @@    Rohm Co. Ltd.                                        27,936
       400    @@    STMicroelectronics NV                                10,224
     4,450          Texas Instruments, Inc.                              89,490
       300    @@    Tokyo Electron Ltd.                                  15,231
                                                                   ------------
                                                                      1,009,421
                                                                   ------------
                    SOFTWARE: 5.40%
     2,600          Automatic Data Processing                           113,022
     5,050     @    BMC Software, Inc.                                   90,395
     4,050     @    Certegy, Inc.                                        97,807
    12,650     @    Compuware Corp.                                      69,069
     1,650     @    Dun & Bradstreet Corp.                               58,195
     2,050     @    Electronic Arts, Inc.                               139,113
     3,200          First Data Corp.                                    110,848
     3,450          Inter-Tel, Inc.                                      86,630
     2,300     @    Mercury Interactive Corp.                            77,004
    21,450     @    Microsoft Corp.                                   1,240,239
    17,950     @    Oracle Corp.                                        218,093
     4,600     @    Peoplesoft, Inc.                                     90,344
     6,700     @    Rational Software Corp.                              61,975
       300    @@    SAP AG                                               26,272
     5,950     @    ScanSoft, Inc.                                       43,673
     9,750     @    Siebel Systems, Inc.                                 82,973
                                                                   ------------
                                                                      2,605,652
                                                                   ------------
                    TELECOMMUNICATIONS: 4.39%
    28,900     @    Cisco Systems, Inc.                                 431,188
     1,625     @    Commonwealth Telephone Enterprises, Inc.             62,335
       400     @    Comverse Technology, Inc.                             4,848
     4,400    @@    Deutsche Telekom AG                                  53,454
         8    @@    Nippon Telegraph & Telephone Corp.                   31,424
     5,600    @@    Nokia OYJ ADR                                       107,576
        15    @@    NTT DoCoMo, Inc.                                     30,315
     3,250     @    Polycom, Inc.                                        37,083
     4,400    @@    Royal KPN NV                                         29,197
    22,150          Sprint Corp.-FON Group                              322,947
     8,300    @@    Telecom Italia S.p.A.                                67,772
    24,400    @@    Telefonaktiebolaget LM Ericsson                      23,802
     4,200   @,@@   Telefonica SA                                        42,722
    16,800          Verizon Communications, Inc.                        703,584
    89,200    @@    Vodafone Group PLC                                  169,243
                                                                   ------------
                                                                      2,117,490
                                                                   ------------
                    TOYS/GAMES/HOBBIES: 0.42%
       725          Action Performance Cos., Inc.                        16,059
     8,100          Mattel, Inc.                                        167,022
       200    @@    Nintendo Co. Ltd.                                    21,188
                                                                   ------------
                                                                        204,269
                                                                   ------------
                    TRANSPORTATION: 0.10%
         6    @@    East Japan Railway Co.                               28,262
     1,100    @@    TPG NV                                               20,094
                                                                   ------------
                                                                         48,356
                                                                   ------------
                    TRUCKING & LEASING: 0.11%
     2,250          Ryder System, Inc.                                   51,750
                                                                   ------------
                                                                         51,750
                                                                   ------------
                    VENTURE CAPITAL: 0.01%
       100    @@    Jafco Co. Ltd.                                        4,971
                                                                   ------------
                                                                          4,971
                                                                   ------------
                    WATER: 0.04%
     1,000    @@    Suez SA                                              18,278
                                                                   ------------
                                                                         18,278
                                                                   ------------
                    Total Common Stock (Cost $39,350,698)            39,674,356
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 1.24%
                    AEROSPACE/DEFENSE: 0.10%
$    5,000          Lockheed Martin Corp., 8.200%, due 12/01/09    $      5,981
    10,000          Raytheon Co., 6.150%, due 11/01/08                   10,456
    30,000          United Technologies Corp., 7.125%, due 11/15/10      34,228
                                                                   ------------
                                                                         50,665
                                                                   ------------
                    AUTO MANUFACTURERS: 0.02%
     9,000          DaimlerChrysler NA Holding Corp., 7.200%,
                      due 09/01/09                                        9,649
                                                                   ------------
                                                                          9,649
                                                                   ------------
                    BANKS: 0.12%
     9,000          Bank of America Corp., 4.875%, due 09/15/12           8,836
     5,000          Bank One Corp., 6.500%, due 02/01/06                  5,445
    30,000          Mellon Bank NA, 7.625%, due 09/15/07                 34,646
    10,000          Wachovia Bank, 7.875%, due 02/15/10                  11,686
                                                                   ------------
                                                                         60,613
                                                                   ------------
                    BEVERAGES: 0.08%
     3,000          Anheuser-Busch Cos., Inc., 6.500%,
                      due 02/01/43                                        3,239
     7,000          Coors Brewing Co., 6.375%,
                      due 05/15/12                                        7,665
    25,000     #    Pepsi Bottling Holdings, Inc., 5.375%,
                      due 02/17/04                                       25,985
                                                                   ------------
                                                                         36,889
                                                                   ------------
                    COSMETICS/PERSONAL CARE: 0.02%
     6,000          Colgate-Palmolive Co., 5.980%, due 04/25/12           6,444
     3,000          Procter & Gamble Co., 6.875%, due 09/15/09            3,394
                                                                   ------------
                                                                          9,838
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 0.38%
    25,000          American Express Credit Corp., 4.250%,
                      due 02/07/05                                       25,766
     8,000          Associates Corp. of N. America, 6.950%,
                      due 11/01/18                                        8,795
    10,000          Boeing Capital Corp., 7.100%, due 09/27/05           10,861
    10,000          Citigroup, Inc., 7.250%, due 10/01/10                11,235
     9,000          Ford Motor Credit Co., 7.375%, due 10/28/09           8,597
     9,000          Ford Motor Credit Co., 7.500%, due 03/15/05           9,161
     8,000          Ford Motor Credit Co., 7.875%, due 06/15/10           7,960
    20,000          General Electric Capital Corp., 5.000%,
                      due 06/15/07                                       20,746
     6,000          General Motors Acceptance Corp., 7.625%,
                      due 06/15/04                                        6,259
     9,000          General Motors Acceptance Corp., 7.750%,
                      due 01/19/10                                        9,230
     2,000          General Motors Acceptance Corp., 8.000%,
                      due 11/01/31                                        1,957
     8,000          Goldman Sachs Group, Inc., 6.600%,
                      due 01/15/12                                        8,676
    45,000          Household Finance Corp., 5.875%, due 09/25/04        46,216
     5,000          Household Finance Corp., 7.875%, due 03/01/07         5,299
     4,000          Textron Financial Corp., 7.125%, due 12/09/04         4,255
                                                                   ------------
                                                                        185,013
                                                                   ------------
                    ELECTRIC: 0.07%
     5,000          Boston Edison Co., 4.875%, due 10/15/12               4,883
     2,000          Dominion Resources, Inc., 6.250%, due 06/30/12        2,082
     5,000          Duke Energy Corp., 7.375%, due 03/01/10               5,479
     9,000          Georgia Power Co., 4.875%, due 07/15/07               9,144
     6,000     #    Pepco Holdings, Inc., 6.450%, due 08/15/12            6,111
     4,000          PSEG Power LLC, 6.950%, due 06/01/12                  3,909
                                                                   ------------
                                                                         31,608
                                                                   ------------
                    FOOD: 0.12%
    15,000          Archer-Daniels-Midland Co., 5.935%,
                      due 10/01/32                                       14,448
     6,000          Conagra Foods, Inc., 7.500%, due 09/15/05             6,654
     7,000          General Mills, Inc., 5.125%, due 02/15/07             7,275
     8,000          Kellogg Co., 7.450%, due 04/01/31                     9,514
    10,000          Kraft Foods, Inc., 6.500%, due 11/01/31              10,747
     3,000          Safeway, Inc., 5.800%, due 08/15/12                   3,056
     7,000          Unilever Capital Corp., 6.875%, due 11/01/05          7,754
                                                                   ------------
                                                                         59,448
                                                                   ------------
                    GAS: 0.01%
     3,000     #    Schlumberger Technology Corp., 6.500%,
                      due 04/15/12                                        3,287
                                                                   ------------
                                                                          3,287
                                                                   ------------
                    INSURANCE: 0.08%
    35,000          Allstate Corp., 7.875%, due 05/01/05                 38,651
                                                                   ------------
                                                                         38,651
                                                                   ------------
                    MACHINERY-DIVERSIFIED: 0.01%
     3,000          Dover Corp., 6.450%, due 11/15/05                     3,273
                                                                   ------------
                                                                          3,273
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    MINING: 0.02%
$   10,000    @@    Alcan, Inc., 4.875%, due 09/15/12              $      9,846
                                                                   ------------
                                                                          9,846
                                                                   ------------
                    OIL & GAS: 0.05%
     2,000    @@    Canadian Natural Resources Ltd., 5.450%,
                      due 10/01/12                                        1,994
    10,000    @@    Conoco Funding Co., 5.450%, due 10/15/06             10,612
    10,000          Conoco, Inc., 5.900%, due 04/15/04                   10,474
     2,000          Devon Energy Corp., 7.950%, due 04/15/32              2,350
                                                                   ------------
                                                                         25,430
                                                                   ------------
                    PHARMACEUTICALS: 0.02%
     8,000          Abbott Laboratories, 5.625%, due 07/01/06             8,556
                                                                   ------------
                                                                          8,556
                                                                   ------------
                    PIPELINES: 0.02%
     5,000          Duke Energy Field Services LLC, 7.875%,
                      due 08/16/10                                        5,200
     4,000          Tennessee Gas Pipeline Co., 7.000%,
                      due 10/15/28                                        3,230
                                                                   ------------
                                                                          8,430
                                                                   ------------
                    REGIONAL (STATE/PROVINCE): 0.05%
    10,000    @@    Province of Ontario, 6.000%, due 02/21/06            10,812
    10,000    @@    Province of Quebec, 7.500%, due 09/15/29             12,272
                                                                   ------------
                                                                         23,084
                                                                   ------------
                    RETAIL: 0.04%
     4,000          May Department Stores Co., 6.900%,
                      due 01/15/32                                        4,089
     5,000          Target Corp., 7.000%, due 07/15/31                    5,587
     8,000          Wal-Mart Stores, Inc., 6.875%, due 08/10/09           9,163
                                                                   ------------
                                                                         18,839
                                                                   ------------
                    SOVEREIGN: 0.01%
     3,000    @@    Mexico Government Intl. Bond, 8.000%,
                      due 09/24/22                                        3,030
                                                                   ------------
                                                                          3,030
                                                                   ------------
                    TELECOMMUNICATIONS: 0.02%
    10,000          Verizon Global Funding Corp., 7.375%,
                      due 09/01/12                                       11,091
                                                                   ------------
                                                                         11,091
                                                                   ------------
                    Total Corporate Bonds (Cost $562,441)               597,240
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.29%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.94%
    46,856          6.000%, due 06/01/28                                 48,111
   334,304          6.500%, due 01/01/24                                348,615
    53,288          7.500%, due 12/01/11                                 56,618
                                                                   ------------
                                                                        453,344
                                                                   ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.44%
    60,000          5.500%, due 01/25/18                                 61,463
   100,000          6.000%, due 01/25/18                                103,844
   280,000          6.000%, due 01/25/33                                286,125
    80,000          6.500%, due 01/25/33                                 82,650
   114,195          6.500%, due 11/01/13                                120,178
    92,026          6.500%, due 11/01/27                                 95,345
   230,000          7.000%, due 01/25/33                                240,206
    30,501          7.500%, due 07/01/11                                 32,446
   144,909          8.500%, due 09/01/26                                157,115
                                                                   ------------
                                                                      1,179,372
                                                                   ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.91%
    60,000          6.000%, due 01/15/33                                 61,631
   106,078          6.500%, due 01/15/29                                110,490
   195,838          7.000%, due 02/15/28                                206,323
    55,517          8.000%, due 07/15/24                                 60,158
                                                                   ------------
                                                                        438,602
                                                                   ------------
                    Total U.S. Government Agency Obligations
                      (Cost $1,999,479)                               2,071,318
                                                                   ------------
U.S. TREASURY OBLIGATIONS: 5.81%
                    U.S. TREASURY BONDS: 1.27%
    43,000          U.S. Treasury Bond, 5.375%, due 02/15/31             45,133
   144,000          U.S. Treasury Bond, 6.125%, due 08/15/29            162,714
    34,000          U.S. Treasury Bond, 6.250%, due 05/15/30             39,154
   270,000          U.S. Treasury Bond, 8.125%, due 05/15/21            365,787
                                                                   ------------
                                                                        612,788
                                                                   ------------
                    U.S. TREASURY NOTES: 4.54%
   523,000          U.S. Treasury Note, 1.875%, due 09/30/04            522,020
   565,000          U.S. Treasury Note, 3.000%, due 01/31/04            574,182
    10,000          U.S. Treasury Note, 3.000%, due 02/29/04             10,169
   164,000          U.S. Treasury Note, 3.000%, due 11/15/07            162,110
    14,000          U.S. Treasury Note, 3.375%, due 04/30/04             14,322
   147,000          U.S. Treasury Note, 3.500%, due 11/15/06            149,969
   265,000          U.S. Treasury Note, 4.000%, due 11/15/12            260,466
    15,000          U.S. Treasury Note, 4.625%, due 05/15/06             15,928
    21,000          U.S. Treasury Note, 4.750%, due 02/15/04             21,794
   125,000          U.S. Treasury Note, 5.000%, due 08/15/11            132,822

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
$  189,000          U.S. Treasury Note, 5.875%, due 11/15/04       $    202,865
    41,000          U.S. Treasury Note, 6.000%, due 08/15/09             46,325
    72,000          U.S. Treasury Note, 6.500%, due 08/15/05             79,737
                                                                   ------------
                                                                      2,192,709
                                                                   ------------
                    Total U.S. Treasury Obligations
                      (Cost $2,780,608)                               2,805,497
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.75%
                    CREDIT CARD ABS: 0.13%
    60,000          Chemical Master Credit Card Trust 1, 7.090%,
                      due 02/15/09                                       66,697
                                                                   ------------
                                                                         66,697
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 0.62%
   300,000          Core Investment Grade Bond Trust I, 4.727%,
                      due 11/30/07                                      297,978
                                                                   ------------
                                                                        297,978
                                                                   ------------
                    Total Collateralized Mortgage Obligations
                      (Cost $362,485)                                   364,675
                                                                   ------------
                    Total Long-Term Investments
                      (Cost $45,055,711)                             45,513,086
                                                                   ------------
SHORT-TERM INVESTMENTS: 3.38%
                    REPURCHASE AGREEMENTS: 3.38%
$1,631,000          State Street Repurchase Agreement dated 11/29/02,
                      1.310%, due 12/02/02, $1,631,178 to be received
                      upon repurchase (Collateralized by $1,630,000
                      FHLMC, 3.250%, Market Value $1,663,896,
                      due 11/15/04)                                $  1,631,000
                                                                   ------------
                    Total Short-Term Investments
                      (Cost $1,631,000)                               1,631,000
                                                                   ------------
                    Total Investments in Securities
                      (Cost $46,686,711)*                 97.66%   $ 47,144,086
                    Other Assets and Liabilities-Net       2.34%      1,129,138
                                                         ------    ------------
                    Net Assets                           100.00%   $ 48,273,224
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund's Board of Directors.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                  $  2,523,854
                    Gross Unrealized Depreciation                    (2,066,479)
                                                                   ------------
                    Net Unrealized Appreciation                    $    457,375
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 64.23%
                    ADVERTISING: 0.03%
     2,100    @@    WPP Group PLC                                  $     17,783
                                                                   ------------
                                                                         17,783
                                                                   ------------
                    AEROSPACE/DEFENSE: 1.20%
     1,300     @    Alliant Techsystems, Inc.                            76,700
     3,050          Boeing Co.                                          103,700
     3,475          Goodrich Corp.                                       63,940
     2,050          Lockheed Martin Corp.                               107,010
     5,450          Rockwell Collins, Inc.                              116,630
     5,100          United Technologies Corp.                           318,597
                                                                   ------------
                                                                        786,577
                                                                   ------------
                    AGRICULTURE: 0.03%
     2,100    @@    British American Tobacco PLC                         18,942
                                                                   ------------
                                                                         18,942
                                                                   ------------
                    AIRLINES: 0.04%
     2,250     @    ExpressJet Holdings, Inc.                            24,187
        50          Southwest Airlines Co.                                  830
                                                                   ------------
                                                                         25,017
                                                                   ------------
                    APPAREL: 0.75%
     3,550     @    Jones Apparel Group, Inc.                           130,640
     4,875          Liz Claiborne, Inc.                                 156,975
     2,400     @    Reebok Intl. Ltd.                                    68,856
     3,325     @    Skechers U.S.A., Inc.                                40,898
     2,600          VF Corp.                                             98,436
                                                                   ------------
                                                                        495,805
                                                                   ------------
                    AUTO MANUFACTURERS: 0.49%
       700    @@    Bayerische Motoren Werke AG                          23,718
     2,100          General Motors Corp.                                 83,370
       500    @@    Honda Motor Co. Ltd.                                 18,825
     2,000    @@    Nissan Motor Co. Ltd.                                15,924
     2,800          Paccar, Inc.                                        137,200
     1,700    @@    Toyota Motor Corp.                                   44,609
                                                                   ------------
                                                                        323,646
                                                                   ------------
                    AUTO PARTS & EQUIPMENT: 0.71%
     2,400     @    American Axle & Manufacturing Holdings, Inc.         57,552
     1,000    @@    Bridgestone Corp.                                    13,357
     2,750          Cooper Tire & Rubber Co.                             43,725
     6,300          Dana Corp.                                           85,050
     4,350     @    Dura Automotive Systems, Inc.                        42,064
     9,850          Goodyear Tire & Rubber Co.                           81,164
     2,750          TRW, Inc.                                           142,148
                                                                   ------------
                                                                        465,060
                                                                   ------------
                    BANKS: 4.58%
     2,900    @@    Australia & New Zealand Banking Group Ltd.           30,531
     3,800    @@    Banco Bilbao Vizcaya Argentaria SA                   39,597
       700    @@    Banco Popular ESPANOL                                29,865
     9,900          Bank of America Corp.                               693,792
     1,700    @@    Bank of Ireland                                      18,576
     5,300          Bank One Corp.                                      209,297
     5,530    @@    Barclays PLC                                         39,991
       400    @@    BNP Paribas                                          16,291
        10          Charter One Financial, Inc.                             301
     3,100          Comerica, Inc.                                      146,723
     1,150   @,@@   Credit Suisse Group                                  27,013
     2,000    @@    DBS Group Holdings Ltd.                              12,680
       400    @@    Deutsche Bank AG                                     20,026
     1,200    @@    Dexia                                                14,674
     2,000    @@    Fortis                                               35,363
     3,700          Hibernia Corp.                                       72,261
     6,200    @@    HSBC Holdings PLC                                    73,522
     5,950          Huntington Bancshares, Inc.                         116,442
     3,700    @@    Lloyds TSB Group PLC                                 31,217
         4    @@    Mitsubishi Tokyo Financial Group, Inc.               24,122
     2,000    @@    National Australia Bank Ltd.                         36,700
     4,050          Regions Financial Corp.                             140,697
     2,107    @@    Royal Bank of Scotland Group PLC                     54,002
       200    @@    Societe Generale                                     11,245
         4    @@    Sumitomo Mitsui Financial Group, Inc.                12,746
       850   @,@@   UBS AG                                               42,765
     8,000    @@    UniCredito Italiano S.p.A.                           31,867
     4,525          Union Planters Corp.                                133,488
     7,900          US BanCorp.                                         173,010
    11,350          Wachovia Corp.                                      398,953
     7,000          Wells Fargo & Co.                                   323,470
                                                                   ------------
                                                                      3,011,227
                                                                   ------------
                    BEVERAGES: 1.29%
     5,450          Anheuser-Busch Cos., Inc.                           267,704
     2,625     @    Constellation Brands, Inc.                           61,740
     2,400    @@    Diageo PLC                                           24,989
       900    @@    Interbrew                                            18,774
    11,150          PepsiCo, Inc.                                       473,652
                                                                   ------------
                                                                        846,859
                                                                   ------------
                    BIOTECHNOLOGY: 0.54%
     6,050     @    Amgen, Inc.                                         285,560
     2,450     @    Invitrogen Corp.                                     68,502
                                                                   ------------
                                                                        354,062
                                                                   ------------
                    BUILDING MATERIALS: 0.07%
     1,100    @@    CRH PLC                                              16,041
     2,000    @@    Tostem Inax Holding Corp.                            27,284
                                                                   ------------
                                                                         43,325
                                                                   ------------
                    CHEMICALS: 0.62%
     3,050          Ashland, Inc.                                        88,968
       400    @@    BASF AG                                              15,615
     4,800          Du Pont EI de Nemours & Co.                         214,176
     6,150     @    Hercules, Inc.                                       57,933
       800    @@    Shin-Etsu Chemical Co. Ltd.                          28,425
                                                                   ------------
                                                                        405,117
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    COMMERCIAL SERVICES: 0.79%
     2,800     @    Corporate Executive Board Co.                  $     92,400
     1,000    @@    Dai Nippon Printing Co. Ltd.                         11,849
     2,250          Deluxe Corp.                                         97,650
     4,050          H&R Block, Inc.                                     155,236
     6,700     @    Quintiles Transnational Corp.                        78,725
     1,750     @    Rent-A-Center, Inc.                                  86,956
                                                                   ------------
                                                                        522,816
                                                                   ------------
                    COMPUTERS: 1.67%
    19,700     @    Dell Computer Corp.                                 562,829
     1,200     @    Fidelity National Information Solutions, Inc.        23,952
     1,000    @@    Fujitsu Ltd.                                          3,569
    12,050          Hewlett-Packard Co.                                 234,734
       600    @@    Hitachi Information Systems Ltd.                     15,989
     2,000     @    Lexmark Intl., Inc.                                 132,280
     1,950     @    Neoware Systems, Inc.                                39,312
     1,375     @    Synopsys, Inc.                                       71,473
       300    @@    TDK Corp.                                            13,226
                                                                   ------------
                                                                      1,097,364
                                                                   ------------
                    COSMETICS/PERSONAL CARE: 1.67%
     1,000    @@    Kao Corp.                                            21,433
    12,800          Procter & Gamble Co.                              1,075,200
                                                                   ------------
                                                                      1,096,633
                                                                   ------------
                    DISTRIBUTION/WHOLESALE: 0.29%
    30,000    @@    Li & Fung Ltd.                                       33,084
     3,000    @@    Mitsui & Co. Ltd.                                    15,158
     1,100     @    Scansource, Inc.                                     80,300
     1,950     @    Tech Data Corp.                                      59,826
                                                                   ------------
                                                                        188,368
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 4.83%
     2,300     @    Affiliated Managers Group                           125,373
     5,500          American Express Co.                                214,115
     2,200          Bear Stearns Cos., Inc.                             140,800
     4,200          Capital One Financial Corp.                         141,960
    20,750          Citigroup, Inc.                                     806,760
     2,850          Countrywide Financial Corp.                         140,505
     7,550          Fannie Mae                                          476,027
     6,550          Freddie Mac                                         377,542
     6,900          Household Intl., Inc.                               198,030
     8,750          JP Morgan Chase & Co.                               220,238
        50          MBNA Corp.                                            1,067
     4,500          Morgan Stanley                                      203,580
     2,000    @@    Nomura Holdings, Inc.                                24,024
       100    @@    ORIX Corp.                                            6,691
    14,950          Providian Financial Corp.                            90,896
       100    @@    Takefuji Corp.                                        5,476
                                                                   ------------
                                                                      3,173,084
                                                                   ------------
                    ELECTRIC: 1.40%
     7,850          CMS Energy Corp.                                     78,107
     3,650          Duke Energy Corp.                                    72,051
     1,200    @@    E.ON AG                                              51,734
    10,150     @    Edison Intl.                                        112,563
     2,400    @@    Enel S.p.A.                                          12,182
     3,700          Exelon Corp.                                        185,703
       750          FPL Group, Inc.                                      44,100
     1,200    @@    Iberdrola SA                                         15,520
     6,275    @@    National Grid Transco PLC                            42,085
    10,250     @    PG&E Corp.                                          141,553
     3,150          PNM Resources, Inc.                                  74,340
     2,800          Southern Co.                                         73,248
     1,100    @@    Tohoku Electric Power Co., Inc.                      15,176
                                                                   ------------
                                                                        918,362
                                                                   ------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.21%
     7,000     @    American Power Conversion                           112,700
     3,000    @@    Hitachi Ltd.                                         12,737
     1,000    @@    Sharp Corp.                                          10,847
                                                                   ------------
                                                                        136,284
                                                                   ------------
                    ELECTRONICS: 0.41%
     3,550          AVX Corp.                                            45,617
     4,450     @    Jabil Circuit, Inc.                                  95,453
       100    @@    Keyence Corp.                                        17,880
     1,300    @@    Koninklijke Philips Electronics NV                   28,487
       200    @@    Kyocera Corp.                                        13,283
       500    @@    Secom Co. Ltd.                                       17,358
    10,750     @    Solectron Corp.                                      49,665
                                                                   ------------
                                                                        267,743
                                                                   ------------
                    ENGINEERING & CONSTRUCTION: 0.16%
     3,450          Fluor Corp.                                          94,599
     5,000    @@    Kajima Corp.                                         12,550
                                                                   ------------
                                                                        107,149
                                                                   ------------
                    ENTERTAINMENT: 0.14%
     1,525     @    Argosy Gaming Co.                                    29,844
     2,625     @    GTECH Holdings Corp.                                 60,349
                                                                   ------------
                                                                         90,193
                                                                   ------------
                    FOOD: 0.78%
     1,000    @@    Ajinomoto Co., Inc.                                   9,991
       700    @@    Carrefour SA                                         30,706
     2,075     @    Chiquita Brands Intl., Inc.                          29,050
     2,725    @@    Fresh Del Monte Produce                              62,402
    29,000    @@    Goodman Fielder Ltd.                                 24,373
       100    @@    Groupe Danone                                        13,082
     1,000    @@    Metro AG                                             24,317
       320    @@    Nestle SA                                            64,614
       705    @@    Numico NV                                             8,614
     2,350          Sensient Technologies Corp.                          57,740
     6,000    @@    Tesco PLC                                            18,942
       800    @@    Unilever NV                                          46,568
     8,100          Winn-Dixie Stores, Inc.                             120,852
                                                                   ------------
                                                                        511,251
                                                                   ------------
                    FOOD SERVICE: 0.02%
     3,000    @@    Compass Group PLC                                    14,720
                                                                   ------------
                                                                         14,720
                                                                   ------------
                    FOREST PRODUCTS & PAPER: 0.31%
     2,400          International Paper Co.                              94,200
     3,900          Plum Creek Timber Co., Inc.                          94,965
     1,300    @@    Stora Enso OYJ                                       15,884
                                                                   ------------
                                                                        205,049
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    GAS: 0.38%
     2,600          Nicor, Inc.                                    $     81,926
     4,350          Northwestern Corp.                                   34,974
     4,700          Sempra Energy                                       108,899
     8,000    @@    Tokyo Gas Co. Ltd.                                   23,796
                                                                   ------------
                                                                        249,595
                                                                   ------------
                    HAND/MACHINE TOOLS: 0.19%
     2,500          Black & Decker Corp.                                107,425
       300    @@    Schneider Electric SA                                14,558
                                                                   ------------
                                                                        121,983
                                                                   ------------
                    HEALTHCARE-PRODUCTS: 2.65%
     6,050          Becton Dickinson & Co.                              179,503
     3,850          Cooper Cos., Inc.                                   108,185
     2,450          CR Bard, Inc.                                       135,975
     2,650     @    Edwards Lifesciences Corp.                           69,748
     5,600     @    Guidant Corp.                                       167,608
     1,200     @    Immucor, Inc.                                        27,564
    14,100          Johnson & Johnson                                   803,982
     3,675     @    Respironics, Inc.                                   106,796
     4,150     @    St. Jude Medical, Inc.                              144,503
                                                                   ------------
                                                                      1,743,864
                                                                   ------------
                    HEALTHCARE-SERVICES: 1.24%
     3,350          Aetna, Inc.                                         126,462
     3,150     @    Anthem, Inc.                                        186,637
     3,850          UnitedHealth Group, Inc.                            313,583
     2,900     @    WellPoint Health Networks                           190,907
                                                                   ------------
                                                                        817,589
                                                                   ------------
                    HOLDING COMPANIES-DIVERSIFIED: 0.04%
     4,000    @@    Hutchison Whampoa Ltd.                               28,083
                                                                   ------------
                                                                         28,083
                                                                   ------------
                    HOME BUILDERS: 0.22%
     1,650          Centex Corp.                                         83,044
     1,450          KB Home                                              64,801
                                                                   ------------
                                                                        147,845
                                                                   ------------
                    HOME FURNISHINGS: 0.07%
     2,000    @@    Matsushita Electric Industrial Co. Ltd.              20,487
       600    @@    Sony Corp.                                           26,502
                                                                   ------------
                                                                         46,989
                                                                   ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.81%
     8,700          American Greetings                                  141,549
     2,300          Avery Dennison Corp.                                148,212
     5,600          Clorox Co.                                          245,504
                                                                   ------------
                                                                        535,265
                                                                   ------------
                    INSURANCE: 3.11%
       150    @@    Allianz AG                                           16,718
     7,700          Allstate Corp.                                      300,531
    11,600          American Intl. Group                                755,740
     1,300    @@    Assicurazioni Generali S.p.A.                        25,943
     2,800    @@    Aviva PLC                                            23,885
     3,550          Cigna Corp.                                         154,531
     3,150          Fidelity National Financial, Inc.                   101,902
     3,750          First American Corp.                                 76,837
         2    @@    Millea Holdings, Inc.                                15,370
       100    @@    Muenchener Rueckversicherungs AG                     13,907
     3,200          Progressive Corp.                                   181,248
       200    @@    Swiss Reinsurance                                    14,942
    13,455     @    Travelers Property Casualty Corp.                   215,280
     6,350          UnumProvident Corp.                                 108,268
       366    @@    Zurich Financial Services AG                         39,353
                                                                   ------------
                                                                      2,044,455
                                                                   ------------
                    INTERNET: 0.24%
     3,025     @    Overture Services, Inc.                              83,130
     2,250     @    United Online, Inc.                                  35,843
     3,525     @    VeriSign, Inc.                                       37,048
                                                                   ------------
                                                                        156,021
                                                                   ------------
                    IRON/STEEL: 0.21%
     3,550          Allegheny Technologies, Inc.                         25,382
    14,000    @@    Nippon Steel Corp.                                   16,999
     6,450          United States Steel Corp.                            93,396
                                                                   ------------
                                                                        135,777
                                                                   ------------
                    LEISURE TIME: 0.24%
     4,150     @    Bally Total Fitness Holding Corp.                    37,142
     2,950          Brunswick Corp.                                      62,009
       975          Polaris Industries, Inc.                             63,209
                                                                   ------------
                                                                        162,360
                                                                   ------------
                    LODGING: 0.19%
     3,050     @    Harrah's Entertainment, Inc.                        122,000
                                                                   ------------
                                                                        122,000
                                                                   ------------
                    MEDIA: 1.26%
     2,100     @    Clear Channel Communications, Inc.                   91,266
     1,625     @    Entercom Communications Corp.                        88,010
       900          Gannett Co., Inc.                                    64,125
     1,500          Meredith Corp.                                       65,415
     2,400    @@    Pearson PLC                                          27,602
     2,100    @@    Reed Elsevier PLC                                    18,452
     6,600     @    Viacom, Inc.                                        310,266
     8,150          Walt Disney Co.                                     161,533
                                                                   ------------
                                                                        826,669
                                                                   ------------
                    METAL FABRICATE/HARDWARE: 0.22%
     2,400          Precision Castparts Corp.                            58,992
     2,775          Quanex Corp.                                         84,915
                                                                   ------------
                                                                        143,907
                                                                   ------------
                    MINING: 0.09%
     7,000    @@    BHP Billiton Ltd.                                    39,692
     3,200    @@    BHP Billiton PLC                                     16,970
                                                                   ------------
                                                                         56,662
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING: 3.23%
     1,700          3M Co.                                           $  220,745
     5,225          Crane Co.                                           107,478
     1,800          Donaldson Co., Inc.                                  67,356
     4,100          Eastman Kodak Co.                                   151,372
     1,000    @@    Fuji Photo Film Co. Ltd.                             32,434
    44,150          General Electric Co.                              1,196,465
     1,625          Harsco Corp.                                         50,229
     2,050          ITT Industries, Inc.                                123,574
     5,000    @@    Mitsubishi Heavy Industries
                    Ltd.                                                 12,672
       600    @@    Siemens AG                                           29,425
     3,000          Textron, Inc.                                       129,300
                                                                     ----------
                                                                      2,121,050
                                                                     ----------
                    OFFICE/BUSINESS EQUIPMENT: 0.37%
     1,000    @@    Canon, Inc.                                          38,057
     9,250          IKON Office Solutions, Inc.                          70,485
    15,800     @    Xerox Corp.                                         137,776
                                                                     ----------
                                                                        246,318
                                                                     ----------
                    OIL & GAS: 2.68%
     5,400          Amerada Hess Corp.                                  302,400
     6,850          Apache Corp.                                        369,078
     6,500    @@    BG Group PLC                                         24,463
    14,630    @@    BP PLC                                               95,220
     7,100          ConocoPhillips                                      339,451
     1,600    @@    ENI-Ente Nazionale
                    Idrocarburi S.p.A.                                   23,236
     2,700    @@    Royal Dutch Petroleum Co                            118,117
       600    @@    Total Fina Elf SA                                    80,521
    14,850          Transocean, Inc.                                    360,855
     2,175          XTO Energy, Inc.                                     52,091
                                                                     ----------
                                                                      1,765,432
                                                                     ----------
                    OIL & GAS SERVICES: 0.07%
     6,225     @    Veritas DGC, Inc.                                    46,003
                                                                     ----------
                                                                         46,003
                                                                     ----------
                    PACKAGING & CONTAINERS: 0.53%
     4,600    @@    Amcor Ltd.                                           21,135
     1,950          Ball Corp.                                           96,486
     7,400     @    Owens-Illinois, Inc.                                116,180
     5,700     @    Pactiv Corp.                                        117,990
                                                                     ----------
                                                                        351,791
                                                                     ----------
                    PHARMACEUTICALS: 2.30%
     7,350          Abbott Laboratories                                 321,783
     2,700     @    AdvancePCS                                           66,663
     1,000    @@    AstraZeneca PLC                                      38,040
       700    @@    Aventis SA                                           38,905
     1,275     @    Express Scripts, Inc.                                64,515
     2,300    @@    GlaxoSmithKline PLC ADR                              87,400
     1,650     @    Medicis Pharmaceutical                               76,313
    10,650          Merck & Co., Inc.                                   632,717
     2,300    @@    Novartis AG                                          85,452
       500    @@    Roche Holding AG                                     35,504
       200    @@    Schering AG                                           8,642
       900    @@    Takeda Chemical Industries
                    Ltd.                                                 37,772
     2,000    @@    Tanabe Seiyaku Co. Ltd.                              18,434
                                                                     ----------
                                                                      1,512,140
                                                                     ----------
                    PIPELINES: 0.09%
     1,725          Equitable Resources, Inc.                            60,841
                                                                     ----------
                                                                         60,841
                                                                     ----------
                    REAL ESTATE: 0.15%
     4,000    @@    Cheung Kong Holdings Ltd.                            29,365
     1,825          LNR Property Corp.                                   66,430
                                                                     ----------
                                                                         95,795
                                                                     ----------
                    REITS: 4.57%
     1,000          Alexandria Real Estate
                    Equities, Inc.                                       40,790
     1,100          Apartment Investment &
                    Management Co.                                       41,107
     2,872          Archstone-Smith Trust                                66,343
     2,600          Bedford Property Investors                           63,960
     3,200          Boston Properties, Inc.                             118,624
     3,400          Boykin Lodging Co.                                   30,940
     1,600          Capital Automotive REIT                              39,568
     3,625          CBL & Associates Properties,
                    Inc.                                                142,462
     4,375          Chelsea Property Group, Inc.                        149,800
     2,000          Colonial Properties Trust                            65,840
     2,500          Commercial Net Lease
                    Realty                                               38,550
     4,500          Corporate Office Properties
                    Trust SBI MD                                         61,335
     2,400          Developers Diversified
                    Realty Corp.                                         52,872
     6,587          Equity Office Properties
                    Trust                                               169,352
     3,600          Equity One, Inc.                                     48,240
     6,106          Equity Residential                                  159,489
     4,250          General Growth Properties,
                    Inc.                                                209,950
     2,500          Glenborough Realty Trust,
                    Inc.                                                 43,125
     1,000          Health Care Property
                    Investors, Inc.                                      43,590
     2,800          Hospitality Properties Trust                         95,480
     9,650          Host Marriott Corp.                                  88,298
     5,700          HRPT Properties Trust                                47,709
     1,800          iStar Financial, Inc.                                49,410
     2,000          Keystone Property Trust                              33,600
     2,100          Kimco Realty Corp.                                   65,835
     2,300          Mack-Cali Realty Corp.                               69,000
     2,400          National Health Investors,
                    Inc.                                                 40,656
     1,000          Pan Pacific Retail Properties,
                    Inc.                                                 35,700
     1,400          Pennsylvania Real Estate
                    Investment Trust                                     35,434
     4,400          Prologis                                            108,152
     1,600          PS Business Parks, Inc.                              48,336
     1,200          Public Storage, Inc.                                 37,332
     3,300          Reckson Associates Realty
                    Corp.                                                67,155
     2,000          Regency Centers Corp.                                61,800
     3,700          Simon Property Group, Inc.                          124,764
     1,400          SL Green Realty Corp.                                44,408
     2,100          Sovran Self Storage, Inc.                            58,800
     1,500          Sun Communities, Inc.                                51,960
     2,400          Taubman Centers, Inc.                                39,072
     5,500          United Dominion Realty
                    Trust, Inc.                                          85,360
     3,400          Ventas, Inc.                                         42,500
     2,300          Vornado Realty Trust                                 85,928
                                                                     ----------
                                                                      3,002,626
                                                                     ----------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    RETAIL: 4.69%
     4,450     @    Big Lots, Inc.                                 $     56,515
     1,200    @@    Compagnie Financiere Richemont AG                    22,615
        25          Darden Restaurants, Inc.                                541
     5,000          Dillard's, Inc.                                      96,600
    11,100          Gap, Inc.                                           176,379
    17,800          Home Depot, Inc.                                    470,276
     1,000    @@    Ito-Yokado Co. Ltd.                                  34,309
     2,250     @    Jack in the Box, Inc.                                45,270
     1,550     @    Kohl's Corp.                                        106,175
     3,200          Lowe's Cos., Inc.                                   132,800
     8,250          Ltd. Brands                                         140,333
     5,850          McDonald's Corp.                                    108,225
     1,475     @    Movie Gallery, Inc.                                  25,311
     6,300     @    Office Depot, Inc.                                  111,573
     1,250     @    Panera Bread Co.                                     46,263
     4,500          RadioShack Corp.                                    106,875
       700          Ross Stores, Inc.                                    32,375
     2,600     @    ShopKo Stores, Inc.                                  37,050
     1,350     @    Sonic Automotive, Inc.                               23,841
     3,300     @    Sports Authority, Inc.                               28,083
     8,350     @    Staples, Inc.                                       161,155
     4,150          Target Corp.                                        144,337
     3,275     @    United Auto Group, Inc.                              44,245
     1,075     @    Urban Outfitters, Inc.                               28,391
    16,750          Wal-Mart Stores, Inc.                               907,180
                                                                   ------------
                                                                      3,086,717
                                                                   ------------
                    SAVINGS & LOANS: 1.47%
     7,100          BankAtlantic BanCorp., Inc.                          66,527
     2,000          Downey Financial Corp.                               79,020
     2,950     @    FirstFed Financial Corp.                             80,387
     3,925          Flagstar BanCorp., Inc.                              71,631
     2,600          Golden West Financial Corp.                         179,920
     3,175          New York Community BanCorp., Inc.                    88,519
     9,050          Washington Mutual, Inc.                             325,619
     2,350          Webster Financial Corp.                              76,610
                                                                   ------------
                                                                        968,233
                                                                   ------------
                    SEMICONDUCTORS: 1.88%
     7,200     @    Applied Materials, Inc.                             122,760
     1,200   @@,@   ASML Holding NV                                      13,684
     7,150     @    GlobespanVirata, Inc.                                30,960
     1,900    @@    Infineon Technologies AG                             19,270
    28,550          Intel Corp.                                         596,124
       400     @    International Rectifier Corp.                         9,984
     3,400     @    Novellus Systems, Inc.                              123,386
       575     @    Omnivision Technologies, Inc.                        10,286
     2,850     @    QLogic Corp.                                        123,804
       100    @@    Rohm Co. Ltd.                                        13,968
       300    @@    STMicroelectronics NV                                 7,668
     7,400          Texas Instruments, Inc.                             148,814
       300    @@    Tokyo Electron Ltd.                                  15,231
                                                                   ------------
                                                                      1,235,939
                                                                   ------------
                    SOFTWARE: 4.50%
     2,850          Automatic Data Processing                           123,889
     5,550     @    BMC Software, Inc.                                   99,345
     4,500     @    Certegy, Inc.                                       108,675
    13,900     @    Compuware Corp.                                      75,894
     1,800     @    Dun & Bradstreet Corp.                               63,486
     2,200     @    Electronic Arts, Inc.                               149,292
     3,500          First Data Corp.                                    121,240
     3,825          Inter-Tel, Inc.                                      96,046
     2,900     @    Mercury Interactive Corp.                            97,092
    23,300     @    Microsoft Corp.                                   1,347,206
    23,300     @    Oracle Corp.                                        283,095
     7,000     @    Peoplesoft, Inc.                                    137,480
     8,050     @    Rational Software Corp.                              74,463
       300    @@    SAP AG                                               26,272
     6,625     @    ScanSoft, Inc.                                       48,628
    12,300     @    Siebel Systems, Inc.                                104,673
                                                                   ------------
                                                                      2,956,776
                                                                   ------------
                    TELECOMMUNICATIONS: 3.18%
    31,300     @    Cisco Systems, Inc.                                 466,996
     1,825     @    Commonwealth Telephone Enterprises, Inc.             70,007
       500     @    Comverse Technology, Inc.                             6,060
     3,000    @@    Deutsche Telekom AG                                  36,446
        50          Motorola, Inc.                                          569
         7    @@    Nippon Telegraph & Telephone Corp.                   27,496
     3,800    @@    Nokia OYJ ADR                                        72,998
        12    @@    NTT DoCoMo, Inc.                                     24,252
     3,625     @    Polycom, Inc.                                        41,361
     3,200    @@    Royal KPN NV                                         21,234
    22,000          Sprint Corp.-FON Group                              320,760
     5,800    @@    Telecom Italia S.p.A.                                47,359
    18,300    @@    Telefonaktiebolaget LM Ericsson                      17,852
     3,100   @,@@   Telefonica SA                                        31,533
    18,800          Verizon Communications, Inc.                        787,344
    63,007    @@    Vodafone Group PLC                                  119,546
                                                                   ------------
                                                                      2,091,813
                                                                   ------------
                    TOYS/GAMES/HOBBIES: 0.26%
       800          Action Performance Cos., Inc.                        17,720
     6,800          Mattel, Inc.                                        140,216
       100    @@    Nintendo Co. Ltd.                                    10,594
                                                                   ------------
                                                                        168,530
                                                                   ------------
                    TRANSPORTATION: 0.04%
         4    @@    East Japan Railway Co.                               18,841
       600    @@    TPG NV                                               10,961
                                                                   ------------
                                                                         29,802
                                                                   ------------
                    VENTURE CAPITAL: 0.01%
       100    @@    Jafco Co. Ltd.                                        4,971
                                                                   ------------
                                                                          4,971
                                                                   ------------
                    WATER: 0.02%
       700    @@    Suez SA                                              12,794
                                                                   ------------
                                                                         12,794
                                                                   ------------
                    Total Common Stock (Cost $41,554,693)            42,219,071
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 3.14%
                    AEROSPACE/DEFENSE: 0.24%
$   20,000          Lockheed Martin Corp., 8.200%, due 12/01/09    $     23,923
    40,000          Raytheon Co., 6.150%, due 11/01/08                   41,825
    80,000          United Technologies Corp., 7.125%,
                      due 11/15/10                                       91,275
                                                                   ------------
                                                                        157,023
                                                                   ------------
                    AUTO MANUFACTURERS: 0.06%
    34,000          DaimlerChrysler NA Holding Corp., 7.200%,
                      due 09/01/09                                       36,452
                                                                   ------------
                                                                         36,452
                                                                   ------------
                    BANKS: 0.25%
    36,000          Bank of America Corp., 4.875%, due 09/15/12          35,345
    20,000          Bank One Corp., 6.500%, due 02/01/06                 21,778
    55,000          Mellon Bank NA, 7.625%, due 09/15/07                 63,518
    40,000          Wachovia Bank, 7.875%, due 02/15/10                  46,744
                                                                   ------------
                                                                        167,385
                                                                   ------------
                    BEVERAGES: 0.22%
    11,000          Anheuser-Busch Cos., Inc., 6.500%,
                      due 02/01/43                                       11,874
    32,000          Coors Brewing Co., 6.375%, due 05/15/12              35,040
    95,000     #    Pepsi Bottling Holdings, Inc., 5.375%,
                      due 02/17/04                                       98,742
                                                                   ------------
                                                                        145,656
                                                                   ------------
                    COSMETICS/PERSONAL CARE: 0.06%
    22,000          Colgate-Palmolive Co., 5.980%, due 04/25/12          23,628
    12,000          Procter & Gamble Co., 6.875%, due 09/15/09           13,574
                                                                   ------------
                                                                         37,202
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.02%
    60,000          American Express Credit Corp., 4.250%,
                      due 02/07/05                                       61,838
    34,000          Associates Corp. of N. America, 6.950%,
                      due 11/01/18                                       37,379
    35,000          Boeing Capital Corp., 7.100%, due 09/27/05           38,013
    60,000          Citigroup, Inc., 7.250%, due 10/01/10                67,409
    38,000          Ford Motor Credit Co., 7.375%, due 10/28/09          36,299
    35,000          Ford Motor Credit Co., 7.500%, due 03/15/05          35,626
    34,000          Ford Motor Credit Co., 7.875%, due 06/15/10          33,829
    65,000          General Electric Capital Corp., 5.000%,
                      due 06/15/07                                       67,425
    24,000          General Motors Acceptance Corp., 7.625%,
                      due 06/15/04                                       25,034
    37,000          General Motors Acceptance Corp., 7.750%,
                      due 01/19/10                                       37,946
     8,000          General Motors Acceptance Corp., 8.000%,
                      due 11/01/31                                        7,827
    30,000          Goldman Sachs Group, Inc., 6.600%,
                      due 01/15/12                                       32,537
   145,000          Household Finance Corp., 5.875%, due 09/25/04       148,917
    20,000          Household Finance Corp., 7.875%, due 03/01/07        21,195
    16,000          Textron Financial Corp., 7.125%, due 12/09/04        17,020
                                                                   ------------
                                                                        668,294
                                                                   ------------
                    ELECTRIC: 0.18%
    15,000          Boston Edison Co., 4.875%, due 10/15/12              14,648
     9,000          Dominion Resources, Inc./VA, 6.250%,
                      due 06/30/12                                        9,370
    21,000          Duke Energy Corp., 7.375%, due 03/01/10              23,014
    38,000          Georgia Power Co., 4.875%, due 07/15/07              38,607
    21,000     #    Pepco Holdings, Inc., 6.450%, due 08/15/12           21,389
    15,000          PSEG Power LLC, 6.950%, due 06/01/12                 14,659
                                                                   ------------
                                                                        121,687
                                                                   ------------
                    FOOD: 0.35%
    55,000          Archer-Daniels-Midland Co., 5.935%,
                      due 10/01/32                                       52,975
    24,000          Conagra Foods, Inc., 7.500%, due 09/15/05            26,616
    30,000          General Mills, Inc., 5.125%, due 02/15/07            31,179
    33,000          Kellogg Co., 7.450%, due 04/01/31                    39,246
    35,000          Kraft Foods, Inc., 6.500%, due 11/01/31              37,613
    11,000          Safeway, Inc., 5.800%, due 08/15/12                  11,207
    29,000          Unilever Capital Corp., 6.875%, due 11/01/05         32,124
                                                                   ------------
                                                                        230,960
                                                                   ------------
                    GAS: 0.02%
    14,000     #    Schlumberger Technology Corp., 6.500%,
                      due 04/15/12                                       15,340
                                                                   ------------
                                                                         15,340
                                                                   ------------
                    INSURANCE: 0.09%
    55,000          Allstate Corp., 7.875%, due 05/01/05                 60,738
                                                                   ------------
                                                                         60,738
                                                                   ------------
                    MACHINERY-DIVERSIFIED: 0.02%
    12,000          Dover Corp., 6.450%, due 11/15/05                    13,093
                                                                   ------------
                                                                         13,093
                                                                   ------------

                 See Accompanying Notes to Financial Statements

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Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    MINING: 0.04%
$   30,000     @@   Alcan, Inc., 4.875%, due 09/15/12              $     29,539
                                                                   ------------
                                                                         29,539
                                                                   ------------
                    OIL & GAS: 0.15%
     7,000    @@    Canadian Natural Resources Ltd., 5.450%,
                      due 10/01/12                                        6,980
    40,000    @@    Conoco Funding Co., 5.450%, due 10/15/06             42,447
    38,000          Conoco, Inc., 5.900%, due 04/15/04                   39,800
     7,000          Devon Energy Corp., 7.950%, due 04/15/32              8,223
                                                                   ------------
                                                                         97,450
                                                                   ------------
                    PHARMACEUTICALS: 0.05%
    31,000          Abbott Laboratories, 5.625%, due 07/01/06            33,153
                                                                   ------------
                                                                         33,153
                                                                   ------------
                    PIPELINES: 0.05%
    19,000          Duke Energy Field Services LLC, 7.875%,
                      due 08/16/10                                       19,761
    17,000          Tennessee Gas Pipeline Co., 7.000%,
                      due 10/15/28                                       13,728
                                                                   ------------
                                                                         33,489
                                                                   ------------
                    REGIONAL (STATE/PROVINCE): 0.12%
    37,000    @@    Province of Ontario, 6.000%, due 02/21/06            40,003
    30,000    @@    Province of Quebec, 7.500%, due 09/15/29             36,816
                                                                   ------------
                                                                         76,819
                                                                   ------------
                    RETAIL: 0.10%
    15,000          May Department Stores Co., 6.900%, due 01/15/32      15,332
    15,000          Target Corp., 7.000%, due 07/15/31                   16,760
    31,000          Wal-Mart Stores, Inc., 6.875%, due 08/10/09          35,506
                                                                   ------------
                                                                         67,598
                                                                   ------------
                    SOVEREIGN: 0.02%
    13,000    @@    Mexico Government Intl. Bond, 8.000%,
                      due 09/24/22                                       13,130
                                                                   ------------
                                                                         13,130
                                                                   ------------
                    TELECOMMUNICATIONS: 0.10%
    60,000          Verizon Global Funding Corp., 7.375%,
                      due 09/01/12                                       66,545
                                                                   ------------
                                                                         66,545
                                                                   ------------
                    Total Corporate Bonds (Cost $1,960,083)           2,071,553
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.38%
                    FEDERAL HOME LOAN MORTGAGE ASSOCIATION: 2.00%
   166,982          6.000%, due 01/01/29                                171,455
   187,423          6.000%, due 06/01/28                                192,444
   800,000          7.000%, due 01/15/33                                835,000
   106,575          7.500%, due 12/01/11                                113,236
                                                                   ------------
                                                                      1,312,135
                                                                   ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 6.76%
   340,000          5.500%, due 01/25/18                                348,288
   520,000          6.000%, due 01/25/18                                539,988
   860,000          6.000%, due 01/25/33                                878,813
 1,690,000          6.500%, due 01/25/33                              1,745,981
   204,376          6.500%, due 02/01/28                                211,472
   266,455          6.500%, due 11/01/13                                280,416
    61,002          7.500%, due 07/01/11                                 64,892
   348,203          8.500%, due 09/01/26                                377,534
                                                                   ------------
                                                                      4,447,384
                                                                   ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.62%
   220,000          6.000%, due 01/15/33                                225,981
   570,000          6.500%, due 01/15/33                                592,622
   144,212          7.000%, due 01/15/28                                151,932
   620,000          7.000%, due 01/15/33                                651,388
    95,171          8.000%, due 07/15/24                                103,129
                                                                   ------------
                                                                      1,725,052
                                                                   ------------
                    Total U.S. Government Agency Obligations
                      (Cost $7,408,580)                               7,484,571
                                                                   ------------
U.S. TREASURY OBLIGATIONS: 13.71%
                    U.S. TREASURY BONDS: 2.70%
   385,000          U.S. Treasury Bond, 5.250%, due 02/15/29            386,609
    55,000          U.S. Treasury Bond, 5.375%, due 02/15/31             57,729
   932,000          U.S. Treasury Bond, 6.125%, due 08/15/29          1,053,124
    92,000          U.S. Treasury Bond, 6.250%, due 05/15/30            105,947
   125,000          U.S. Treasury Bond, 8.125%, due 05/15/21            169,346
                                                                   ------------
                                                                      1,772,755
                                                                   ------------
                    U.S. TREASURY NOTES: 11.01%
 1,723,000          U.S. Treasury Note, 1.875%, due 09/30/04          1,719,771
   500,000          U.S. Treasury Note, 3.000%, due 01/31/04            508,125
    35,000          U.S. Treasury Note, 3.000%, due 02/29/04             35,592
    34,000          U.S. Treasury Note, 3.000%, due 11/15/07             33,608
    32,000          U.S. Treasury Note, 3.375%, due 04/30/04             32,735
 1,018,000          U.S. Treasury Note, 3.500%, due 11/15/06          1,038,560
   514,000          U.S. Treasury Note, 4.000%, due 11/15/12            505,206
   265,000          U.S. Treasury Note, 4.625%, due 05/15/06            281,386

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
$  185,000          U.S. Treasury Note, 4.750%, due 01/31/03       $    186,120
    23,000          U.S. Treasury Note, 4.750%, due 02/15/04             23,870
   445,000          U.S. Treasury Note, 4.875%, due 02/15/12            468,432
   157,000          U.S. Treasury Note, 5.000%, due 08/15/11            166,825
   490,000          U.S. Treasury Note, 5.375%, due 06/30/03            501,734
   325,000          U.S. Treasury Note, 5.625%, due 05/15/08            360,115
   446,000          U.S. Treasury Note, 5.875%, due 11/15/04            478,718
   467,000          U.S. Treasury Note, 6.000%, due 08/15/09            527,655
   136,000          U.S. Treasury Note, 6.500%, due 02/15/10            157,973
   194,000          U.S. Treasury Note, 6.500%, due 08/15/05            214,847
                                                                   ------------
                                                                      7,241,272
                                                                   ------------
                    Total U.S. Treasury Obligations
                      (Cost $8,570,351)                               9,014,027
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.69%
                    CREDIT CARD ABS: 0.24%
   145,000          Chemical Master Credit Card Trust 1, 7.090%,
                      due 02/15/09                                      161,185
                                                                   ------------
                                                                        161,185
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.45%
   960,000          Core Investment Grade Trust, 4.727%,
                      due 11/31/07                                      953,530
                                                                   ------------
                                                                        953,530
                                                                   ------------
                    Total Collateralized Mortgage Obligations
                      (Cost $1,111,005)                               1,114,715
                                                                   ------------
                    Total Long-Term Investments
                      (Cost $60,604,712)                             61,903,937
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 13.43%
                    COMMERCIAL PAPER: 8.66%
$  600,000          Abbey National, 1.310%, due 12/10/02           $    599,804
   400,000          AIG Funding, 1.280%, due 12/04/02                   399,957
   600,000          CDC Commercial Paper, 1.270%, due 12/06/02          599,894
   600,000          Dexia Delaware, Inc., 1.280%, due 12/09/02          599,829
   600,000          Enterprise Funding Corp., 1.290%, due 12/05/02      599,914
   600,000          Salomon Smith Barney, 1.260%, due 12/04/02          599,937
   600,000          Toyota Motor Credit Corp., 1.280%,
                      due 12/09/02                                      599,829
   600,000          UBS Finance, Inc., 1.270%, due 12/11/02             599,788
   500,000          Wal-Mart Stores, Inc., 1.250%, due 12/02/02         499,983
   600,000          Wal-Mart Stores, Inc., 1.270%, due 12/10/02         599,810
                                                                   ------------
                                                                      5,698,745
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Strategic
Allocation Balanced
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    REPURCHASE AGREEMENT: 4.77%
$3,134,000          State Street Repurchase Agreement dated
                      11/29/02, 1.310%, due 12/02/02,
                      $3,134,342 to be received upon repurchase
                      (Collateralized by $3,210,000 FNMA, 0.000%,
                      Market Value $3,198,765, due 02/28/03)       $  3,134,000
                                                                   ------------
                    Total Short-Term Investments
                      (Cost $8,832,745)                               8,832,745
                                                                   ------------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $69,437,457)*                107.58%   $ 70,736,682
                    OTHER ASSETS AND LIABILITIES-NET      -7.58%     (4,984,952)
                                                         ------    ------------
                    NET ASSETS                           100.00%   $ 65,751,730
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund's Board of Directors.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                    Gross Unrealized Appreciation                  $  3,306,297
                    Gross Unrealized Depreciation                    (2,007,072)
                                                                   ------------
                    Net Unrealized Appreciation                    $  1,299,225
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING Strategic
Allocation Income
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 37.18%
                    AEROSPACE/DEFENSE: 0.73%
       500     @    Alliant Techsystems, Inc.                      $     29,500
     1,340          Boeing Co.                                           45,560
     1,350          Goodrich Corp.                                       24,840
       620          Lockheed Martin Corp.                                32,364
     2,100          Rockwell Collins, Inc.                               44,940
     1,840          United Technologies Corp.                           114,945
                                                                   ------------
                                                                        292,149
                                                                   ------------
                    AIRLINES: 0.02%
       850     @    ExpressJet Holdings, Inc.                             9,137
                                                                   ------------
                                                                          9,137
                                                                   ------------
                    APPAREL: 0.50%
     1,080     @    Jones Apparel Group, Inc.                            39,744
     1,920          Liz Claiborne, Inc.                                  61,824
     1,060     @    Reebok Intl. Ltd.                                    30,411
     1,275     @    Skechers U.S.A., Inc.                                15,682
     1,320          VF Corp.                                             49,975
                                                                   ------------
                                                                        197,636
                                                                   ------------
                    AUTO MANUFACTURERS: 0.21%
       800          General Motors Corp.                                 31,760
     1,080          Paccar, Inc.                                         52,920
                                                                   ------------
                                                                         84,680
                                                                   ------------
                    AUTO PARTS & EQUIPMENT: 0.45%
       925     @    American Axle & Manufacturing Holdings, Inc.         22,181
     1,180          Cooper Tire & Rubber Co.                             18,762
     2,440          Dana Corp.                                           32,940
     1,675     @    Dura Automotive Systems, Inc.                        16,197
     3,880          Goodyear Tire & Rubber Co.                           31,971
     1,080          TRW, Inc.                                            55,825
                                                                   ------------
                                                                        177,876
                                                                   ------------
                    BANKS: 2.29%
     3,780          Bank of America Corp.                               264,902
     1,940          Bank One Corp.                                       76,611
     1,200          Comerica, Inc.                                       56,796
     1,425          Hibernia Corp.                                       27,830
     1,600          Huntington Bancshares, Inc.                          31,312
     1,600          Regions Financial Corp.                              55,584
     1,440          Union Planters Corp.                                 42,480
     3,020          US BanCorp.                                          66,138
     4,740          Wachovia Corp.                                      166,611
     2,680          Wells Fargo & Co.                                   123,843
                                                                   ------------
                                                                        912,107
                                                                   ------------
                    BEVERAGES: 0.80%
     2,160          Anheuser-Busch Cos., Inc.                           106,099
     1,000     @    Constellation Brands, Inc.                           23,520
     4,440          PepsiCo, Inc.                                       188,611
                                                                   ------------
                                                                        318,230
                                                                   ------------
                    BIOTECHNOLOGY: 0.34%
     2,320     @    Amgen, Inc.                                         109,504
       925     @    Invitrogen Corp.                                     25,863
                                                                   ------------
                                                                        135,367
                                                                   ------------
                    CHEMICALS: 0.32%
     1,125          Ashland, Inc.                                        32,816
     1,600          Du Pont EI de Nemours & Co.                          71,392
     2,460     @    Hercules, Inc.                                       23,173
                                                                   ------------
                                                                        127,381
                                                                   ------------
                    COMMERCIAL SERVICES: 0.47%
     1,075     @    Corporate Executive Board Co.                        35,475
       960          Deluxe Corp.                                         41,664
     1,240          H&R Block, Inc.                                      47,529
     2,660     @    Quintiles Transnational Corp.                        31,255
       625     @    Rent-A-Center, Inc.                                  31,056
                                                                   ------------
                                                                        186,979
                                                                   ------------
                    COMPUTERS: 1.04%
     7,540     @    Dell Computer Corp.                                 215,418
       450     @    Fidelity National Information Solutions, Inc.         8,982
     4,800          Hewlett-Packard Co.                                  93,504
       800     @    Lexmark Intl., Inc.                                  52,912
       725     @    Neoware Systems, Inc.                                14,616
       525     @    Synopsys, Inc.                                       27,289
                                                                   ------------
                                                                        412,721
                                                                   ------------
                    COSMETICS/PERSONAL CARE: 1.04%
     4,940          Procter & Gamble Co.                                414,960
                                                                   ------------
                                                                        414,960
                                                                   ------------
                    DISTRIBUTION/WHOLESALE: 0.13%
       400     @    Scansource, Inc.                                     29,200
       725     @    Tech Data Corp.                                      22,243
                                                                   ------------
                                                                         51,443
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.98%
       875     @    Affiliated Managers Group                            47,696
     2,100          American Express Co.                                 81,753
       640          Bear Stearns Cos., Inc.                              40,960
     1,380          Capital One Financial Corp.                          46,644
     7,940          Citigroup, Inc.                                     308,707
     1,140          Countrywide Financial Corp.                          56,202
     2,900          Fannie Mae                                          182,845
     2,520          Freddie Mac                                         145,253
     2,760          Household Intl., Inc.                                79,212
     3,400          JP Morgan Chase & Co.                                85,578
        20          MBNA Corp.                                              427
     1,720          Morgan Stanley                                       77,813
     5,940     @    Providian Financial Corp.                            36,115
                                                                   ------------
                                                                      1,189,205
                                                                   ------------
                    ELECTRIC: 0.74%
     1,840          CMS Energy Corp.                                     18,308
     1,400          Duke Energy Corp.                                    27,636
     4,180     @    Edison Intl.                                         46,356
     1,420          Exelon Corp.                                         71,270
       300          FPL Group, Inc.                                      17,640
     4,080     @    PG&E Corp.                                           56,345
     1,200          PNM Resources, Inc.                                  28,320
     1,120          Southern Co.                                         29,299
                                                                   ------------
                                                                        295,174
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING Strategic
Allocation Income
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    ELECTRICAL COMPONENTS & EQUIPMENT: 0.13%
     3,080     @    American Power Conversion                      $     49,588
        50          Molex, Inc.                                           1,402
                                                                   ------------
                                                                         50,990
                                                                   ------------
                    ELECTRONICS: 0.21%
     1,350          AVX Corp.                                            17,348
     2,140     @    Jabil Circuit, Inc.                                  45,903
     4,075     @    Solectron Corp.                                      18,826
                                                                   ------------
                                                                         82,077
                                                                   ------------
                    ENGINEERING & CONSTRUCTION: 0.09%
     1,380          Fluor Corp.                                          37,840
                                                                   ------------
                                                                         37,840
                                                                   ------------
                    ENTERTAINMENT: 0.09%
       575     @    Argosy Gaming Co.                                    11,253
     1,000     @    GTECH Holdings Corp.                                 22,990
                                                                   ------------
                                                                         34,243
                                                                   ------------
                    FOOD: 0.26%
       775     @    Chiquita Brands Intl., Inc.                          10,850
     1,025    @@    Fresh Del Monte Produce                              23,473
       900          Sensient Technologies Corp.                          22,113
     3,220          Winn-Dixie Stores, Inc.                              48,042
                                                                   ------------
                                                                        104,478
                                                                   ------------
                    FOREST PRODUCTS & PAPER: 0.19%
       380          Boise Cascade Corp.                                  10,290
       680          International Paper Co.                              26,690
     1,600          Plum Creek Timber Co., Inc.                          38,960
                                                                   ------------
                                                                         75,940
                                                                   ------------
                    GAS: 0.20%
       720          Nicor, Inc.                                          22,687
     1,675          Northwestern Corp.                                   13,467
     1,800          Sempra Energy                                        41,706
                                                                   ------------
                                                                         77,860
                                                                   ------------
                    HAND/MACHINE TOOLS: 0.08%
       740          Black & Decker Corp.                                 31,798
                                                                   ------------
                                                                         31,798
                                                                   ------------
                    HEALTHCARE-PRODUCTS: 1.68%
     2,340          Becton Dickinson & Co.                               69,428
     1,500          Cooper Cos, Inc.                                     42,150
       925          CR Bard, Inc.                                        51,338
     1,000     @    Edwards Lifesciences Corp.                           26,320
     2,240     @    Guidant Corp.                                        67,043
       450     @    Immucor, Inc.                                        10,337
     5,400          Johnson & Johnson                                   307,908
     1,400     @    Respironics, Inc.                                    40,684
     1,580          St. Jude Medical, Inc.                               55,016
                                                                   ------------
                                                                        670,224
                                                                   ------------
                    HEALTHCARE-SERVICES: 0.79%
     1,320          Aetna, Inc.                                          49,830
     1,220     @    Anthem, Inc.                                         72,285
     1,480          UnitedHealth Group, Inc.                            120,546
     1,120     @    WellPoint Health Networks                            73,730
                                                                   ------------
                                                                        316,391
                                                                   ------------
                    HOME BUILDERS: 0.16%
       720          Centex Corp.                                         36,238
       660          KB Home                                              29,495
                                                                   ------------
                                                                         65,733
                                                                   ------------
                    HOUSEHOLD PRODUCTS/WARES: 0.52%
     3,310     @    American Greetings                                   53,854
       880          Avery Dennison Corp.                                 56,707
     2,220          Clorox Co.                                           97,325
                                                                   ------------
                                                                        207,886
                                                                   ------------
                    INSURANCE: 1.83%
     2,980          Allstate Corp.                                      116,309
     4,480          American Intl. Group                                291,872
     1,380          Cigna Corp.                                          60,071
     1,200          Fidelity National Financial, Inc.                    38,820
     1,425          First American Corp.                                 29,198
     1,220          Progressive Corp.                                    69,101
     5,147     @    Travelers Property Casualty Corp.                    82,352
     2,500          UnumProvident Corp.                                  42,625
                                                                   ------------
                                                                        730,348
                                                                   ------------
                    INTERNET: 0.15%
     1,150     @    Overture Services, Inc.                              31,603
       850     @    United Online, Inc.                                  13,540
     1,350     @    VeriSign, Inc.                                       14,188
                                                                   ------------
                                                                         59,331
                                                                   ------------
                    IRON/STEEL: 0.11%
     1,320          Allegheny Technologies, Inc.                          9,438
     2,480          United States Steel Corp.                            35,910
                                                                   ------------
                                                                         45,348
                                                                   ------------
                    LEISURE TIME: 0.16%
     1,575     @    Bally Total Fitness Holding Corp.                    14,096
     1,280          Brunswick Corp.                                      26,906
       375          Polaris Industries, Inc.                             24,311
                                                                   ------------
                                                                         65,313
                                                                   ------------
                    LODGING: 0.09%
       940     @    Harrah's Entertainment, Inc.                         37,600
                                                                   ------------
                                                                         37,600
                                                                   ------------
                    MEDIA: 0.80%
       840     @    Clear Channel Communications, Inc.                   36,506
       600     @    Entercom Communications Corp.                        32,496
       360          Gannett Co., Inc.                                    25,650
       600          Meredith Corp.                                       26,166
     2,820     @    Viacom, Inc.                                        132,568
     3,240          Walt Disney Co.                                      64,217
                                                                   ------------
                                                                        317,603
                                                                   ------------
                    METAL FABRICATE/HARDWARE: 0.14%
       925          Precision Castparts Corp.                            22,736
     1,025          Quanex Corp.                                         31,365
                                                                   ------------
                                                                         54,101
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING Strategic
Allocation Income
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
                    MISCELLANEOUS MANUFACTURING: 1.98%
       640          3M Co.                                         $     83,104
     2,005          Crane Co.                                            41,243
       675          Donaldson Co., Inc.                                  25,258
     1,560          Eastman Kodak Co.                                    57,595
    17,060          General Electric Co.                                462,326
       625          Harsco Corp.                                         19,319
       800          ITT Industries, Inc.                                 48,224
     1,200          Textron, Inc.                                        51,720
                                                                   ------------
                                                                        788,789
                                                                   ------------
                    OFFICE/BUSINESS EQUIPMENT: 0.20%
     3,450          IKON Office Solutions, Inc.                          26,289
     6,220     @    Xerox Corp.                                          54,238
                                                                   ------------
                                                                         80,527
                                                                   ------------
                    OIL & GAS: 1.37%
     2,060          Amerada Hess Corp.                                  115,360
     2,620          Apache Corp.                                        141,166
     2,720          ConocoPhillips                                      130,043
     5,680          Transocean, Inc.                                    138,024
       825          XTO Energy, Inc.                                     19,759
                                                                   ------------
                                                                        544,352
                                                                   ------------
                    OIL & GAS SERVICES: 0.04%
     2,375     @    Veritas DGC, Inc.                                    17,551
                                                                   ------------
                                                                         17,551
                                                                   ------------
                    PACKAGING & CONTAINERS: 0.32%
       780          Ball Corp.                                           38,594
     2,800     @    Owens-Illinois, Inc.                                 43,960
     2,180     @    Pactiv Corp.                                         45,126
                                                                   ------------
                                                                        127,680
                                                                   ------------
                    PHARMACEUTICALS: 1.12%
     2,820          Abbott Laboratories                                 123,460
     1,025     @    AdvancePCS                                           25,307
       500     @    Express Scripts, Inc.                                25,300
       625     @    Medicis Pharmaceutical                               28,906
     4,080          Merck & Co., Inc.                                   242,393
                                                                   ------------
                                                                        445,366
                                                                   ------------
                    PIPELINES: 0.06%
       650          Equitable Resources, Inc.                            22,926
                                                                   ------------
                                                                         22,926
                                                                   ------------
                    REAL ESTATE: 0.06%
       700          LNR Property Corp.                                   25,480
                                                                   ------------
                                                                         25,480
                                                                   ------------
                    REITS: 2.98%
       400          Alexandria Real Estate Equities, Inc.                16,316
       500          Apartment Investment & Management Co.                18,685
     1,185          Archstone-Smith Trust                                27,374
     1,000          Bedford Property Investors                           24,600
     1,300          Boston Properties, Inc.                              48,191
     1,400          Boykin Lodging Co.                                   12,740
       600          Capital Automotive REIT                              14,838
     1,425          CBL & Associates Properties, Inc.                    56,003
     1,625          Chelsea Property Group, Inc.                         55,640
       800          Colonial Properties Trust                            26,336
     1,000          Commercial Net Lease Realty                          15,420
     1,800          Corporate Office Properties Trust SBI MD             24,534
     1,000          Developers Diversified Realty Corp.                  22,030
     2,593          Equity Office Properties Trust                       66,666
     1,400          Equity One, Inc.                                     18,760
     2,404          Equity Residential                                   62,792
     1,600          General Growth Properties, Inc.                      79,040
     1,000          Glenborough Realty Trust, Inc.                       17,250
       400          Health Care Property Investors, Inc.                 17,436
     1,100          Hospitality Properties Trust                         37,510
     3,800     @    Host Marriott Corp.                                  34,770
     2,300          HRPT Properties Trust                                19,251
       700          iStar Financial, Inc.                                19,215
       800          Keystone Property Trust                              13,440
       800          Kimco Realty Corp.                                   25,080
       900          Mack-Cali Realty Corp.                               27,000
       900          National Health Investors, Inc.                      15,246
       400          Pan Pacific Retail Properties, Inc.                  14,280
       600          Pennsylvania Real Estate Investment Trust            15,186
     1,700          Prologis                                             41,786
       700          PS Business Parks, Inc.                              21,147
       500          Public Storage, Inc.                                 15,555
     1,400          Reckson Associates Realty Corp.                      28,490
       800          Regency Centers Corp.                                24,720
     1,500          Simon Property Group, Inc.                           50,580
       600          SL Green Realty Corp.                                19,032
       800          Sovran Self Storage, Inc.                            22,400
       600          Sun Communities, Inc.                                20,784
       800          Taubman Centers, Inc.                                13,024
     2,200          United Dominion Realty Trust, Inc.                   34,144
     1,300          Ventas, Inc.                                         16,250
       900          Vornado Realty Trust                                 33,624
                                                                   ------------
                                                                      1,187,165
                                                                   ------------
                    RETAIL: 2.83%
     1,780     @    Big Lots, Inc.                                       22,606
     1,180          Dillard's, Inc.                                      22,798
     4,260          Gap, Inc.                                            67,691
     6,880          Home Depot, Inc.                                    181,770
       850     @    Jack in the Box, Inc.                                17,102
       440     @    Kohl's Corp.                                         30,140
     1,240          Lowe's Cos., Inc.                                    51,460
     3,240          Ltd. Brands                                          55,112
     1,740          McDonald's Corp.                                     32,190
       575     @    Movie Gallery, Inc.                                   9,867
     3,220     @    Office Depot, Inc.                                   57,026
       475     @    Panera Bread Co.                                     17,580
     1,980          RadioShack Corp.                                     47,025
       275          Ross Stores, Inc.                                    12,719
       975          ShopKo Stores, Inc.                                  13,894
       500     @    Sonic Automotive, Inc.                                8,830
     1,250     @    Sports Authority, Inc.                               10,637
     2,800     @    Staples, Inc.                                        54,040
     1,200          Target Corp.                                         41,736

                 See Accompanying Notes to Financial Statements

ING Strategic
Allocation Income
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                 Value
--------------------------------------------------------------------------------
     1,250     @    United Auto Group, Inc.                        $     16,887
       400     @    Urban Outfitters, Inc.                               10,564
     6,400          Wal-Mart Stores, Inc.                               346,624
                                                                   ------------
                                                                      1,128,298
                                                                   ------------
                    SAVINGS & LOANS: 0.92%
     2,700          BankAtlantic BanCorp., Inc.                          25,299
       750          Downey Financial Corp.                               29,633
     1,125     @    FirstFed Financial Corp.                             30,656
     1,500          Flagstar BanCorp., Inc.                              27,375
       960          Golden West Financial Corp.                          66,432
     1,225          New York Community BanCorp., Inc.                    34,153
     3,470          Washington Mutual, Inc.                             124,851
       900          Webster Financial Corp.                              29,340
                                                                   ------------
                                                                        367,739
                                                                   ------------
                    SEMICONDUCTORS: 1.03%
     2,280     @    Applied Materials, Inc.                              38,874
     2,700     @    GlobespanVirata, Inc.                                11,691
    10,940          Intel Corp.                                         228,427
       150     @    International Rectifier Corp.                         3,744
     1,300     @    Novellus Systems, Inc.                               47,177
       225     @    Omnivision Technologies, Inc.                         4,025
       740     @    QLogic Corp.                                         32,146
     2,260          Texas Instruments, Inc.                              45,449
                                                                   ------------
                                                                        411,533
                                                                   ------------
                    SOFTWARE: 2.75%
     1,120          Automatic Data Processing                            48,686
     2,180     @    BMC Software, Inc.                                   39,022
     1,700     @    Certegy, Inc.                                        41,055
     5,480     @    Compuware Corp.                                      29,921
       675     @    Dun & Bradstreet Corp.                               23,807
       840     @    Electronic Arts, Inc.                                57,002
     1,080          First Data Corp.                                     37,411
     1,475          Inter-Tel, Inc.                                      37,037
     1,140     @    Mercury Interactive Corp.                            38,167
     8,920     @    Microsoft Corp.                                     515,754
     7,840     @    Oracle Corp.                                         95,256
     2,020     @    Peoplesoft, Inc.                                     39,673
     3,540     @    Rational Software Corp.                              32,745
     2,525     @    ScanSoft, Inc.                                       18,533
     4,900     @    Siebel Systems, Inc.                                 41,699
                                                                   ------------
                                                                      1,095,768
                                                                   ------------
                    TELECOMMUNICATIONS: 1.63%
    12,000     @    Cisco Systems, Inc.                                 179,040
       700     @    Commonwealth Telephone Enterprises, Inc.             26,852
        20          Motorola, Inc.                                          228
     1,375     @    Polycom, Inc.                                        15,689
     8,500          Sprint Corp.-FON Group                              123,930
     7,260          Verizon Communications, Inc.                        304,049
                                                                   ------------
                                                                        649,788
                                                                   ------------
                    TOYS/GAMES/HOBBIES: 0.15%
       300          Action Performance Cos., Inc.                         6,645
     2,600          Mattel, Inc.                                         53,612
                                                                   ------------
                                                                         60,257
                                                                   ------------
                    Total Common Stocks (Cost $14,637,259)           14,823,368
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
CORPORATE BONDS: 5.55%
                    AEROSPACE/DEFENSE: 0.36%
$   20,000          Lockheed Martin Corp., 8.200%, due 12/01/09    $     23,923
    50,000          Raytheon Co., 6.150%, due 11/01/08                   52,281
    60,000          United Technologies Corp., 7.125%,
                      due 11/15/10                                       68,457
                                                                   ------------
                                                                        144,661
                                                                   ------------
                    AUTO MANUFACTURERS: 0.10%
    38,000          DaimlerChrysler NA Holding Corp., 7.200%,
                      due 09/01/09                                       40,740
                                                                   ------------
                                                                         40,740
                                                                   ------------
                    BANKS: 0.37%
    40,000          Bank of America Corp., 4.875%, due 09/15/12          39,272
    20,000          Bank One Corp., 6.500%, due 02/01/06                 21,778
    40,000          Mellon Bank NA, 7.625%, due 09/15/07                 46,195
    35,000          Wachovia Bank, 7.875%, due 02/15/10                  40,901
                                                                   ------------
                                                                        148,146
                                                                   ------------
                    BEVERAGES: 0.36%
    13,000          Anheuser-Busch Cos., Inc., 6.500%,
                      due 02/01/43                                       14,034
    33,000          Coors Brewing Co., 6.375%, due 05/15/12              36,135
    90,000     #    Pepsi Bottling Holdings, Inc., 5.375%,
                      due 02/17/04                                       93,545
                                                                   ------------
                                                                        143,714
                                                                   ------------
                    COSMETICS/PERSONAL CARE: 0.11%
    25,000          Colgate-Palmolive Co., 5.980%, due 04/25/12          26,850
    14,000          Procter & Gamble Co., 6.875%, due 09/15/09           15,837
                                                                   ------------
                                                                         42,687
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 1.88%
    50,000          American Express Credit Corp., 4.250%,
                      due 02/07/05                                       51,532
    65,000          Associates Corp. of N. America, 6.950%,
                      due 11/01/18                                       71,461
    50,000          Boeing Capital Corp., 7.100%, due 09/27/05           54,305
    70,000          Citigroup, Inc., 7.250%, due 10/01/10                78,644

                See Accompanying Notes to Financial Statements

ING Strategic
Allocation Income
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
$   44,000          Ford Motor Credit Co., 7.375%, due 10/28/09    $     42,031
    39,000          Ford Motor Credit Co., 7.500%, due 03/15/05          39,698
    38,000          Ford Motor Credit Co., 7.875%, due 06/15/10          37,809
    70,000          General Electric Capital Corp., 5.000%,
                      due 06/15/07                                       72,611
    27,000          General Motors Acceptance Corp., 7.625%,
                      due 06/15/04                                       28,164
    40,000          General Motors Acceptance Corp., 7.750%,
                      due 01/19/10                                       41,023
     9,000          General Motors Acceptance Corp., 8.000%,
                      due 11/01/31                                        8,806
    30,000          Goldman Sachs Group, Inc., 6.600%,
                      due 01/15/12                                       32,537
   150,000          Household Finance Corp., 5.875%, due 09/25/04       154,052
    15,000          Household Finance Corp., 7.875%, due 03/01/07        15,897
    17,000          Textron Financial Corp., 7.125%, due 12/09/04        18,083
                                                                   ------------
                                                                        746,653
                                                                   ------------
                    ELECTRIC: 0.33%
    15,000          Boston Edison Co., 4.875%, due 10/15/12              14,648
    10,000          Dominion Resources, Inc., 6.250%, due 06/30/12       10,411
    23,000          Duke Energy Corp., 7.375%, due 03/01/10              25,205
    42,000          Georgia Power Co., 4.875%, due 07/15/07              42,671
    23,000     #    Pepco Holdings, Inc., 6.450%, due 08/15/12           23,426
    16,000          PSEG Power LLC, 6.950%, due 06/01/12                 15,636
                                                                   ------------
                                                                        131,997
                                                                   ------------
                    FOOD: 0.65%
    65,000          Archer-Daniels-Midland Co., 5.935%,
                      due 10/01/32                                       62,607
    27,000          Conagra Foods, Inc., 7.500%, due 09/15/05            29,943
    33,000          General Mills, Inc., 5.125%, due 02/15/07            34,297
    36,000          Kellogg Co., 7.450%, due 04/01/31                    42,814
    40,000          Kraft Foods, Inc., 6.500%, due 11/01/31              42,987
    12,000          Safeway, Inc., 5.800%, due 08/15/12                  12,226
    32,000          Unilever Capital Corp., 6.875%, due 11/01/05         35,447
                                                                   ------------
                                                                        260,321
                                                                   ------------
                    GAS: 0.04%
    15,000     #    Schlumberger Technology Corp., 6.500%,
                      due 04/15/12                                       16,436
                                                                   ------------
                                                                         16,436
                                                                   ------------
                    INSURANCE: 0.12%
    45,000          Allstate Corp., 7.875%, due 05/01/05                 49,695
                                                                   ------------
                                                                         49,695
                                                                   ------------
                    MACHINERY-DIVERSIFIED: 0.04%
    14,000          Dover Corp., 6.450%, due 11/15/05                    15,276
                                                                   ------------
                                                                         15,276
                                                                   ------------
                    MINING: 0.09%
    35,000    @@    Alcan, Inc., 4.875%, due 09/15/12                    34,463
                                                                   ------------
                                                                         34,463
                                                                   ------------
                    OIL & GAS: 0.28%
     8,000    @@    Canadian Natural Resources Ltd., 5.450%,
                      due 10/01/12                                        7,978
    50,000    @@    Conoco Funding Co., 5.450%, due 10/15/06             53,059
    40,000          Conoco, Inc., 5.900%, due 04/15/04                   41,895
     7,000          Devon Energy Corp., 7.950%, due 04/15/32              8,223
                                                                   ------------
                                                                        111,155
                                                                   ------------
                    PHARMACEUTICALS: 0.09%
    34,000          Abbott Laboratories, 5.625%, due 07/01/06            36,361
                                                                   ------------
                                                                         36,361
                                                                   ------------
                    PIPELINES: 0.09%
    21,000          Duke Energy Field Services LLC, 7.875%,
                      due 08/16/10                                       21,841
    19,000          Tennessee Gas Pipeline Co., 7.000%,
                      due 10/15/28                                       15,343
                                                                   ------------
                                                                         37,184
                                                                   ------------
                    REGIONAL (STATE/PROVINCE): 0.23%
    41,000    @@    Province of Ontario, 6.000%, due 02/21/06            44,328
    40,000    @@    Province of Quebec, 7.500%, due 09/15/29             49,088
                                                                   ------------
                                                                         93,416
                                                                   ------------
                    RETAIL: 0.20%
    17,000          May Department Stores Co., 6.900%, due 01/15/32      17,376
    20,000          Target Corp., 7.000%, due 07/15/31                   22,347
    35,000          Wal-Mart Stores, Inc., 6.875%, due 08/10/09          40,087
                                                                   ------------
                                                                         79,810
                                                                   ------------
                    SOVEREIGN: 0.04%
    15,000    @@    Mexico Government Intl. Bond, 8.000%,
                      due 09/24/22                                       15,150
                                                                   ------------
                                                                         15,150
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING Strategic
Allocation Income
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
                    TELECOMMUNICATIONS: 0.17%
$   60,000          Verizon Global Funding Corp., 7.375%,
                      due 09/01/12                                 $     66,545
                                                                   ------------
                                                                         66,545
                                                                   ------------
                    Total Corporate Bonds (Cost $2,099,038)           2,214,410
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.17%
                    FEDERAL HOME LOAN MORTGAGE ASSOCIATION: 2.70%
   140,568          6.000%, due 06/01/28                                144,333
   116,212          6.000%, due 12/01/28                                119,326
   700,000          7.000%, due 01/15/33                                730,625
    79,721          7.500%, due 12/01/11                                 84,704
                                                                   ------------
                                                                      1,078,988
                                                                   ------------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.62%
   380,000          5.500%, due 01/25/18                                389,262
   600,000          6.000%, due 01/25/18                                623,063
   920,000          6.000%, due 01/25/33                                940,125
 1,360,000          6.500%, due 01/25/33                              1,405,050
   164,414          6.500%, due 02/01/28                                170,123
   188,800          6.500%, due 08/01/28                                195,355
   228,390          6.500%, due 11/01/13                                240,357
   100,000          7.000%, due 01/25/33                                104,437
    45,960          7.500%, due 07/01/11                                 48,891
   209,936          7.500%, due 11/01/30                                221,948
   272,116          8.500%, due 09/01/26                                295,037
                                                                   ------------
                                                                      4,633,648
                                                                   ------------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 4.85%
   230,000          6.000%, due 01/15/33                                236,253
   250,000          6.500%, due 01/15/33                                259,922
    99,023          6.500%, due 02/15/26                                103,387
   116,015          6.500%, due 02/15/29                                120,841
   510,000          7.000%, due 01/15/33                                535,819
   134,579          7.000%, due 02/15/28                                141,784
    94,826          7.000%, due 02/15/28                                 99,903
   170,737          7.000%, due 04/15/27                                180,189
   198,269          7.500%, due 12/15/23                                212,424
    39,655          8.000%, due 07/15/24                                 42,970
                                                                   ------------
                                                                      1,933,492
                                                                   ------------
                    Total U.S. Government Agency Obligations
                      (Cost $7,540,035)                               7,646,128
                                                                   ------------
U.S. TREASURY OBLIGATIONS: 24.53%
                    U.S. TREASURY BONDS: 5.12%
    75,000          U.S. Treasury Bond, 5.250%, due 02/15/29             75,314
    24,000          U.S. Treasury Bond, 5.375%, due 02/15/31             25,191
 1,237,000          U.S. Treasury Bond, 6.125%, due 08/15/29          1,397,762
    60,000          U.S. Treasury Bond, 6.250%, due 05/15/30             69,096
   350,000          U.S. Treasury Bond, 8.125%, due 05/15/21            474,168
                                                                   ------------
                                                                      2,041,531
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
U.S. TREASURY NOTES: 19.41%
$1,451,000          U.S. Treasury Note, 1.875%, due 09/30/04       $  1,448,281
   300,000          U.S. Treasury Note, 3.000%, due 01/31/04            304,875
    35,000          U.S. Treasury Note, 3.000%, due 02/29/04             35,592
    67,000          U.S. Treasury Note, 3.000%, due 11/15/07             66,228
    13,000          U.S. Treasury Note, 3.375%, due 04/30/04             13,299
   639,000          U.S. Treasury Note, 3.500%, due 11/15/06            651,905
   855,000          U.S. Treasury Note, 4.000%, due 11/15/12            840,372
   910,000          U.S. Treasury Note, 4.250%, due 05/31/03            923,793
   162,000          U.S. Treasury Note, 4.625%, due 05/15/06            172,017
   132,000          U.S. Treasury Note, 5.000%, due 02/15/11            140,518
    76,000          U.S. Treasury Note, 5.000%, due 08/15/11             80,756
   190,000          U.S. Treasury Note, 5.250%, due 08/15/03            195,166
   165,000          U.S. Treasury Note, 5.500%, due 03/31/03            167,340
   200,000          U.S. Treasury Note, 5.625%, due 05/15/08            221,609
    95,000          U.S. Treasury Note, 5.750%, due 08/15/10            105,888
   822,000          U.S. Treasury Note, 5.875%, due 11/15/04            882,302
   600,000          U.S. Treasury Note, 6.000%, due 08/15/04            641,227
   665,000          U.S. Treasury Note, 6.000%, due 08/15/09            751,372
    87,000          U.S. Treasury Note, 6.500%, due 08/15/05             96,349
                                                                   ------------
                                                                      7,738,889
                                                                   ------------
                    Total U.S. Treasury Obligations
                      (Cost $9,325,193)                               9,780,420
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.02%
                    CREDIT CARD ABS: 0.40%
   145,000          Chemical Master Credit Card Trust 1, 7.090%,
                      due 02/15/09                                      161,185
                                                                   ------------
                                                                        161,185
                                                                   ------------
                    DIVERSIFIED FINANCIAL SERVICES: 2.62%
 1,050,000          Core Investment Grade Bond Trust I, 4.727%,
                      due 11/30/07                                    1,042,923
                                                                   ------------
                                                                      1,042,923
                                                                   ------------
                    Total Collateralized Mortgage Obligations
                      (Cost $1,201,005)                               1,204,108
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING Strategic
Allocation Income
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 23.13%
                    COMMERCIAL PAPER: 17.05%
$  400,000          Abbey National, 1.310%, due 12/10/02           $    399,869
 1,100,000          AIG Funding, 1.280%, due 12/04/02                 1,099,883
   400,000          BellSouth Corp., 1.280%, due 12/12/02               399,844
   400,000          Bristol-Myers Squibb Co., 1.290%, due 12/13/02      399,828
   400,000          CDC Commercial Paper, 1.270%, due 12/06/02          399,929
   500,000          Dexia Delaware, Inc., 1.280%, due 12/09/02          499,858
   400,000          Enterprise Funding Corp., 1.290%, due 12/05/02      399,943
   400,000          Salomon Smith Barney, 1.260%, due 12/04/02          399,958
   400,000          Toyota Motor Credit Corp., 1.280%,
                      due 12/09/02                                      399,886
   400,000          Transamerica Financial, 1.280%, due 12/10/02        399,872
   400,000          UBS Finance, Inc., 1.270%, due 12/11/02             399,859
 1,100,000          Wal-Mart Stores, Inc,, 1.270%, due 12/10/02       1,099,651
   500,000          Wal-Mart Stores, Inc., 1.250%, due 12/02/02         499,983
                                                                   ------------
                                                                      6,798,363
                                                                   ------------
                    REPURCHASE AGREEMENT: 6.08%
 2,427,000          State Street Repurchase Agreement dated
                      11/29/02, 1.310%, due 12/02/02,
                      $2,427,265 to be received upon repurchase
                      (Collateralized by $2,475,000 FHLB, 1.700%,
                      Market Value $2,476,985, due 12/05/03)       $  2,427,000
                                                                   ------------
                    Total Short-Term Investments
                      (Cost $9,225,363)                               9,225,363
                                                                   ------------
                    TOTAL INVESTMENTS IN SECURITIES
                      (COST $44,027,893)*                112.58%   $ 44,893,797
                    OTHER ASSETS AND LIABILITIES-NET     -12.58%     (5,017,568)
                                                         ------    ------------
                    NET ASSETS                           100.00%   $ 39,876,229
                                                         ======    ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Fund's Board of Directors.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                   Gross Unrealized Appreciation                   $  1,689,086
                   Gross Unrealized Depreciation                       (823,182)
                                                                   ------------
                   Net Unrealized Appreciation                     $    865,904
                                                                   ============

                 See Accompanying Notes to Financial Statements

                  DIRECTOR AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Fund is set forth below:

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN           OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX       DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY          HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
         -------            --------------     -----------          ---------------          ----------------   ----------------
NON-INTERESTED DIRECTORS:

Albert E. DePrince, Jr.        Director        June 1998 to     Director, Business and              54                --
7337 E. Doubletree Ranch Rd.                   present          Economic Research Center,
Scottsdale, AZ 85258                                            1999 to present, and
Born: 1941                                                      Professor of Economics
                                                                and Finance, Middle
                                                                Tennessee State University,
                                                                1991 to present.

Maria T. Fighetti              Director        April 1994 to    Associate Commissioner              54                --
7337 E. Doubletree Ranch Rd.                   October 2002     for Contract Management,
Scottsdale, AZ 85258                                            Health Services, New York
Born: 1943                                                      City Department of
                                                                Mental Health, Mental
                                                                Retardation and Alcohol
                                                                Services, 1996 to October
                                                                2002.

David L. Grove                 Director        June 1991 to     Private Investor;                   54                --
7337 E. Doubletree Ranch Rd.                   present          Economic/Financial
Scottsdale, AZ 85258                                            Consultant, December 1985 to
Born: 1918                                                      present.

Sidney Koch                    Director        April 1994 to    Financial Adviser,                  54                --
7337 E. Doubletree Ranch Rd.                   present          self-employed, January 1993
Scottsdale, AZ 85258                                            to present.
Born: 1935

Corine T. Norgaard             Director        June 1991 to     Dean of the Barney School           54                --
7337 E. Doubletree Ranch Rd.                   present          of Business, University of
Scottsdale, AZ 85258                                            Hartford (West Hartford,
Born: 1937                                                      CT), August 1996 to
                                                                present.

Edward T. O'Dell               Director        June 2002 to     Formerly, Partner/Chairman          54                --
7337 E. Doubletree Ranch Rd.                   present          of Financial Service Group,
Scottsdale, AZ 85258                                            Goodwin Proctor LLP (January
Born: 1935                                                      1970 to September 2000);
                                                                Chairman, Committee I --
                                                                International Bar
                                                                Association (1995 to 1999).

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN           OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX       DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY          HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
         -------            --------------     -----------          ---------------          ----------------   ----------------
INTERESTED DIRECTORS:

J. Scott Fox                   Director        Since 1997       Chief Executive Officer             54         Mr. Fox serves as
7337 E. Doubletree Ranch Rd.                                    (July 2001 to present),                        Director of the Board
Scottsdale, AZ 85258                                            President (April 2001 to                       of IPC Financial
Born: 1955                                                      present), Director, Chief                      Network, Inc.
                                                                Operating Officer (April                       (January 2001 to
                                                                1994 to present), Chief                        present).
                                                                Financial Officer (April
                                                                1994 to July 2001), Managing
                                                                Director (April 1994 to
                                                                April 2001), Aeltus
                                                                Investment Management, Inc.;
                                                                Executive Vice President
                                                                (April 2001 to present),
                                                                Director, Chief Operating
                                                                Officer (February 1995 to
                                                                present), Chief Financial
                                                                Officer, Managing Director
                                                                (February 1995 to April
                                                                2001), Aeltus Capital, Inc.;
                                                                Senior Vice President --
                                                                Operations, Aetna Life
                                                                Insurance and Annuity
                                                                Company, March 1997 to
                                                                December 1997.

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN           OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX       DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY          HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE   DIRECTOR/TRUSTEE
         -------            --------------     -----------          ---------------          ----------------   ----------------
Thomas J. McInerney            Trustee         February 2001    Chief Executive Officer, ING       158         Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                   to Present       U.S. Financial Services                        as a Director/Trustee
Scottsdale, AZ 85258                                            (October 2001 to present);                     of Aeltus Investment
Born: 1956                                                      President, Chief Executive                     Management, Inc.
                                                                Officer, and Director of                       (1997 to present);
                                                                Northern Life Insurance                        each of the Aetna
                                                                Company (2001 to present);                     Funds (April 2002 to
                                                                and President and Director                     present); Ameribest
                                                                of Aetna Life Insurance and                    Life Insurance Co.
                                                                Annuity Company (1997 to                       (2001 to present);
                                                                present), Aetna Retirement                     Equitable Life
                                                                Holdings, Inc. (1997 to                        Insurance Co. (2001
                                                                present), Aetna Investment                     to present); First
                                                                Adviser Holding Co. (2000 to                   Columbine Life
                                                                present), and Aetna Retail                     Insurance Co. (2001
                                                                Holding Company (2000 to                       to present); Golden
                                                                present). Mr. McInerney was                    American Life
                                                                formerly General Manager and                   Insurance Co. (2001
                                                                Chief Executive Officer of                     to present); Life
                                                                ING Worksite Division (since                   Insurance Company of
                                                                December 2000 to October                       Georgia (2001 to
                                                                2001); President of Aetna                      present); Midwestern
                                                                Financial Services (August                     United Life Insurance
                                                                1997 to December 2000); Head                   Co. (2001 to
                                                                of National Accounts and                       present); ReliaStar
                                                                Core Sales and Marketing for                   Life Insurance Co.
                                                                Aetna U.S. Healthcare (April                   (2001 to present);
                                                                1996 to March 1997); Head of                   Security Life of
                                                                Corporate Strategies for                       Denver (2001 to
                                                                Aetna Inc. (July 1995 to                       present); Security
                                                                April 1996); and has held a                    Connecticut Life
                                                                variety of line and                            Insurance Co. (2001
                                                                corporate staff positions                      to present);
                                                                since 1978.                                    Southland Life
                                                                                                               Insurance Co. (2001
                                                                                                               to present); USG
                                                                                                               Annuity and Life
                                                                                                               Company (2001 to
                                                                                                               present); United Life
                                                                                                               and Annuity Insurance
                                                                                                               Co. Inc (2001 to
                                                                                                               present); and the GCG
                                                                                                               Trust (February 2002
                                                                                                               to present). Mr.
                                                                                                               McInerney is a member
                                                                                                               of the Board of the
                                                                                                               National Commission
                                                                                                               on Retirement Policy,
                                                                                                               the Governor's
                                                                                                               Council on Economic
                                                                                                               Competitiveness and
                                                                                                               Technology of
                                                                                                               Connecticut, the
                                                                                                               Board of Directors of
                                                                                                               the Connecticut
                                                                                                               Business and Industry
                                                                                                               Association, the
                                                                                                               Board of Trustees of
                                                                                                               the Bushnell, the
                                                                                                               Board for the
                                                                                                               Connecticut Forum,
                                                                                                               and the Board of the
                                                                                                               Metro Hartford
                                                                                                               Chamber of Commerce,
                                                                                                               and is Chairman of
                                                                                                               Concerned Citizens
                                                                                                               for Effective
                                                                                                               Government.

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                         TERM OF OFFICE                 OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                   DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                 PAST FIVE YEARS
         -------                --------------             -----------                 ---------------
Officers:

James M. Hennessy              President, Chief       March 2002 to         President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.   Executive Officer,     Present (for the      ING Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief              ING Funds)            Services, LLC, ING Advisors, Inc., ING
Born: 1949                     Operating Officer                            Investments, LLC, Lexington Funds
                                                                            Distributor, Inc., Express America T.C. Inc.
                               President, Chief       February 2001 to      and EAMC Liquidation Corp. (since
                               Executive Officer,     March 2002 (for       December 2001); Executive Vice
                               and Chief              the Pilgrim Funds)    President and Chief Operating Officer of
                               Operating Officer                            ING Funds Distributor, LLC (since June
                                                                            2000). Formerly, Executive Vice President
                               Chief Operating        July 2000 to          and Chief Operating Officer of ING
                               Officer                February 2001 (for    Quantitative Management, Inc. (October
                                                      the Pilgrim Funds)    2001 to September 2002); Senior
                                                                            Executive Vice President (June 2000 to
                                                                            December 2000) and Secretary (April
                                                                            1995 to December 2000) of ING Capital
                                                                            Corporation, LLC, ING Funds Services,
                                                                            LLC, ING Investments, LLC, ING Advisors,
                                                                            Inc., Express America T.C. Inc., and EAMC
                                                                            Liquidation Corp.; and Executive Vice
                                                                            President, ING Capital Corporation, LLC
                                                                            and its affiliates (May 1998 to June 2000)
                                                                            and Senior Vice President, ING Capital
                                                                            Corporation, LLC and its affiliates (April
                                                                            1995 to April 1998).

Stanley D. Vyner               Executive Vice         March 2002 to         Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.   President              Present (for the      Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                             ING Funds)            2000) and Chief Investment Officer of
Born: 1950                                                                  the International Portfolios, ING
                               Executive Vice         July 1996 to March    Investments, LLC (since July 1996).
                               President              2002 (for the         Formerly, President and Chief Executive
                                                      international         Officer of ING Investments, LLC (August
                                                      portfolios of the     1996 to August 2000).
                                                      Pilgrim Funds)

Mary Lisanti                   Executive Vice         March 2002 to         Executive Vice President of ING
7337 E. Doubletree Ranch Rd.   President              Present (for the      Investments, LLC and ING Advisors, Inc.
Scottsdale, AZ 85258                                  ING Funds)            (since November 1999); Chief Investment
Born: 1956                                                                  Officer of the Domestic Equity Portfolios,
                               Executive Vice         May 1998 to           ING Investments, LLC (since 1999).
                               President              March 2002 (for       Formerly, Executive Vice President of ING
                                                      the domestic          Quantitative Management, Inc. (July
                                                      equity portfolios     2000 to September 2002); Executive Vice
                                                      of the Pilgrim        President and Chief Investment Officer
                                                      Funds)                for the Domestic Equity Portfolios of
                                                                            Northstar Investment Management Corporation,
                                                                            whose name changed to Pilgrim Advisors, Inc.
                                                                            and subsequently became part of ING
                                                                            Investments, LLC (May 1998 to October 1999);
                                                                            Portfolio Manager with Strong Capital
                                                                            Management (May 1996 to 1998); a Managing
                                                                            Director and Head of Small- and
                                                                            Mid-Capitalization Equity Strategies at
                                                                            Bankers Trust Corp. (1993 to 1996).

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                         TERM OF OFFICE                 OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                   DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                 PAST FIVE YEARS
         -------                --------------             -----------                 ---------------
Michael J. Roland              Executive Vice         March 2002 to         Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   President,             Present (for the      Officer and Treasurer of ING Funds
Scottsdale, AZ 85258           Assistant Secretary    ING Funds)            Services, LLC, ING Funds Distributor, LLC,
Born: 1958                     and Principal                                ING Advisors, Inc., ING Investments, LLC
                               Financial Officer                            (December 2001 to present), Lexington
                                                                            Funds Distributor, Inc., Express America
                               Senior Vice            June 1998 to          T.C. Inc. and EAMC Liquidation Corp.
                               President and          March 2002 (for       (since December 2001). Formerly,
                               Principal Financial    the Pilgrim Funds)    Executive Vice President, Chief Financial
                               Officer                                      Officer and Treasurer of ING Quantitative
                                                                            Management, Inc. (December 2001 to October
                                                                            2002); Senior Vice President, ING Funds
                                                                            Services, LLC, ING Investments, LLC, and ING
                                                                            Funds Distributor, LLC (June 1998 to
                                                                            December 2001) and Chief Financial Officer
                                                                            of Endeavor Group (April 1997 to June 1998).

Robert S. Naka                 Senior Vice            March 2002 to         Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   President and          Present (for the      Secretary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Assistant Secretary    ING Funds)            Funds Distributor, LLC, ING Advisors, Inc.,
Born: 1963                                                                  ING Investments, LLC (October 2001 to
                               Senior Vice            November 1999 to      present) and Lexington Funds
                               President and          March 2002 (for       Distributor, Inc. (since December 2001).
                               Assistant Secretary    the Pilgrim Funds)    Formerly, Senior Vice President and
                                                                            Assistant Secretary for ING Quantitative
                               Assistant Secretary    July 1994 to          Management, Inc. (October 2001 to
                                                      November 1999         October 2002); Vice President, ING
                                                      (for the Pilgrim      Investments, LLC (April 1997 to
                                                      Funds)                October 1999), ING Funds Services, LLC
                                                                            (February 1997 to August 1999) and Assistant
                                                                            Vice President, ING Funds Services, LLC
                                                                            (August 1995 to February 1997).

Robyn L. Ichilov               Vice President and     March 2002 to         Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.   Treasurer              Present (for the      (since October 2001) and ING
Scottsdale, AZ 85258                                  ING Funds)            Investments, LLC (since August 1997);
Born: 1967                                                                  Accounting Manager, ING Investments,
                               Vice President and     May 1998 to           LLC (since November 1995).
                               Treasurer              March 2002 (for
                                                      the Pilgrim Funds)
                               Vice President         November 1997 to
                                                      May 1998 (for the
                                                      Pilgrim Funds)

Kimberly A. Anderson           Vice President and     March 2002 to         Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.   Secretary              Present (for the      ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                  ING Funds)            Distributor, LLC, ING Advisors, Inc., ING
Born: 1964                                                                  Investments, LLC (since October 2001)
                                                      February 2001 to      and Lexington Funds Distributor, Inc.
                                                      March 2002 (for       (since December 2001). Formerly, Vice
                                                      the Pilgrim Funds)    President for ING Quantitative Management,
                                                                            Inc. (October 2001 to October 2002);
                                                                            Assistant Vice President of ING Funds
                                                                            Services, LLC (November 1999 to January
                                                                            2001) and has held various other positions
                                                                            with ING Funds Services, LLC for more than
                                                                            the last five years.

Todd Modic                     Assistant Vice         March 2002 to         Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President              Present (for          Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                  certain ING Funds)    Formerly, Director of Financial Reporting,
Born: 1967                                                                  Axient Communications, Inc. (May 2000
                                                      August 2001 to        to January 2001) and Director of
                                                      March 2002 (for       Finance, Rural/Metro Corporation (March
                                                      the Pilgrim Funds)    1995 to May 2000).

--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                         TERM OF OFFICE                 OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                   DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                 PAST FIVE YEARS
         -------                --------------             -----------                 ---------------
Maria M. Anderson              Assistant Vice         March 2002 to         Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.   President              Present (for          Services, LLC (since October 2001).
Scottsdale, AZ 85258                                  certain ING Funds)    Formerly, Manager of Fund Accounting
Born: 1958                                                                  and Fund Compliance, ING Investments,
                                                      August 2001 to        LLC (September 1999 to November
                                                      March 2002 (for       2001); Section Manager of Fund
                                                      the Pilgrim Funds)    Accounting, Stein Roe Mutual Funds (July
                                                                            1998 to August 1999); and Financial
                                                                            Reporting Analyst, Stein Roe Mutual Funds
                                                                            (August 1997 to July 1998).

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                              DOMESTIC EQUITY VALUE FUNDS
  ING Emerging Countries Fund                       ING Financial Services Fund
  ING International Fund                            ING Large Company Value Fund
  ING International Growth Fund                     ING MagnaCap Fund
  ING International SmallCap Growth Fund            ING Tax Efficient Equity Fund
  ING International Value Fund                      ING Value Opportunity Fund
  ING Precious Metals Fund                          ING SmallCap Value Fund
  ING Russia Fund                                   ING MidCap Value Fund

INTERNATIONAL GLOBAL EQUITY                       DOMESTIC EQUITY AND INCOME FUNDS
  ING Global Technology Fund                        ING Equity and Bond Fund
  ING Global Real Estate Fund                       ING Convertible Fund
  ING Worldwide Growth Fund                         ING Balanced Fund
                                                    ING Growth and Income Fund
DOMESTIC EQUITY FUNDS
  ING Growth Fund                                 FIXED INCOME FUNDS
  ING Growth + Value Fund                           ING Bond Fund
  ING Growth Opportunities Fund                     ING Classic Money Market Fund*
  ING LargeCap Growth Fund                          ING Government Fund
  ING MidCap Opportunities Fund                     ING GNMA Income Fund
  ING Small Company Fund                            ING High Yield Opportunity Fund
  ING SmallCap Opportunities Fund                   ING High Yield Bond Fund
  ING Technology Fund                               ING Intermediate Bond Fund
                                                    ING Lexington Money Market Trust*
DOMESTIC EQUITY INDEX FUNDS                         ING National Tax Exempt Bond Fund
  ING Index Plus LargeCap Fund                      ING Money Market Fund*
  ING Index Plus MidCap Fund                        ING Aeltus Money Market Fund*
  ING Index Plus SmallCap Fund                      ING Strategic Bond Fund
  ING Research Enhanced Index Fund
                                                  STRATEGIC ALLOCATION FUNDS
                                                    ING Strategic Allocation Growth Fund
                                                    ING Strategic Allocation Balanced Fund
                                                    ING Strategic Allocation Income Fund

                                                  LOAN PARTICIPATION FUNDS
                                                    ING Prime Rate Trust
                                                    ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                               AFIP&SASAR  1102-011703